UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/14

Item 1. Reports to Stockholders.

JANUARY 31, 2014

A series of Franklin Global Trust

SEMIANNUAL REPORT

Franklin Templeton Emerging Market Debt Opportunities Fund

FRANKLIN TEMPLETON INSTITUTIONAL

Contents
Semiannual Report		Consolidated Financial Highlights and
		Consolidated Statement of Investments	12
Franklin Templeton Emerging Market
Debt Opportunities Fund	1	Consolidated Financial Statements	20
Performance Summary	8	Notes to Consolidated Financial Statements	23
Your Fund’s Expenses	10	Shareholder Information	40

Semiannual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Emerging Market Debt Opportunities Fund seeks high total return through investing in debt securities of emerging market countries, mainly securities issued by sovereign and sub-sovereign government entities, but also including securities issued by corporate entities.

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
For most recent month-end per-
formance, go to ftinstitutional.com
or call a Franklin Templeton
Institutional Services representative
at (800) 321-8563.

This semiannual report for Franklin Templeton Emerging Market Debt Opportunities Fund covers the period ended January 31, 2014.

Performance Overview

Franklin Templeton Emerging Market Debt Opportunities Fund had a -0.21% cumulative total return for the six months under review. In comparison, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global Diversified Index,1, 2 which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, had a +0.82% total return, and the Fund’s second benchmark, the JPM Government Bond Index-Emerging Markets (GBI-EM) Broad Diversified Index (US$ Unhedged),2 which tracks local currency bonds issued in emerging markets, had a -4.36%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 13.

NOT FDIC INSURED	|	MAY LOSE VALUE	|	NO BANK GUARANTEE

Semiannual Report | 1

total return. Also for comparison, the Fund’s third benchmark, the Bank of America Merrill Lynch (BofAML) Emerging Markets Corporate Plus (EMCB) Index (100% US$ Hedged), which tracks the performance of U.S. dollar-denominated and euro-denominated emerging market non-sovereign debt publicly issued within the major domestic and Eurobond markets, had a +2.25% return.1, 3 You can find more performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

During the six-month reporting period, emerging market debt markets experienced further volatility. Much of the uncertainty over the period centered on whether the U.S. Federal Reserve Board (Fed) would start reducing its monthly bond purchases. Investors were concerned that such a move, which the Fed eventually confirmed in December would begin in January 2014, might diminish capital flows into emerging market asset classes.

What is duration?
Duration is a measure of a bond’s price
sensitivity to interest rate changes. In
general, a portfolio of securities with a
lower duration can be expected to be
less sensitive to interest rate changes
than a portfolio with a higher duration.

Although the yield premium offered by many emerging market issues remained attractive to investors, there were increasing concerns about the structural weakness of some emerging economies, particularly those reliant on external funding to finance their current account deficits. Against a backdrop of currency weakness and rising inflationary pressures, some emerging market countries seen as vulnerable, including Brazil, India, Indonesia, South Africa and Turkey, were forced to raise interest rates. Others, whose economies were widely perceived as structurally more robust, such as Mexico and Poland, eased interest rates further, in some cases to record lows, in continued efforts to stimulate economic growth.

U.S. Treasury yields, which act as the pricing benchmark for hard currency emerging market bonds, moved to multi-year highs at some points during the six-month period. By period-end however, these increases had largely dissipated, and the 10-year U.S. Treasury yield was little changed overall. As a result, hard currency emerging market debt, as measured by the JPM EMBI Global Diversified Index, posted a +0.82% total return for the period, despite a simultaneous increase in emerging market credit risk premiums against the uncertain market backdrop.1, 2

In contrast to hard currency emerging market bonds, local currency emerging market sovereign bonds, as measured by the JPM GBI-EM Broad Diversified Index, had a -4.36% total return, almost entirely due to currency weakness.2 Hard currency emerging market corporate bonds, as measured by the BofAML EMCB Index, generally outperformed both categories of emerging market sovereign bonds over the review period and delivered a +2.25% total return, helped by their lower overall exposure to U.S. interest rate duration.1, 3

2 | Semiannual Report

Investment Strategy

Our portfolio construction process can be summarized in three integral steps —country allocation, currency allocation and issue selection. The first stage of our emerging market debt investment process is identifying the countries for which we have a favorable outlook, which we manage with a bottom-up, research-driven perspective. Since the portfolio is constructed through bottom-up, fundamental research and not relative to a benchmark index, there is no requirement to hold issues in any one country. The next decision is whether to take exposure in the form of “hard currency” or local currency instruments. Hard currencies are typically currencies of economically and politically stable industrialized nations, such as the G-7.4 The last decision concerns security selection. This depends on the shape of the sovereign spread curve and the type of the issue’s coupon (fixed or floating). We may seek to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk through the use of derivative currency transactions, including currency forward contracts or options.

What is a currency forward
contract?
A currency forward contract is an
agreement between the Fund and a
counterparty to buy or sell a foreign
currency at a specific exchange rate
on a future date.

What is a currency option?
A currency option is a derivative financial
instrument that gives the owner the
right but not the obligation to exchange
money denominated in one currency
at a pre-agreed exchange rate on a
specified date.

Manager’s Discussion

During the six-month period, the Fund’s positioning in hard currency emerging market bonds added to returns, although this was broadly offset by the negative impact of exposure to local emerging market currencies. Allowing for currency movements, the Fund’s positioning in local currency emerging market bonds had a relatively neutral overall effect.

At the country level, Argentina was the largest performance contributor, as a result of holdings of debt issued by the provinces of Neuquén and Salta, which are tied to royalties the provinces receive from oil production. Argentinian bonds generally rose sharply for much of the period, boosted by investors’ hopes that Argentina might begin to normalize relations with its international creditors. Our positions among Hungarian bonds also had a positive impact on Fund returns, as an improvement in the neighboring eurozone economy boosted investor sentiment about Hungary’s prospects. Among quasi-sovereign and corporate bonds, the Fund’s holding in euro-denominated debt issued by South African retailer Edcon added to performance, after a bond issue by the company extended the maturity profile of its debt, thus reducing concerns about refinancing risk. There was a further contribution to Fund returns from a position in the Sri Lankan quasi-sovereign lender National Savings Bank as the Sri Lankan market, which had been one of the worst performers in the JPM EMBI Global Diversified Index for much of 2013, rebounded in the final part of the year.

Semiannual Report | 3

Geographic Breakdown*
1/31/14
% of Total
Country	Net Assets
Russia	7.6%
Brazil	6.0%
Nigeria	5.8%
Ukraine	5.7%
South Africa	4.1%
Mexico	3.6%
Argentina	3.6%
Iraq	3.4%
Angola	3.1%
Venezuela	2.9%
El Salvador	2.7%
Hungary	2.7%
Uruguay	2.5%
Georgia	2.4%
Bosnia & Herzegovina	2.4%
Ghana	2.2%
Tunisia	2.2%
Supranational	2.0%
Mozambique	2.0%
Peru	1.9%
India	1.9%
Costa Rica	1.9%
Sri Lanka	1.8%
Rwanda	1.7%
China	1.6%
Republic of Seychelles	1.6%
Mongolia	1.5%
Uganda	1.3%
Republic of Montenegro	1.2%
Other	15.5%
Short-Term Investments &
Other Net Assets	1.2%

*May differ from the SOI because percentages reflect the issuing country of the Fund’s long-term securities and include the effect of interest receivable balances.

In contrast, the Fund’s holdings in Venezuelan debt detracted from performance, after concerns about the country’s creditworthiness prompted a downgrade of its credit rating by Standard & Poor’s. Measures introduced by the Venezuelan government early in 2014 to stem capital outflows and high inflation underlined the extent of the country’s economic problems. Exposure to the South African rand also held back returns, with the South African currency ending 2013 as one of the year’s worst performers against the U.S. dollar among major emerging market currencies. Positions in Uruguayan debt further undermined returns, as the country’s bonds suffered from fears that Uruguay’s economy might be affected by neighboring Argentina’s devaluation of its currency in January 2014. In addition, holdings in Brazilian sovereign debt weighed on performance, after Brazil’s central bank raised the country’s benchmark interest rate more than expected during the period.

On January 31, 2014, the Fund had exposure to 49 emerging market countries. The largest single country exposure was Russia (7.6% of total net assets), followed by Brazil (6.0%), Nigeria (5.8%) and Ukraine (5.7%). Securities denominated in G-7 currencies constituted 72.6% of total net assets with 58.3% denominated in the U.S. dollar, 12.1% in the euro, and 2.2% in the Japanese yen. The Fund’s exposures to the Japanese yen and the euro were fully hedged back into the U.S. dollar. In addition, 29.6% of total net assets were denominated in 17 emerging market currencies, of which the largest was the Brazilian real at 4.3% of total net assets. These figures may differ from the currency breakdown table because they do not include the Fund’s holdings in currency forward contracts and other hedging instruments.

During the reporting period, the Fund initiated exposure to Kenya through the purchase of Kenyan shilling-denominated treasury bills and a longer-dated sovereign bond. Over recent years, the Kenyan currency has slowly depreciated against the U.S. dollar, with a period of significant weakness toward the end of 2011. After rising early in 2013 based on relief that Kenya’s presidential elections did not experience the violence of the 2008 elections, the shilling fell to a level of about 87.3 per U.S. dollar, which, in our view, represented an attractive entry point.

4 | Semiannual Report

The Fund also took exposure to Peru through the purchase of local currency sovereign bonds. The Peruvian nuevo sol has historically attracted large inflows but over the review period has experienced some selling, triggered by monetary policy easing and a corruption scandal involving members of the government. However, we believed that Peruvian bonds presented one of the most attractive interest rate premiums over foreign exchange volatility ratios in emerging market debt markets. Although the interest rate premium declined somewhat, we viewed this as offset by potentially lower foreign exchange volatility resulting from intervention by the Peruvian central bank, with the country’s foreign exchange reserves appearing sufficiently large, in our view, for the bank to continue such intervention as necessary. The long duration of the Peruvian bonds was attractive to us as interest rate risk seemed low and with the bonds out of favor, we considered them well valued compared to their historical range as well as on relative yield and cash bond price bases.

In addition, the Fund added a position in a loan participation note issued by Empresa Mocambicana de Atum (EMATUM), a state-owned fisheries company, with the underlying US$500 million loan guaranteed by the Mozambican Ministry of Finance. Foreign investment in Mozambique seemed poised to help unlock the country’s significant natural resources, mainly coal and natural gas, potentially keeping the economy’s growth rate at around 8% for the rest of this decade. Mozambique’s public finances appeared in better shape than many of its peers with tax revenues representing around 20% of gross domestic product. We believed the sizable spread of the notes over U.S. Treasuries offered potential compensation for this type of credit profile.

The Fund also purchased the inaugural debt offering of a U.S. dollar-denominated bond from the aforementioned National Savings Bank (NSB). NSB was established to promote savings among the Sri Lankan population and is the only one of the country’s banks to benefit from a state guarantee on deposits. Difficult market conditions at the time of the NSB bond offering meant a comparatively large concession for a quasi-sovereign relative to its underlying sovereign credit. The new NSB bond was priced more than 200 basis points above where we would have expected a similar-maturity government bond to trade.

Currency Breakdown*
1/31/14
% of Total
Currency	Net Assets
U.S. Dollar	66.6%
Brazilian Real	4.3%
Euro	3.6%
Mexican Peso	2.9%
Uruguayan Peso	2.6%
South African Rand	2.5%
Russian Ruble	2.4%
Nigerian Naira	2.3%
Indian Rupee	2.0%
Peruvian Nuevo Sol	2.0%
Costa Rican Colon	1.9%
Ugandan Shilling	1.3%
Kenyan Shilling	1.1%
Serbian Dinar	1.1%
Dominican Peso	0.9%
Ghanaian Cedi	0.8%
Turkish Lira	0.8%
Colombian Peso	0.6%
Ukrainian Hryvnia	0.2%
Japanese Yen	0.1%
Swiss Franc**	0.0%

*Percentages may differ from the SOI due to the underlying currency exposure on credit-linked notes, pass-through notes, currency forward contracts and currency options and include the effect of interest receivable balances.

** Rounds to less than 0.1%.

Semiannual Report | 5

Top 10 Holdings*
1/31/14

Issue	% of Total
Sector, Country	Net Assets
Nota Do Tesouro Nacional	3.6%
Foreign Government & Agency Securities,
Brazil
Government of Iraq**	3.5%
Foreign Government & Agency Securities,
Iraq
Government of Venezuela***	2.9%
Foreign Government & Agency Securities,
Venezuela
Government of El Salvador	2.7%
Foreign Government & Agency Securities,
El Salvador
Government of Hungary	2.7%
Foreign Government & Agency Securities,
Hungary
Government of Uruguay	2.6%
Foreign Government & Agency Securities,
Uruguay
Government of South Africa	2.5%
Foreign Government & Agency Securities,
South Africa
Mexican Udibonos	2.4%
Foreign Government & Agency Securities,
Mexico
Government of Bosnia & Herzegovina	2.4%
Foreign Government & Agency Securities,
Bosnia & Herzegovina
SSB #1 PLC	2.3%
Loan Participations & Assignments,
Ukraine

*May differ from the SOI because percentages include
the effect of interest receivable balances.
**Includes loan participations and assignments.
***Includes warrants.

We thank you for your confidence in Franklin Templeton Emerging Market Debt Opportunities Fund and hope to serve your investment needs at the highest level of expectations.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index and an index is not representative of the Fund’s portfolio.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest.

2. Source: J.P. Morgan. Copyright 2014. JPMorgan Chase & Co. All rights reserved. J.P. Morgan is the marketing name for JPMorgan Chase & Co., and its subsidiaries and affiliates worldwide. Franklin Templeton Emerging Market Debt Opportunities Fund (“the Fund”) is not sponsored, endorsed, sold or promoted by J.P. Morgan. The JPM EMBI Global Diversified Index and the JPM GBI-EM Broad Diversified Index (“the Indices”) are created based on stated, established rules. The creation or use of the Indices does not constitute a recommendation by J.P. Morgan of the Fund or a trade recommendation by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, with respect to the Fund, or the advisability of investing in securities generally, or in the Fund particularly, or the ability of the Indices to track bond market performance. J.P. Morgan has no obligation to take the needs of the prospective purchasers or owners of the Fund into consideration in determining, composing or calculating the Indices. J.P. Morgan is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund. J.P. Morgan has no obligation or liability in connection with the administration, marketing or trading of the Fund. THE INDICES ARE PROVIDED “AS IS” WITH ANY AND ALL FAULTS. J.P. MORGAN DOES NOT GUARANTEE THE AVAILABILITY, SEQUENCE, TIMELINESS, QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDICES AND/OR ANY DATA INCLUDED THEREIN, OR FROM ANY USE OF THE INDICES. J.P. MORGAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN, OR FROM ANY USE OF THE INDICES. THERE ARE NO REPRESENTATIONS OR WARRANTIES WHICH EXTEND BEYOND THE DESCRIPTION ON THE FACE OF THIS DOCUMENT, IF ANY. ALL WARRANTIES AND REPRESENTATIONS OF ANY KIND WITH REGARD TO THE INDICES ARE DISCLAIMED INCLUDING ANY IMPLIED WARRANTIES OF MERCHANTABILITY, QUALITY, ACCURACY, FITNESS FOR A PARTICULAR PURPOSE AND/OR AGAINST INFRINGEMENT AND/OR WARRANTIES AS TO ANY RESULTS TO BE OBTAINED BY AND/OR FROM THE USE OF

THE INDICES. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE FULLEST EXTENT PERMITTED BY LAW, IN NO EVENT SHALL J.P. MORGAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES, INCLUDING LOSS OF PRINCIPAL AND/OR LOST PROFITS, IN CONNECTION WITH THE INDICES AND/OR THE FUND EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

3. Source: Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNNECTION WITH THEIR USE.

4. The G-7, or Group of Seven, is an informal forum of finance ministers from seven industrialized nations who meet periodically to discuss economic policies. The G-7 includes Canada, France, Germany, Italy, Japan, the U.K. and the U.S.

Semiannual Report | 7

Performance Summary as of 1/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Symbol: FEMDX			Change		1/31/14		7/31/13
Net Asset Value (NAV)		-$	0.63		$11.43		$12.06
Distributions (8/1/13–1/31/14)
Dividend Income	$0.5750
Short-Term Capital Gain	$0.0411
Total	$0.6161

Performance[1]
	6-Month		1-Year		5-Year		Inception (5/24/06)
Cumulative Total Return[2]	-0.21%		-2.63%	+	102.55%	+	83.24%
Average Annual Total Return[3]	-0.21%		-2.63%	+	15.16%	+	8.19%
Value of $50,000 Investment[4]	$49,896		$48,684		$101,280		$91,627
Avg. Ann. Total Return (12/31/13)[5]		+	1.06%	+	16.63%	+	8.61%
Total Annual Operating Expenses[6]	1.01% (with waiver)				1.11% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional
Services representative at (800) 321-8563.

8 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Investing in foreign securities typically involves more risks than investing in
u.S. securities, and includes risks associated with: political and economic developments (the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the u.S.); trading practices (government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the u.S.); availability of information (foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as u.S. issuers); limited markets (the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile); and currency exchange rate fluctuations and policies.
The risks of foreign investments typically are greater in less developed countries or emerging market countries. The fund’s use of derivatives and foreign currency techniques involves special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the fund. The fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. The fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through at least 11/30/14, a waiver related to the management fee paid by a Fund subsidiary, and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its cur-
rent fiscal year end. Fund investment results reflect the expense reduction and fee waivers, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $50,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
	Value 8/1/13	Value 1/31/14	Period* 8/1/13–1/31/14
Actual	$1,000	$997.90	$5.04
Hypothetical (5% return before expenses)	$1,000	$1,020.16	$5.09
*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 11

Franklin Global Trust

Consolidated Financial Highlights

Franklin Templeton Emerging Market Debt Opportunities Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.06	$12.33	$12.80	$11.94	$9.78	$11.32
Income from investment operations[a]:
Net investment income[b]	0.42	0.83	0.90	0.79	0.89	0.83
Net realized and unrealized gains (losses)	(0.43)	(0.04)	(0.51)	0.54	1.70	(1.67)
Total from investment operations	(0.01)	0.79	0.39	1.33	2.59	(0.84)
Less distributions from:
Net investment income	(0.58)	(0.89)	(0.70)	(0.36)	(0.43)	(0.64)
Net realized gains	(0.04)	(0.17)	(0.16)	(0.11)	—	(0.06)
Total distributions	(0.62)	(1.06)	(0.86)	(0.47)	(0.43)	(0.70)
Net asset value, end of period	$11.43	$12.06	$12.33	$12.80	$11.94	$9.78

Total return[c]	(0.21)%	6.40%	3.73%	11.40%	26.94%	(5.43)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.08%	1.07%	1.09%	1.11%	1.14%	1.19%
Expenses net of waiver and payments by
affiliates	1.00%[e]	1.00%[e]	1.00%	1.00%	1.00%[e]	1.04%[e]
Net investment income	6.88%	6.63%	7.52%	6.38%	7.89%	9.45%

Supplemental data
Net assets, end of period (000’s)	$582,260	$568,794	$464,714	$400,887	$172,858	$96,301
Portfolio turnover rate	17.64%	30.95%	33.17%	29.09%	36.13%	31.91%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report

Franklin Global Trust

Consolidated Statement of Investments, January 31, 2014 (unaudited)

Franklin Templeton Emerging Market Debt Opportunities Fund	Country/Organization	Warrants		Value
Warrants 3.5%
[a]Central Bank of Nigeria, wts., 11/15/20	Nigeria	64,000		$10,688,000
[a]Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	440,045		9,570,979
Total Warrants (Cost $24,143,947)				20,258,979

		Principal Amount*
Quasi-Sovereign and Corporate Bonds 24.9%
Beverages 1.0%
CEDC Finance Corp. International Inc.,
[b]secured note, PIK, 10.00%, 4/30/18	Russia	2,018,260		1,663,833
senior secured note, first lien, 8.00% to 4/30/14, 9.00% to
4/30/15, 10.00% thereafter, 4/30/18	Russia	4,500,791		4,140,728
				5,804,561
Building Products 0.6%
[c]Cemex Espana Luxembourg, senior secured note, 144A, 9.875%,
4/30/19	Mexico	2,870,000		3,228,750
Chemicals 0.9%
[c]Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22	Brazil	4,450,000		4,195,594
[c]Mexichem SAB de CV, senior note, 144A, 4.875%, 9/19/22	Mexico	1,100,000		1,060,125
				5,255,719
Commercial Banks 4.8%
[c]Fidelity Bank PLC, senior note, 144A, 6.875%, 5/09/18	Nigeria	10,000,000		9,475,000
[c]National Savings Bank, senior note, 144A, 8.875%, 9/18/18	Sri Lanka	9,400,000		10,099,125
[d,e]Sphynx Capital Markets (National Investment Bank of Ghana),
PTN, zero cpn., 2/05/09	Ghana	8,000,000		8,119,616
				27,693,741
Consumer Finance 0.9%
[f]HSBK(Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	5,000,000		5,454,350
Diversified Telecommunication Services 1.8%
[c]Bharti Airtel International, senior note, 144A, 5.125%,
3/11/23	India	6,000,000		5,607,000
[f]Empresa de Telecommunicaciones de Bogota SA, senior note,
Reg S, 7.00%, 1/17/23	Colombia	8,512,000,000	COP	3,642,182
[f]Oi SA, senior note, Reg S, 9.75%, 9/15/16	Brazil	3,100,000	BRL	1,140,981
				10,390,163
Food & Staples Retailing 1.6%
[f]Cencosud SA, senior note, Reg S, 4.875%, 1/20/23	Chile	4,409,000		4,058,198
[f]JBS Finance II Ltd., senior note, Reg S, 8.25%, 1/29/18	Brazil	5,100,000		5,415,562
				9,473,760
Food Products 1.0%
[f]Agrokor DD, senior bond, Reg S, 9.875%, 5/01/19	Croatia	3,600,000	EUR	5,466,201
Independent Power Producers & Energy Traders 0.4%
[f,g]Cia Energetica de Sao Paulo, senior note, Reg S, Index Linked,
9.75%, 1/15/15	Brazil	4,000,000	BRL	2,497,878

Semiannual Report | 13

Franklin Global Trust

Consolidated Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund	Country/Organization	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Metals & Mining 1.9%
[f]Ferrexpo Finance PLC, senior bond, Reg S, 7.875%, 4/07/16	Ukraine	5,900,000		$5,494,375
[f]Vedanta Resources PLC, senior note, Reg S, 9.50%, 7/18/18	India	4,900,000		5,419,400
				10,913,775
Municipal Bonds 3.4%
Province Del Neuquen,
[c]secured note, 144A, 7.875%, 4/26/21	Argentina	4,840,000		4,536,290
[f]secured note, Reg S, 7.875%, 4/26/21	Argentina	6,102,800		5,719,849
[f]senior secured note, Reg S, 8.656%, 10/18/14	Argentina	429,296		426,076
Province of Salta Argentina, senior secured note,
[c]144A, 9.50%, 3/16/22	Argentina	4,367,700		4,084,629
[f]Reg S, 9.50%, 3/16/22	Argentina	5,594,538		5,231,957
				19,998,801
Oil, Gas & Consumable Fuels 2.4%
[c]Georgian Oil & Gas Corp., 144A, 6.875%, 5/16/17	Georgia	5,000,000		5,200,000
Petro Co. of Trinidad & Tobago Ltd., senior note,
[c]144A, 6.00%, 5/08/22	Trinidad & Tobago	850,000		906,313
[f]Reg S, 6.00%, 5/08/22	Trinidad & Tobago	1,841,667		1,962,802
[f]State Oil Co., Government of Azerbaijan, senior note, Reg S,
4.75%, 3/13/23	Azerbaijan	6,200,000		5,829,860
				13,898,975
Real Estate Management & Development 1.6%
[f]Franshion Development Ltd., senior note, Reg S, 6.75%,
4/15/21	China	4,000,000		3,965,540
[f]Yuexiu Property Co. Ltd., senior note, Reg S, 4.50%,
1/24/23	China	6,400,000		5,425,376
				9,390,916
Road & Rail 0.5%
[c]Georgian Railway LLC, senior bond, 144A, 7.75%, 7/11/22	Georgia	2,900,000		3,070,375
Specialty Retail 1.5%
[c]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	6,800,000	EUR	8,951,981
Thrifts & Mortgage Finance 0.1%
[d]Astana Finance BV, 7.875%, 6/08/10	Kazakhstan	2,300,000	EUR	356,744
Transportation Infrastructure 0.1%
[g]Concessionaria Ecovias Dos Imigrantes SA, senior note,
Index Linked, 3.80%, 4/15/20	Brazil	1,600[h] BRL		650,713
Wireless Telecommunication Services 0.4%
[c]Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21	Luxembourg	2,500,000		2,551,563
Total Quasi-Sovereign and Corporate Bonds
(Cost $138,643,777)				145,048,966

14 | Semiannual Report

Franklin Global Trust

Consolidated Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund	Country/Organization	Principal Amount*		Value
[i]Loan Participations and Assignments 13.0%
[c]Alfa Bond Issuance PLC (Alfa Bank OJSC), 144A, 7.50%,
9/26/19	Russia	4,400,000		$4,669,500
[f]Credit Suisse First Boston International (City of Kyiv),
secured bond, Reg S, 8.00%, 11/06/15	Ukraine	8,650,000		8,033,687
[j]Development Bank of Southern Africa Ltd. (Government of Angola),
Tranche 2, FRN, senior note, 6.597%, 12/20/23	Angola	11,900,000		11,900,000
[f]Federal Grid Co. OJSC/Finance Ltd., Reg S, 8.446%, 3/13/19	Russia	200,000,000	RUB	5,484,362
[e,j]Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
0.75%, 1/01/28	Iraq	346,899,241	JPY	2,104,784
[e,j]Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.75%,
1/01/28	Iraq	607,094,684	JPY	3,683,500
[f]Mozambique EMATUM Finance 2020 BV (Republic of
Mozambique), Reg S, 6.305%, 9/11/20	Mozambique	12,000,000		11,212,500
RSHB Capital SA (Russian Agricultural Bank OJSC),
senior sub. note,
[f]Reg S, 6.00%, 6/03/21	Russia	600,000		612,939
[c]144A, 6.00% to 6/03/16, FRN thereafter, 6/03/21	Russia	7,000,000		7,150,955
[f]RZD Capital PLC (Russian Railways), senior note, Reg S, 8.30%,
4/02/19	Russia	300,000,000	RUB	8,209,528
[f]SSB #1 PLC (OJSC State Savings Bank of Ukraine), senior note,
Reg S, 8.25%, 3/10/16	Ukraine	15,000,000		12,750,000
Total Loan Participations and Assignments
(Cost $77,782,538)				75,811,755
[k]Credit-Linked Notes 1.2%
[j]Deutsche Bank AG/London (Government of Angola), senior note,
FRN, 5.393%, 6/21/16	Angola	4,375,000	EUR	5,900,782
[c]ING Bank NV (Government of Ukraine), 144A, 5.50%,
8/25/15	Ukraine	8,800,000	UAH	964,702
Total Credit-Linked Notes (Cost $7,434,168)				6,865,484
Foreign Government and Agency Securities 52.1%
Banque Centrale de Tunisie,
[f]Reg S, 4.50%, 6/22/20	Tunisia	3,961,000	EUR	5,098,652
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,811,558
senior bond, 4.20%, 3/17/31	Tunisia	300,000,000	JPY	2,315,771
The Development and Investment Projects Fund of the Jordan
Armed Forces and Security Corps., senior note, 6.14%,
12/16/19	Jordan	2,640,000		2,613,600
[d]Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000	DEM	806,838
[c]Government of Armenia, senior note, 144A, 6.00%, 9/30/20	Armenia	600,000		603,750
[j]Government of Bosnia & Herzegovina,
FRN, 1.188%, 12/11/17	Bosnia & Herzegovina	2,400,000	DEM	1,489,547
senior bond, B, FRN, 1.125%, 12/11/21	Bosnia & Herzegovina	21,433,333	DEM	12,230,891
[c]Government of Costa Rica, 144A, 10.58%,
9/23/15	Costa Rica	3,400,000,000	CRC	7,056,516
6/22/16	Costa Rica	1,660,000,000	CRC	3,474,842

Semiannual Report | 15

Franklin Global Trust

Consolidated Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund	Country/Organization	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
[c]Government of the Dominican Republic, 144A,
11.70%, 6/06/14	Dominican Republic	60,000,000	DOP	$1,413,518
12.50%, 2/09/18	Dominican Republic	149,000,000	DOP	3,508,888
[j]Government of Ecuador, FRN, 1.25%, 2/27/15	Ecuador	290,601		261,541
[f]Government of Egypt, senior note, Reg S, 6.875%, 4/30/40	Egypt	400,000		355,560
[f]Government of El Salvador, senior bond, Reg S, 7.65%,
6/15/35	El Salvador	16,400,000		15,672,250
Government of Georgia,
[c]144A, 6.875%, 4/12/21	Georgia	4,900,000		5,344,063
[f]Reg S, 6.875%, 4/12/21	Georgia	200,000		218,125
Government of Ghana,
13.00%, 6/02/14	Ghana	2,100,000	GHS	841,624
23.00%, 8/21/17	Ghana	7,900,000	GHS	3,509,390
[d,f]Government of Grenada, Reg S, 6.00% to 9/15/15, 8.00% to
9/15/17, 8.50% to 9/15/18, 9.00% thereafter, 9/15/25	Grenada	9,800,000		3,160,500
[c]Government of Honduras,
144A, 7.50%, 3/15/24	Honduras	3,200,000		3,060,672
senior note, 144A, 8.75%, 12/16/20	Honduras	1,200,000		1,239,750
Government of Hungary,
6.00%, 1/11/19	Hungary	4,000,000	EUR	5,900,782
[f]senior note, Reg S, 3.875%, 2/24/20	Hungary	7,000,000	EUR	9,430,865
[f]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	17,000,000		14,280,000
[c,j]Government of Ivory Coast, 144A, FRN, 5.75%, 12/31/32	Ivory Coast	4,854,000		4,206,282
Government of Macedonia, senior bond, 4.625%, 12/08/15	Macedonia	4,242,000	EUR	5,828,674
[f]Government of Mongolia, Reg S, 5.125%, 12/05/22	Mongolia	10,500,000		8,557,868
Government of Montenegro, 7.875%, 9/14/15	Republic of Montenegro	4,900,000	EUR	6,966,482
Government of Nigeria, 16.39%, 1/27/22	Nigeria	828,000,000	NGN	5,744,969
[c]Government of Paraguay, 144A, 4.625%, 1/25/23	Paraguay	5,950,000		5,738,031
[c]Government of Peru, senior bond, 144A,
[l]6.95%, 8/12/31	Peru	28,800,000	PEN	9,668,200
6.85%, 2/12/42	Peru	4,200,000	PEN	1,342,058
[f]Government of Rwanda, Reg S, 6.625%, 5/02/23	Rwanda	10,073,000		9,682,671
[f]Government of Seychelles, Reg S, 5.00% to 1/01/15, 7.00% to
1/01/18, 8.00% thereafter, 1/01/26	Republic of Seychelles	10,500,000		9,030,000
Government of South Africa,
8.00%, 12/21/18	South Africa	121,800,000	ZAR	10,844,510
[m]Index Linked, 2.25%, 1/31/38	South Africa	43,276,316	ZAR	3,721,051
Government of Turkey,
[j]FRN, 8.16%, 1/04/17	Turkey	1,940,000	TRY	828,106
[m]Index Linked, 4.00%, 4/29/15	Turkey	8,531,308	TRY	3,793,483
Government of Uganda,
10.25%, 1/01/15	Uganda	12,430,000,000	UGX	5,006,304
10.00%, 5/21/15	Uganda	1,450,000,000	UGX	574,494
10.25%, 4/21/16	Uganda	2,200,000,000	UGX	842,645
10.75%, 2/22/18	Uganda	2,200,000,000	UGX	818,719
[c]Government of Ukraine, 144A, 9.25%, 7/24/17	Ukraine	5,500,000		5,195,795
[m]Government of Uruguay, senior bond, Index Linked, 3.70%,
6/26/37	Uruguay	372,237,918	UYU	14,787,371

16 | Semiannual Report

Franklin Global Trust

Consolidated Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund	Country/Organization	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Government of Venezuela,
[f]Reg S, 6.00%, 12/09/20	Venezuela	11,000,000		$6,469,650
senior bond, 7.65%, 4/21/25	Venezuela	1,000,000		585,625
International Finance Corp., senior note, 7.75%, 12/03/16	Supranational[n]	705,000,000	INR	11,371,098
Kenya Treasury Bond, 11.00%, 9/15/25	Kenya	305,000,000	KES	3,464,306
[j]Mexican Bondes Desarroll, FRN, 3.54%, 3/12/15	Mexico	350,000[o] MXN		2,613,644
[m]Mexican Udibonos, Index Linked, 4.00%, 11/15/40	Mexico	1,887,154[p] MXN		14,170,138
[d,q]NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	128,956
Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	546,167
Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	97,071
[g]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/20	Brazil	7,890[h] BRL		7,424,012
8/15/24	Brazil	8,000[h] BRL		7,350,142
8/15/30	Brazil	6,150[h] BRL		5,494,735
[f]Russia Foreign Bond, senior bond, Reg S, 7.50%, 3/31/30	Russia	10,010,000		11,549,288
Serbia Treasury Note, 10.00%, 2/21/16	Serbia	500,000,000	RSD	5,814,231
[f,j]Tanzania Government International Bond, Reg S, FRN, 6.392%,
3/09/20	United Republic
	of Tanzania	4,200,000		4,361,322
Total Foreign Government and Agency Securities
(Cost $330,705,549)				303,317,591

Franklin Templeton Emerging Market Debt Opportunities Fund		Units
Private Limited Partnership Fund
(Cost $3,874,972) 0.6%
Diversified Financial Services 0.6%
[a,q,r,s,t]Global Distressed Alpha Fund III LP	Bermuda	3,699,833		3,742,197

	Counterparty	Notional Amount*
Options Purchased (Cost $696,928) 0.0%†
Puts – Over-the-Counter
Currency Options 0.0%†
EUR/USD, March Strike Price $1.329 Expires 3/13/14	GSCO	23,000,000	EUR	139,813
Total Investments before Short Term Investments
(Cost $583,281,879)				555,184,785

	Country	Principal Amount*
Short Term Investments 5.2%
Foreign Government and Agency Securities 1.8%
[u]Kenya Treasury Bills, 4/14/14 - 8/11/14	Kenya	254,000,000	KES	2,834,948
[u]Nigeria Treasury Bills, 2/20/14 - 1/22/15	Nigeria	1,260,500,000	NGN	7,452,449
Total Foreign Government and Agency Securities
(Cost $10,370,023)				10,287,397
Total Investments before Money Market Funds
(Cost $593,651,902)				565,472,182

Semiannual Report | 17

Franklin Global Trust

Consolidated Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund	Country	Shares	Value
Short Term Investments (continued)
Money Market Funds (Cost $19,846,618) 3.4%
[r,v]Institutional Fiduciary Trust Money Market Portfolio	United States	19,846,618	$19,846,618
Total Investments (Cost $613,498,520) 100.5%			585,318,800
Other Assets, less Liabilities (0.5)%			(3,058,316)
Net Assets 100.0%			$582,260,484

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aThe security is owned by Alternative Strategies Ltd., a wholly-owned subsidiary of the Fund. See Note 1(h).
bIncome may be received in additional securities and/or cash.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31,
2014, the aggregate value of these securities was $127,604,267, representing 21.92% of net assets.
dSee Note 8 regarding defaulted securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2014, the aggregate value of these securities was $13,907,900, repre-
senting 2.39% of net assets.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2014, the aggregate value of these securities was
$211,320,354, representing 36.29% of net assets.
gRedemption price at maturity is adjusted for inflation. See Note 1(j).
hPrincipal amount is stated in 1,000 Brazilian Real Units.
iSee Note 1(f) regarding loan participations and assignments.
jThe coupon rate shown represents the rate at period end.
kSee Note 1(g) regarding credit-linked notes.
lA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
mPrincipal amount of security is adjusted for inflation. See Note 1(j).
nA supranational organization is an entity formed by two or more central governments through international treaties.
oPrincipal amount is stated in 100 Mexican Peso Units.
pPrincipal amount is stated in Unidad de Inversion Units.
qSee Note 10 regarding restricted securities.
rNon-income producing.
sThe Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
tSee Note 11 regarding unfunded loan commitments.
uThe security is traded on a discount basis with no stated coupon rate.
vSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

18 | Semiannual Report

Franklin Global Trust
Consolidated Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund
At January 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Japanese Yen	CITI	Sell	600,000,000	$5,876,592	3/12/14	$3,184	$—
Euro	CITI	Sell	11,000,000	15,049,210	3/12/14	212,780	—
Euro	MSCO	Sell	10,000,000	13,670,820	3/12/14	183,157	—
Japanese Yen	RBCCM	Sell	700,000,000	6,858,724	3/12/14	6,415	—
Euro	RBCCM	Sell	11,000,000	15,029,762	3/12/14	193,333	—
Net unrealized appreciation (depreciation)						$598,869
[a]May be comprised of multiple contracts using the same currency and settlement date.
See Abbreviations on page 39.

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. | 19

Franklin Global Trust

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
January 31, 2014 (unaudited)

Franklin Templeton
Emerging Market
Debt Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$593,651,902
Cost - Sweep Money Fund (Note 7)	19,846,618
Total cost of investments	$613,498,520
Value - Unaffiliated issuers	$565,472,182
Value - Sweep Money Fund (Note 7)	19,846,618
Total value of investments	585,318,800
Cash	922,186
Restricted cash (Note 1e)	110,000
Foreign currency, at value (cost $1,401,905)	1,396,680
Receivables:
Investment securities sold	2,461,913
Capital shares sold	5,428,739
Interest	9,093,920
Unrealized appreciation on forward exchange contracts	598,869
Unrealized appreciation on unfunded loan commitments (Note 11)	8,301
Total assets	605,339,408
Liabilities:
Payables:
Investment securities purchased	21,498,982
Capital shares redeemed	903,070
Management fees	465,214
Transfer agent fees	4,432
Trustees’ fees and expenses	2,185
Due to brokers	110,000
Deferred tax	40,544
Accrued expenses and other liabilities	54,497
Total liabilities	23,078,924
Net assets, at value	$582,260,484
Net assets consist of:
Paid-in capital	$613,922,666
Undistributed net investment income	3,213,012
Net unrealized appreciation (depreciation)	(27,724,707)
Accumulated net realized gain (loss)	(7,150,487)
Net assets, at value	$582,260,484
Shares outstanding	50,944,079
Net asset value and maximum offering price per share	$11.43

20 | The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report

Franklin Global Trust

Consolidated Financial Statements (continued)

Consolidated Statement of Operations
for the six months ended January 31, 2014 (unaudited)

Franklin Templeton
Emerging Market
Debt Opportunities
Fund
Investment income:
Dividends	$2,089,500
Interest	23,458,893
Inflation principal adjustments	(2,449,399)
Total investment income	23,098,994
Expenses:
Management fees (Note 3a)	2,869,675
Administrative fees (Note 3b)	8,643
Transfer agent fees (Note 3c)	31,582
Custodian fees (Note 4)	90,192
Reports to shareholders	10,903
Registration and filing fees	31,376
Professional fees	155,610
Trustees’ fees and expenses	14,633
Other	7,398
Total expenses	3,220,012
Expense reductions (Note 4)	(21)
Expenses waived/paid by affiliates (Note 3d)	(286,199)
Net expenses	2,933,792
Net investment income	20,165,202
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(5,682,716)
Foreign currency transactions	(262,716)
Net realized gain (loss)	(5,945,432)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,701,133)
Translation of other assets and liabilities denominated in foreign currencies	262,358
Change in deferred taxes on unrealized appreciation	(4,348)
Net change in unrealized appreciation (depreciation)	(15,443,123)
Net realized and unrealized gain (loss)	(21,388,555)
Net increase (decrease) in net assets resulting from operations	$(1,223,353)

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. | 21

Franklin Global Trust

Consolidated Financial Statements (continued)

Consolidated Statements of Changes in Net Assets

	Franklin Templeton
	Emerging Market
	Debt Opportunities Fund
	Six Months Ended
	January 31, 2014	Year Ended
	(unaudited)	July 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$20,165,202	$36,206,144
Net realized gain (loss) from investments and foreign currency transactions	(5,945,432)	(2,775,895)
Net change in unrealized appreciation (depreciation) on investments, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	(15,443,123)	(2,904,529)
Net increase (decrease) in net assets resulting from operations	(1,223,353)	30,525,720
Distributions to shareholders from:
Net investment income	(27,827,379)	(36,492,888)
Net realized gains	(1,989,053)	(7,059,575)
Total distributions to shareholders	(29,816,432)	(43,552,463)
Capital share transactions (Note 2)	44,506,169	117,106,746
Net increase (decrease) in net assets	13,466,384	104,080,003
Net assets:
Beginning of period	568,794,100	464,714,097
End of period	$582,260,484	$568,794,100
Undistributed net investment income included in net assets:
End of period	$3,213,012	$10,875,189

22 | The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited)

Franklin Templeton Emerging Market Debt Opportunities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Franklin Templeton Emerging Market Debt Opportunities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

Semiannual Report | 23

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

24 | Semiannual Report

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

Semiannual Report | 25

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At January 31, 2014, the Fund had no OTC derivatives in a net liability position for such contracts.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

26 | Semiannual Report

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

At January 31, 2014 the Fund received $266,422 in U.S. Treasury Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Note 12 regarding other derivatives information.

e. Restricted Cash

At January 31, 2014, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

f. Loan Participations and Assignments

The Fund may invest in debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees only from the lender selling the loan and only upon receipt of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to credit risk of both the borrower and the lender that is selling the loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan.

Semiannual Report | 27

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

h. Investment in Alternative Strategies (FT) Ltd. (FT Subsidiary)

The Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2014, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FT Subsidiary. All intercompany transactions and balances have been eliminated. At January 31, 2014, the net assets of the FT Subsidiary were $24,905,488, representing 4.28% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical

28 | Semiannual Report

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Income and Deferred Taxes (continued)

merits of the tax position. As of January 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments on the Consolidated Statement of Operations.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Semiannual Report | 29

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
l.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2014		July 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	5,133,382	$61,486,818	13,957,136	$174,299,505
Shares issued in reinvestment of
distributions	2,273,663	26,465,438	3,269,155	39,622,164
Shares redeemed	(3,642,386)	(43,446,087)	(7,748,665)	(96,814,923)
Net increase (decrease)	3,764,659	$44,506,169	9,477,626	$117,106,746

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

30 | Semiannual Report

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund and FT Subsidiary pay an investment management fee to FTIML based on the average daily net assets of the Fund and FT Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $500 million
0.900%	Over $500 million, up to and including $1 billion
0.850%	In excess of $1 billion

Effective October 1, 2013, the FT Subsidiary combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreements do not exceed the aggregate fees that were paid under each of the separate agreements.

Prior to October 31, 2013, the FT Subsidiary paid an investment management fee to FTIML based on the average daily net assets of the FT Subsidiary as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $500 million
0.700%	Over $500 million, up to and including $1 billion
0.650%	In excess of $1 billion

Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.

Under a subadvisory agreement, FT Institutional, an affiliate of FTIML, provides subadvisory services to the Fund and FT Subsidary. The subadvisory fee is paid by FTIML based on the Fund and FT Subsidary’s average daily net assets, and is not an additional expense of the Fund or FT Subsidary.

b. Administrative Fees

Under an agreement with FTIML, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by FTIML based on the Fund and FT Subsidiary’s average daily net assets, and is not an additional expense of the Fund or FT Subsidary.

Prior to October 1, 2013, the FT Subsidiary paid an administration fee to FT Services of 0.20% per year of the average daily net assets of the FT Subsidiary. Administrative fees paid by the Fund were reduced on assets invested in the FT Subsidiary, in an amount not to exceed the administrative fees paid by the FT Subsidiary.

Semiannual Report | 31

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Transfer Agent Fees

The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties.

For the period ended January 31, 2014, the Fund paid transfer agent fees of $31,582 of which $30,635 was retained by Investor Services.

d. Waiver and Expense Reimbursements

FTIML and FT Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) do not exceed 1.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2014.

e. Other Affiliated Transactions

At January 31, 2014, one or more of the funds in the Franklin Templeton Fund Allocator Series owned 21.05% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2014, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. INCOME TAXES

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At July 31, 2013, the Fund deferred post-October capital losses of $1,065,964.

32 | Semiannual Report

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

5. INCOME TAXES (continued)

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$606,209,354

Unrealized appreciation	$27,893,986
Unrealized depreciation	(48,784,540)
Net unrealized appreciation (depreciation)	$(20,890,554)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and commodity-based derivatives.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2014, aggregated $166,330,509 and $94,103,368, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At January 31, 2014, the Fund had 66.27% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2014, the aggregate value of these securities was $13,215,892, representing 2.27% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Consolidated Statement of Investments.

Semiannual Report | 33

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/
Units		Issuer	Acquisition Dates	Cost	Value
3,699,833		Global Distressed Alpha Fund III LP	10/11/12	$3,874,972	$3,742,197
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	128,956
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	546,167
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	97,071
		Total Restricted Securities (Value is 0.78% of Net Assets)		$7,010,728	$4,514,391

11. UNFUNDED COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Consolidated Statement of Investments.

At January 31, 2014, unfunded commitments through its investment in the FT Subsidiary were as follows:

Unfunded
Borrower	Commitment

Global Distressed Alpha Fund III LP	$725,028

34 | Semiannual Report

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

11. UNFUNDED COMMITMENTS (continued)

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations.

12. OTHER DERIVATIVE INFORMATION

At January 31, 2014, the Fund’s investments in derivative contracts are reflected on the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Consolidated		Consolidated
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Foreign exchange
contracts	Investments, at value / Unrealized	$738,682	Unrealized depreciation on
	appreciation on forward exchange		forward exchange contracts	$—
contracts

For the period ended January 31, 2014, the effect of derivative contracts on the Fund’s
Consolidated Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts			Realized	Appreciation
Not Accounted for as	Consolidated Statement of		Gain (Loss)	(Depreciation)
Hedging Instruments	Operations Locations		for the Period	for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized
appreciation (depreciation) on translation of
other assets and liabilities denominated in
	foreign currencies		$(5,487,580)	$3,683,365

For the period ended January 31, 2014, the average month end fair value of derivatives represented 0.15% of average month end net assets. The average month end number of open derivative contracts for the period was 7.

See Note 1(d) regarding derivative financial instruments.

Semiannual Report | 35

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matured on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Consolidated Statement of Operations. During the period ended January 31, 2014, the Fund did not use the Global Credit Facility.

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

36 | Semiannual Report

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

14. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of January 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Warrants	$—	$20,258,979	$—	$20,258,979
Quasi-Sovereign and Corporate
Bonds	—	136,929,350	8,119,616	145,048,966
Loan Participations and
Assignments	—	70,023,471	5,788,284	75,811,755
Credit-Linked Notes	—	6,865,484	—	6,865,484
Foreign Government and Agency
Securities	—	302,545,397	772,194	303,317,591
Private Limited Partnership Fund	—	—	3,742,197	3,742,197
Options Purchased	—	139,813	—	139,813
Short Term Investments	19,846,618	10,287,397	—	30,134,015
Total Investments in Securities	$19,846,618	$547,049,891	$18,422,291	$585,318,800
Forward Exchange Contracts	—	598,869	—	598,869
Private Limited Partnership Fund –
Unfunded Commitment	—	—	8,301	8,301

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. At January 31, 2014, the reconciliation of assets, is as follows:

									Net Change
									in Unrealized
	Balance					Net	Net	Balance	Appreciation
	at			Transfers		Realized	Unrealized	at	(Depreciation)
	Beginning			Into (Out of)	Cost Basis	Gain	Gain	End of	on Assets Held
	of Period	Purchases	Sales	Level 3	Adjustments[a]	(Loss)	(Loss)	Period	at Period End
Assets
Quasi-Sovereign and Corporate Bonds	$7,828,000	$—	$—	$—	$—	$—	$291,616	$8,119,616	$291,616
Loan Participations and Assignments	6,366,556	—	(340,308)	—	184,408	—	(422,372)	5,788,284	(422,372)
Foreign Government and Agency
Securities	830,063	—	—	—	—	—	(57,869)	772,194	(57,869)
Private Limited Partnership Fund	3,758,772	—	—	—	—	—	(16,575)	3,742,197	(16,575)
Private Limited Partnership Fund –
Unfunded Commitment	11,549	—	—	—	—	—	(3,248)	8,301	(3,248)
Total	$18,794,940	$—	$(340,308)	$—	$184,408	$—	$(208,448)	$18,430,592	$(208,448)

[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

Semiannual Report | 37

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

14. FAIR VALUE MEASUREMENTS (continued)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2014, are as follows:

					Impact to
	Fair Value at				Fair Value if
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount/Range	Input Increases [a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate
Bonds	$8,119,616	Discounted Cash Flow
		Model	Free Cash Flow	$126.9 (mil)	Increase[b]
		Market Comparables	Discount for lack of
			marketability	20%	Decrease[c]
Loan Participations and
Assignments	5,788,284	Consensus Pricing	Weighted average of
			offered quotes	$63.00 - $71.38	Increase[c]
Foreign Government and
Agency Securities	772,194	Market Comparables	Discount for lack of
			marketability	20%	Decrease[c]
Private Limited Partnership	3,742,197	Discounted Cash Flow
		Model	Free Cash Flow	$111.6 (mil)	Increase[b]
Private Limited Partnership –
Unfunded Commitment	8,301		Cost of Equity Capital	20%	Decrease[c]
			Discount for lack of
			marketability	30%	Decrease[b]
Total	$18,430,592

aRepresents the directional change in the fair value of the Level 3 investments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

bRepresents a significant impact to fair value and net assets.

 cRepresents a significant impact to fair value but not net assets.

15. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

38 | Semiannual Report

Franklin Global Trust

Notes to Consolidated Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

16. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Counterparty		Currency		Selected Portfolio

CITI	- Citibank N.A.	BRL	- Brazilian Real	FRN	- Floating Rate Note
GSCO	- The Goldman Sachs Group, Inc.	CHF	- Swiss Franc	PIK	- Payment-In-Kind
MSCO	- Morgan Stanley	COP	- Colombian Peso	PTN	- Pass-through Note
RBCCM	- Royal Bank of Canada	CRC	- Costa Rican Colon
		DEM	- Deutsche Mark
		DOP	- Dominican Peso
		EUR	- Euro
		GHS	- Ghanaian Cedi
		INR	-IndianRupee
		JPY	- Japanese Yen
		KES	-KenyanShilling
		MXN	- Mexican Peso
		NGN	- Nigerian Naira
		PEN	- Peruvian Nuevo Sol
		RSD	- Serbian Dinar
		RUB	- Russian Ruble
		TRY	- Turkish Lira
		UAH	- Ukrainian Hryvnia
		UGX	- Ugandan Shilling
		USD	-UnitedStates Dollar
		UYU	- Uruguayan Peso
		ZAR	- South African Rand

Semiannual Report | 39

Franklin Global Trust

Shareholder Information

Franklin Templeton Emerging Market Debt Opportunities Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

40 | Semiannual Report

Semiannual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

Investment Manager
Franklin Templeton Investment Management Limited

Subadvisor
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.

Franklin Templeton Institutional Services
(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.	699 S 03/14

JANUARY 31, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin International Growth Fund

Franklin International Small Cap
Growth Fund

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

INTERNATIONAL

FRANKLIN GLOBAL TRUST

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Semiannual Report		Financial Highlights and
				Statements of Investments	24
		Economic and Market Overview	3
				Financial Statements	40
		Franklin International Growth Fund	5
				Notes to Financial Statements	44
		Franklin International Small Cap
		Growth Fund	14	Shareholder Information	58

Semiannual Report

Economic and Market Overview

Solid U.S. economic growth underpinned by consumer and business spending, rising inventories and increasing exports characterized the six months under review. Low mortgage interest rates and improving consumer confidence aided the housing market recovery. Manufacturing expanded while the unemployment rate declined to 6.6% in January 2014 from 7.3% in July 2013.1 Inflation remained well below the Federal Reserve Board’s (Fed’s) 2.0% target. In October 2013, the federal government temporarily shut down after Congress failed to authorize routine federal funding amid a disagreement over a new health care law. However, Congress passed a $1.1 trillion spending bill toward the end of the review period to fund the government through September 2014. Encouraged by positive economic and employment reports, the Fed began reducing its monthly bond purchases by $10 billion in January 2014, although it maintained its commitment to keeping interest rates low.

Outside the U.S., the U.K. showed strong growth, and economic activity in Japan and the eurozone continued to show signs of improvement. Growth in the U.K. was driven by easier credit conditions and stronger consumer confidence. In Japan, improving business sentiment, personal consumption and higher exports resulting from a weaker yen supported the economy, and the unemployment rate reached its lowest level in six years. The Bank of Japan announced it would provide additional monetary stimulus if required. Although technically out of recession, the eurozone experienced weak employment trends, deflationary risks and political turmoil in some of the peripheral countries. However, German Chancellor Angela Merkel’s reelection and the European Central Bank’s rate cut to a record low helped partly restore investor confidence in the region.

Growth in many emerging market economies moderated based on lower domestic demand, falling exports and weakening commodity prices. However, select emerging market economies such as those of China, Malaysia, South Korea, Poland and Hungary improved in 2013’s second half. Monetary policies tightened in several emerging market countries, including Brazil, India, Turkey and South Africa, as their central banks raised interest rates to curb inflation and support their currencies.

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

Stocks in the eurozone led developed markets, which advanced for most of the period before a sharp decline in January 2014 stemming from concerns of a slowdown in China, mixed corporate earnings and continuing reduction of the Fed’s asset purchase program. Political turmoil in certain emerging markets and tight credit conditions in China further weighed on emerging market equities, resulting in relatively flat performance for the period. An emerging market sell-off led to several currencies’ depreciation against the U.S. dollar, especially in January 2014. Gold prices declined for the period despite a January rally when some investors sought to limit exposure to slipping global equities.

The foregoing information reflects our analysis and opinions as of January 31, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Semiannual Report

Franklin International Growth Fund

Your Fund’s Goal and Main Investments: The Fund seeks long-term capital appreciation by investing predominantly in equity securities of mid- and large-capitalization companies, generally those with market capitalizations greater than $2 billion, located outside of the U.S., including developing or emerging market countries. The Fund considers international companies to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the U.S.

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

This semiannual report for Franklin International Growth Fund covers the period ended January 31, 2014.

Performance Overview

For the six months ended January 31, 2014, Franklin International Growth Fund – Class A delivered a +2.35% cumulative total return. In comparison, the Fund’s benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global developed stock market performance excluding the U.S. and Canada, generated a +7.60% total return.1, 2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

Investment Strategy

In choosing individual equity investments, we employ a disciplined, bottom-up approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We use a growth investment style and in-depth, fundamental research to identify high-quality companies, across all industry groups, with sustainable business models that offer the most attractive combination of growth potential, quality and valuation.

Manager’s Discussion

The Fund’s stock selection in the consumer staples and consumer discretionary sectors helped performance relative to the MSCI EAFE Index.3 Within consumer staples, our investment in Australian food and staples retailer Woolworths performed well.4 Lack of exposure to many beverages and tobacco products

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 29.

Semiannual Report | 5

Top 10 Sectors/Industries
Franklin International Growth Fund
1/31/14
% of Total
Net Assets
Chemicals	10.4%
Software	8.1%
Health Care Equipment & Supplies	7.5%
Capital Markets	5.4%
Textiles, Apparel & Luxury Goods	5.0%
Semiconductors & Semiconductor
Equipment	5.0%
Professional Services	4.9%
Commercial Banks	4.9%
Energy Equipment & Services	4.5%
Biotechnology	4.1%

Top 10 Countries
Franklin International Growth Fund
1/31/14
% of Total
Net Assets
U.K.	23.1%
Switzerland	10.7%
Germany	7.4%
Australia	7.3%
Italy	5.5%
France	4.9%
Japan	4.9%
Netherlands	4.8%
Canada	4.8%
Denmark	4.0%

companies, whose share prices declined, also aided relative results. In the consumer discretionary sector, overweighted positions in U.K.-based hotel and restaurant operator Whitbread and U.K.-based media company ITV boosted relative results.5

In other sectors, notable individual contributors included off-benchmark investments in Italy-based asset manager Azimut Holding and Israeli security software company Check Point Software Technologies. Overweighted positions in U.K.-based semiconductor designer ARM Holdings, U.K.-based business management software and services provider The Sage Group, Denmark-based transport and logistics solutions company DSV, Swiss chemicals manufacturer Sika and Japan-based electronic equipment and component manufacturer YASKAWA Electric also helped relative results.

In contrast, key detractors from relative performance included stock selection in the health care, energy and materials sectors.6 Within health care, Swedish radiosurgery equipment maker Elekta, France-based lens and optical instruments manufacturer Essilor International and Australian hearing implants maker Cochlear declined in value, and our overweighted positions hindered relative returns. In the energy sector, relatively large positions in energy equipment and services companies WorleyParsons (Australia) and Fugro (Netherlands) hurt relative results. In the materials sector, our overweightings in chemicals manufacturers Syngenta (Switzerland) and Umicore (Belgium) dampened relative performance.

Other key detractors included an off-benchmark investment in Argentina-based e-commerce website MercadoLibre and overweighted positions in French software firm Dassault Systemes and U.K.-listed information services company Experian.

Regionally, stock selection and an underweighting in Asia, notably in Japan, helped relative performance. In the Middle East, an overweighting in Israel aided results. In Europe, the benefits of stock selection in the U.K. and an overweighting in Denmark were more than offset by the negative effects of stock selection in countries such as the Netherlands, France, Germany, Switzerland and Sweden. Elsewhere, stock selection in Australia and off-benchmark allocations to Argentina and Canada also hindered relative results.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency

6 | Semiannual Report

will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2014, the U.S. dollar declined in value relative to many currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Thank you for your participation in Franklin International Growth Fund.

We look forward to serving your future investment needs.

Top 10 Equity Holdings
Franklin International Growth Fund
1/31/14

Company	% of Total
Sector/Industry, Country	Net Assets
Azimut Holding SpA	2.9%
Capital Markets, Italy
The Sage Group PLC	2.8%
Software, U.K.
ITV PLC	2.8%
Media, U.K.
Elekta AB, B	2.8%
Health Care Equipment & Supplies,
Sweden
DSV AS, B	2.8%
Road & Rail, Denmark
Roche Holding AG	2.8%
Pharmaceuticals, Switzerland
Sika AG	2.7%
Chemicals, Switzerland
Check Point Software Technologies Ltd.	2.7%
Software, Israel
Reckitt Benckiser Group PLC	2.7%
Household Products, U.K.
CSL Ltd.	2.7%
Biotechnology, Australia

Portfolio Management Team
Franklin International Growth Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices.
None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
3. The consumer staples sector comprises household products and personal products in the SOI. The consumer discretionary sector comprises hotels, restaurants and leisure; Internet and catalog retail; media; multiline retail; and
textiles, apparel and luxury goods in the SOI.
4. Sold by period-end.
5. New investments this period.
6. The health care sector comprises biotechnology, health care equipment and supplies, and pharmaceuticals in the
SOI. The energy sector comprises energy equipment and services in the SOI. The materials sector comprises chemicals in the SOI.

8 | Semiannual Report

Performance Summary as of 1/31/14

Franklin International Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FNGAX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	0.19	$10.64	$10.45
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0457
Class C (Symbol: n/a)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	0.20	$10.51	$10.31
Class R (Symbol: n/a)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	0.22	$10.63	$10.41
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0115
Class R6 (Symbol: FILRX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	0.22	$10.70	$10.48
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0502
Advisor Class (Symbol: FNGZX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	0.22	$10.70	$10.48
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0451

Semiannual Report | 9

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		Inception (6/3/08)
Cumulative Total Return[2]	+	2.35%	+	3.24%	+	112.78%	+	11.54%
Average Annual Total Return[3]		-3.56%		-2.68%	+	14.93%	+	0.89%
Value of $10,000 Investment[4]		$9,644		$9,732		$20,049		$10,513
Avg. Ann. Total Return (12/31/13)[5]			+	4.98%	+	15.21%	+	1.96%
Total Annual Operating Expenses[6]		1.50% (with waiver)						1.54% (without waiver)
Class C		6-Month		1-Year		5-Year		Inception (6/3/08)
Cumulative Total Return[2]	+	1.94%	+	2.53%	+	104.95%	+	7.06%
Average Annual Total Return[3]	+	0.94%	+	1.53%	+	15.43%	+	1.21%
Value of $10,000 Investment[4]		$10,094		$10,153		$20,495		$10,706
Avg. Ann. Total Return (12/31/13)[5]			+	9.60%	+	15.71%	+	2.31%
Total Annual Operating Expenses[6]		2.20% (with waiver)						2.24% (without waiver)
Class R		6-Month		1-Year		5-Year		Inception (6/3/08)
Cumulative Total Return[2]	+	2.32%	+	3.01%	+	110.21%	+	10.01%
Average Annual Total Return[3]	+	2.32%	+	3.01%	+	16.02%	+	1.70%
Value of $10,000 Investment[4]		$10,232		$10,301		$21,021		$11,001
Avg. Ann. Total Return (12/31/13)[5]			+	11.14%	+	16.25%	+	2.80%
Total Annual Operating Expenses[6]		1.70% (with waiver)						1.74% (without waiver)
Class R6						6-Month		Inception (5/1/13)
Cumulative Total Return[2]					+	2.58%	+	1.80%
Aggregate Total Return[7]					+	2.58%	+	1.80%
Value of $10,000 Investment[4]						$10,258		$10,180
Aggregate Total Return (12/31/13)5, 7							+	7.89%
Total Annual Operating Expenses[6]		1.11% (with waiver)						1.15% (without waiver)
Advisor Class		6-Month		1-Year		5-Year		Inception (6/3/08)
Cumulative Total Return[2]	+	2.53%	+	3.51%	+	115.75%	+	13.33%
Average Annual Total Return[3]	+	2.53%	+	3.51%	+	16.62%	+	2.23%
Value of $10,000 Investment[4]		$10,253		$10,351		$21,575		$11,333
Avg. Ann. Total Return (12/31/13)[5]			+	11.75%	+	16.89%	+	3.34%
Total Annual Operating Expenses[6]		1.20% (with waiver)						1.24% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 11/30/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Aggregate total return represents the change in value of an investment for the periods indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Semiannual Report | 11

Your Fund’s Expenses

Franklin International Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 8/1/13	Value 1/31/14	Period* 8/1/13–1/31/14
Actual	$1,000	$1,023.50	$7.60
Hypothetical (5% return before expenses)	$1,000	$1,017.69	$7.58
Class C
Actual	$1,000	$1,019.40	$11.15
Hypothetical (5% return before expenses)	$1,000	$1,014.17	$11.12
Class R
Actual	$1,000	$1,023.20	$8.62
Hypothetical (5% return before expenses)	$1,000	$1,016.69	$8.59
Class R6
Actual	$1,000	$1,025.80	$5.26
Hypothetical (5% return before expenses)	$1,000	$1,020.01	$5.24
Advisor Class
Actual	$1,000	$1,025.30	$6.07
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.49%; C: 2.19%; R: 1.69%; R6: 1.03%; and Advisor: 1.19%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 13

Franklin International Small Cap Growth Fund

Your Fund’s Goal and Main investments: The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with market capitalizations not exceeding $5 billion (or the equivalent in local currencies), or the highest market capitalization of the MSCI Europe, Australasia, Far East (EAFE) Small Cap Index, whichever is greater, at the time of purchase.1 The Fund considers international companies to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the U.S.

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

This semiannual report for Franklin International Small Cap Growth Fund covers the period ended January 31, 2014. Middle East

Performance Overview

For the six months ended January 31, 2014, Franklin International Small Cap Growth Fund – Class A delivered a cumulative total return of +11.34%. In comparison, the Fund’s benchmark, the MSCI EAFE Small Cap Index, which tracks small cap equity performance in global developed markets excluding

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 37.

14 | Semiannual Report

the U.S. and Canada, generated a +13.65% total return.1, 2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 18.

Investment Strategy

In choosing individual equity investments, we use a fundamental, bottom-up approach involving in-depth analysis of individual equity securities. We employ a quantitative and qualitative approach to identify smaller international companies that we believe have the potential to generate attractive returns with lower downside risk. Such companies tend to have proprietary products and services, which can sustain a longer term competitive advantage, and they tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After we identify a company, we conduct a thorough analysis to establish its earnings prospects and determine its value. Overall, we seek to invest in companies with attractive valuations.

We do not select investments for the Fund that are merely representative of the small cap asset class but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential.

Although we seek to outperform the MSCI EAFE Small Cap Index, the Fund may take positions that are not represented in the index.

Manager’s Discussion

During the six months under review, stock selection in the information technology (IT) and consumer discretionary sectors was a leading contributor to the Fund’s performance relative to the MSCI EAFE Small Cap Index.3 An overweighted position in Optimal Payments aided IT sector performance as the U.K.-based online payments solutions provider delivered triple-digit gains. In the consumer discretionary sector, key contributors included an overweighted position in Greek toy store chain operator JUMBO and an off-benchmark investment in U.K.-based floor covering company Headlam Group. A lack of exposure to the energy sector, which declined for the period, also helped relative results. Although the Fund’s overall industrials holdings detracted from relative results, some of the Fund’s top contributors were from the sector.4 These included off-benchmark investments in Prysmian, an Italy-based cables and systems manufacturer and distributor, and Zardoya Otis, a Spain-based global manufacturer of elevators, escalators and moving walkways. Other contributors from industrials were overweighted positions in Irish building materials distributor and trading company Grafton Group, Austrian airport operator Flughafen Wien, U.K.-based construction firm Morgan Sindall, and shipping and transportation operator Irish Continental Group.

Top 10 Sectors/Industries
Franklin International
Small Cap Growth Fund
1/31/14
% of Total
Net Assets
Insurance	16.9%
Professional Services	7.6%
Machinery	6.6%
Specialty Retail	5.5%
IT Services	5.4%
Trading Companies & Distributors	4.9%
Leisure Equipment & Products	4.0%
Food & Staples Retailing	3.9%
Electrical Equipment	3.9%
Air Freight & Logistics	3.9%

Top 10 Countries
Franklin International
Small Cap Growth Fund
1/31/14
% of Total
Net Assets
U.K.	32.6%
Ireland	11.6%
Netherlands	7.4%
Japan	6.8%
U.S.	6.5%
France	6.4%
Greece	4.0%
Italy	3.9%
Canada	3.3%
Spain	3.3%

Semiannual Report | 15

Top 10 Equity Holdings
Franklin International
Small Cap Growth Fund
1/31/14

Company	% of Total
Sector/Industry, Country	Net Assets
Optimal Payments PLC	5.4%
IT Services, U.K.
Grafton Group PLC	4.9%
Trading Companies & Distributors,
Ireland
Euler Hermes SA	4.4%
Insurance, France
Michael Page International PLC	4.2%
Professional Services, U.K.
JUMBO SA	4.0%
Specialty Retail, Greece
Sligro Food Group NV	3.9%
Food & Staples Retailing, Netherlands
Prysmian SpA	3.9%
Electrical Equipment, Italy
C&C Group PLC	3.6%
Beverages, Ireland
TNT Express NV	3.4%
Air Freight & Logistics, Netherlands
Fairfax Financial Holdings Ltd.	3.3%
Insurance, Canada

In contrast, stock selection in the financials, consumer staples and materials sectors detracted from the Fund’s relative performance.5 Within financials, off-benchmark investments in insurance providers Arch Capital Group (U.S.) and Fairfax Financial Holdings (Canada), as well as an overweighted position in Singapore-based real estate fund management company ARA Asset Management, declined in value and hurt performance. In the consumer staples sector, key detractors included an overweighted position in Aderans, a hair-related products and restoration services provider in Japan and internationally. Although Ireland-based alcoholic beverages manufacturer C&C Group rose in value and contributed to absolute returns, its underperformance of the index led our overweighted position to hurt relative returns. In the materials sector, an overweighted position in U.K. chemicals manufacturer Alent declined in value and more than offset the benefit of our materials sector underweighting. The favorable effect of an industrials sector overweighting was more than offset by the share price declines of an off-benchmark investment in U.K.-listed information services company Experian and an overweighted position in Finland-based plumbing and indoor climate systems provider Uponor. In other sectors, key detractors included an off-benchmark investment in Carpetright, one of the U.K.’s major carpet and floor-coverings retailers, and an overweighting in ASATSU-DK, one of Japan’s leading advertising agencies.

From a regional perspective, avoidance of Australia, which underperformed the index, helped relative performance. In Asia, the benefits of stock selection and an underweighting in Singapore were not enough to outweigh the negative effect of stock selection in Japan. In Europe, overweightings and stock selection in outperforming countries such as Greece, the U.K. and Austria helped relative results. However, a lack of exposure to Germany and Denmark, both of which outperformed the index, hindered relative results, as did stock selection in Finland, France, Switzerland and Spain. Some large positions in the U.S. detracted from relative performance.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2014, the U.S. dollar declined in value relative to many currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

16 | Semiannual Report

Thank you for your continued participation in Franklin International Small
Cap Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices.
None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
3. The IT sector comprises IT services in the SOI. The consumer discretionary sector comprises distributors, diversified consumer services, leisure equipment and products, media and specialty retail in the SOI.
4. The industrials sector comprises air freight and logistics, building products, construction and engineering, electrical equipment, machinery, marine, professional services, trading companies and distributors, and transportation infra-
structure in the SOI.
5. The financials sector comprises capital markets, insurance, real estate investment trusts, and real estate manage-
ment and development in the SOI. The consumer staples sector comprises beverages, food and staples retailing, household products and personal products in the SOI. The materials sector comprises chemicals in the SOI.

Semiannual Report | 17

Performance Summary as of 1/31/14

Franklin International Small Cap Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FINAX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	1.92	$21.62	$19.70
Distributions (8/1/13–1/31/14)
Dividend Income	$0.1138
Short-Term Capital Gain	$0.1222
Long-Term Capital Gain	$0.0796
Total	$0.3156
Class C (Symbol: FCSMX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	1.91	$21.42	$19.51
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0170
Short-Term Capital Gain	$0.1222
Long-Term Capital Gain	$0.0796
Total	$0.2188
Class R (Symbol: FISDX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	1.96	$21.61	$19.65
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0373
Short-Term Capital Gain	$0.1222
Long-Term Capital Gain	$0.0796
Total	$0.2391

18 | Semiannual Report

Performance Summary (continued)

Price and Distribution Information (continued)

Class R6 (Symbol: FCAPX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	1.89	$21.67	$19.78
Distributions (8/1/13–1/31/14)
Dividend Income	$0.1941
Short-Term Capital Gain	$0.1222
Long-Term Capital Gain	$0.0796
Total	$0.3959
Advisor Class (Symbol: FKSCX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	1.90	$21.67	$19.77
Distributions (8/1/13–1/31/14)
Dividend Income	$0.1748
Short-Term Capital Gain	$0.1222
Long-Term Capital Gain	$0.0796
Total	$0.3766

Semiannual Report | 19

Performance Summary (continued)

Performance
Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 invest-
ment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.
Class A		6-Month		1-Year		5-Year		Inception (5/15/08)
Cumulative Total Return[1]	+	11.34%	+	24.90%	+	183.46%	+	68.21%
Average Annual Total Return[2]	+	4.93%	+	17.72%	+	21.72%	+	8.40%
Value of $10,000 Investment[3]		$10,493		$11,772		$26,716		$15,854
Avg. Ann. Total Return (12/31/13)[4]			+	28.38%	+	21.18%	+	9.33%
Total Annual Operating Expenses[5]				1.44%
Class C		6-Month		1-Year		5-Year		Inception (5/15/08)
Cumulative Total Return[1]	+	10.90%	+	24.06%	+	173.47%	+	61.97%
Average Annual Total Return[2]	+	9.90%	+	23.06%	+	22.29%	+	8.80%
Value of $10,000 Investment[3]		$10,990		$12,306		$27,347		$16,197
Avg. Ann. Total Return (12/31/13)[4]			+	34.23%	+	21.75%	+	9.75%
Total Annual Operating Expenses[5]				2.14%
Class R		6-Month		1-Year		5-Year		Inception (5/15/08)
Cumulative Total Return[1]	+	11.18%	+	24.63%	+	180.51%	+	66.01%
Average Annual Total Return[2]	+	11.18%	+	24.63%	+	22.91%	+	9.27%
Value of $10,000 Investment[3]		$11,118		$12,463		$28,051		$16,601
Avg. Ann. Total Return (12/31/13)[4]			+	35.98%	+	22.38%	+	10.23%
Total Annual Operating Expenses[5]				1.64%
Class R6						6-Month		Inception (5/1/13)
Cumulative Total Return[1]					+	11.54%	+	19.33%
Aggregate Total Return[6]					+	11.54%	+	19.33%
Value of $10,000 Investment[3]						$11,154		$11,933
Aggregate Total Return (12/31/13)4, 6							+	24.34%
Total Annual Operating Expenses[5]				1.02%
Advisor Class		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	11.50%	+	25.25%	+	187.69%	+	284.72%
Average Annual Total Return[2]	+	11.50%	+	25.25%	+	23.53%	+	14.42%
Value of $10,000 Investment[3]		$11,150		$12,525		$28,769		$38,472
Avg. Ann. Total Return (12/31/13)[4]			+	36.64%	+	22.98%	+	15.63%
Total Annual Operating Expenses[5]				1.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Performance Summary (continued)

All investments involve risks, including possible loss of principal. The Fund is intended for long-term investors who are comfortable with fluctuation in the value of their investment, especially over the short term. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Emerging markets involve heightened risks relating to the same factors. Smaller, relatively new and/or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the periods indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Semiannual Report | 21

Your Fund’s Expenses

Franklin International Small Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

22 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 8/1/13	Value 1/31/14	Period* 8/1/13–1/31/14
Actual	$1,000	$1,113.40	$7.19
Hypothetical (5% return before expenses)	$1,000	$1,018.40	$6.87
Class C
Actual	$1,000	$1,109.00	$11.22
Hypothetical (5% return before expenses)	$1,000	$1,014.57	$10.71
Class R
Actual	$1,000	$1,111.80	$8.57
Hypothetical (5% return before expenses)	$1,000	$1,017.09	$8.19
Class R6
Actual	$1,000	$1,115.40	$5.28
Hypothetical (5% return before expenses)	$1,000	$1,020.21	$5.04
Advisor Class
Actual	$1,000	$1,115.00	$5.92
Hypothetical (5% return before expenses)	$1,000	$1,019.61	$5.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.35%; C: 2.11%; R: 1.61%; R6: 0.99%; and
Advisor: 1.11%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 23

Franklin Global Trust

Financial Highlights

Franklin International Growth Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.45	$9.11	$9.86	$8.47	$7.47	$8.70
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	0.10	0.12	0.11	0.11	0.08
Net realized and unrealized gains (losses)	0.28	1.33	(0.77)	1.36	0.97	(1.29)
Total from investment operations	0.24	1.43	(0.65)	1.47	1.08	(1.21)
Less distributions from net investment income	(0.05)	(0.09)	(0.10)	(0.08)	(0.08)	(0.02)
Net asset value, end of period	$10.64	$10.45	$9.11	$9.86	$8.47	$7.47

Total return[c]	2.35%	15.69%	(6.46)%	17.34%	14.56%	(13.89)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.64%	1.52%	1.69%	1.64%	1.96%	5.16%
Expenses net of waiver and payments by
affiliates	1.49%[e]	1.49%	1.52%	1.37%	1.32%	1.45%[e]
Net investment income (loss)	(0.52)%	1.07%	1.46%	1.15%	1.40%	1.37%

Supplemental data
Net assets, end of period (000’s)	$162,797	$34,466	$17,966	$13,640	$8,920	$5,168
Portfolio turnover rate	10.08%	26.06%	28.80%	13.21%	17.07%	14.88%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights (continued)

Franklin International Growth Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.31	$9.00	$9.73	$8.38	$7.42	$8.69
Income from investment operations[a]:
Net investment income (loss)[b]	(0.06)	0.02	0.05	0.04	0.04	0.03
Net realized and unrealized gains (losses)	0.26	1.32	(0.74)	1.34	0.96	(1.29)
Total from investment operations	0.20	1.34	(0.69)	1.38	1.00	(1.26)
Less distributions from net investment income	—	(0.03)	(0.04)	(0.03)	(0.04)	(0.01)
Net asset value, end of period	$10.51	$10.31	$9.00	$9.73	$8.38	$7.42

Total return[c]	1.94%	14.88%	(7.08)%	16.43%	13.47%	(14.39)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	2.34%	2.22%	2.35%	2.42%	2.79%	5.86%
Expenses net of waiver and payments by
affiliates	2.19%[e]	2.19%	2.18%	2.15%	2.15%	2.15%[e]
Net investment income (loss)	(1.22)%	0.37%	0.80%	0.37%	0.57%	0.67%

Supplemental data
Net assets, end of period (000’s)	$5,130	$4,032	$2,545	$2,946	$1,126	$507
Portfolio turnover rate	10.08%	26.06%	28.80%	13.21%	17.07%	14.88%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Global Trust

Financial Highlights (continued)

Franklin International Growth Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.41	$9.08	$9.83	$8.45	$7.46	$8.70
Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)	0.07	0.14	0.08	0.08	0.09
Net realized and unrealized gains (losses)	0.25	1.33	(0.81)	1.35	0.97	(1.32)
Total from investment operations	0.23	1.40	(0.67)	1.43	1.05	(1.23)
Less distributions from net investment income	(0.01)	(0.07)	(0.08)	(0.05)	(0.06)	(0.01)
Net asset value, end of period	$10.63	$10.41	$9.08	$9.83	$8.45	$7.46

Total return[c]	2.32%	15.47%	(6.79)%	17.10%	14.05%	(14.03)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.84%	1.72%	1.85%	1.92%	2.29%	5.36%
Expenses net of waiver and payments by
affiliates	1.69%[e]	1.69%	1.68%	1.65%	1.65%	1.65%[e]
Net investment income (loss)	(0.72)%	0.87%	1.30%	0.87%	1.07%	1.17%

Supplemental data
Net assets, end of period (000’s)	$195	$274	$150	$47	$41	$24
Portfolio turnover rate	10.08%	26.06%	28.80%	13.21%	17.07%	14.88%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights (continued)

Franklin International Growth Fund
	Six Months Ended	Period Ended
	January 31, 2014	July 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.48	$10.56
Income from investment operations[b]:
Net investment income[c]	0.01	0.07
Net realized and unrealized gains (losses)	0.26	(0.15)
Total from investment operations	0.27	(0.08)
Less distributions from net investment income	(0.05)	—
Net asset value, end of period	$10.70	$10.48

Total return[d]	2.58%	(0.76)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.03%	1.13%
Expenses net of waiver and payments by affiliates	1.03%[f]	1.10%
Net investment income (loss)	(0.06)%	1.45%

Supplemental data
Net assets, end of period (000’s)	$26,817	$22,296
Portfolio turnover rate	10.08%	26.06%

aFor the period May 1, 2013 (effective date) to July 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Franklin Global Trust

Financial Highlights (continued)

Franklin International Growth Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.48	$9.13	$9.89	$8.49	$7.48	$8.71
Income from investment operations[a]:
Net investment income[b]	(—)[c]	0.13	0.17	0.13	0.15	0.13
Net realized and unrealized gains (losses)	0.27	1.33	(0.80)	1.36	0.95	(1.33)
Total from investment operations	0.27	1.46	(0.63)	1.49	1.10	(1.20)
Less distributions from net investment income	(0.05)	(0.11)	(0.13)	(0.09)	(0.09)	(0.03)
Net asset value, end of period	$10.70	$10.48	$9.13	$9.89	$8.49	$7.48

Total return[d]	2.53%	16.04%	(6.19)%	17.65%	14.66%	(13.58)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.34%	1.22%	1.35%	1.42%	1.79%	4.86%
Expenses net of waiver and payments by
affiliates	1.19%[f]	1.19%	1.18%	1.15%	1.15%	1.15%[f]
Net investment income (loss)	(0.22)%	1.37%	1.80%	1.37%	1.57%	1.67%

Supplemental data
Net assets, end of period (000’s)	$81,860	$74,240	$48,549	$21,873	$11,512	$1,718
Portfolio turnover rate	10.08%	26.06%	28.80%	13.21%	17.07%	14.88%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin International Growth Fund	Country	Shares	Value
Common Stocks 96.3%
Aerospace & Defense 2.3%
MTU Aero Engines AG	Germany	72,100	$6,403,576
Biotechnology 4.1%
[a]Alkermes PLC	United States	82,000	3,991,760
CSL Ltd.	Australia	120,150	7,386,522
			11,378,282
Capital Markets 5.4%
Aberdeen Asset Management PLC	United Kingdom	1,079,900	6,940,753
Azimut Holding SpA	Italy	280,000	8,111,922
			15,052,675
Chemicals 10.4%
Sika AG	Switzerland	2,290	7,547,868
Symrise AG	Germany	158,000	7,199,669
Syngenta AG	Switzerland	20,435	7,238,077
Umicore SA	Belgium	160,350	6,862,313
			28,847,927
Commercial Banks 4.9%
Bank of Nova Scotia	Canada	118,201	6,487,094
[a,b]Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
United Overseas Bank Ltd.	Singapore	443,312	6,944,654
			13,431,748
Diversified Financial Services 2.5%
Deutsche Boerse AG	Germany	89,700	6,906,913
Electronic Equipment, Instruments & Components 2.6%
YASKAWA Electric Corp.	Japan	526,000	7,310,203
Energy Equipment & Services 4.5%
Fugro NV, IDR	Netherlands	118,750	6,216,768
WorleyParsons Ltd.	Australia	426,300	6,136,056
			12,352,824
Health Care Equipment & Supplies 7.5%
Cochlear Ltd.	Australia	134,353	6,727,895
Elekta AB, B	Sweden	531,520	7,749,702
Essilor International SA	France	63,350	6,368,090
			20,845,687
Hotels, Restaurants & Leisure 2.6%
Whitbread PLC	United Kingdom	115,000	7,090,695
Household Products 2.7%
Reckitt Benckiser Group PLC	United Kingdom	98,650	7,397,868
Internet & Catalog Retail 2.2%
Start Today Co. Ltd.	Japan	277,000	6,208,270
Internet Software & Services 2.3%
MercadoLibre Inc.	Argentina	64,800	6,252,552

Semiannual Report | 29

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin International Growth Fund	Country	Shares	Value
Common Stocks (continued)
Machinery 2.6%
Weir Group PLC	United Kingdom	210,000	$7,224,147
Media 2.8%
ITV PLC	United Kingdom	2,400,000	7,751,131
Multiline Retail 2.4%
Dollarama Inc.	Canada	89,000	6,715,171
Personal Products 2.3%
Hengan International Group Co. Ltd.	China	585,600	6,347,344
Pharmaceuticals 4.0%
Novo Nordisk AS, B	Denmark	85,315	3,377,376
Roche Holding AG	Switzerland	27,700	7,617,462
			10,994,838
Professional Services 4.9%
Experian PLC	United Kingdom	379,904	6,492,324
SGS SA	Switzerland	3,180	7,201,522
			13,693,846
Road & Rail 2.8%
DSV AS, B	Denmark	238,000	7,632,039
Semiconductors & Semiconductor Equipment 5.0%
ARM Holdings PLC	United Kingdom	427,160	6,567,803
ASML Holding NV	Netherlands	85,110	7,229,608
			13,797,411
Software 8.1%
[a]Check Point Software Technologies Ltd.	Israel	113,800	7,445,934
Dassault Systemes SA	France	61,400	7,280,113
The Sage Group PLC	United Kingdom	1,156,892	7,766,533
			22,492,580
Textiles, Apparel & Luxury Goods 5.0%
Burberry Group PLC	United Kingdom	285,500	6,798,709
Luxottica Group SpA, ADR	Italy	134,700	7,081,179
			13,879,888
Trading Companies & Distributors 2.4%
Noble Group Ltd.	Hong Kong	9,050,318	6,734,395
Total Common Stocks (Cost $250,956,613)			266,742,010

30 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin International Growth Fund	Country	Shares	Value
Short Term Investments (Cost $10,165,963) 3.7%
Money Market Funds 3.7%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	10,165,963	$10,165,963
Total Investments (Cost $261,122,576) 100.0%			276,907,973
Other Assets, less Liabilities (0.0)%†			(109,609)
Net Assets 100.0%			$276,798,364

See Abbreviations on page 57.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Global Trust

Financial Highlights

Franklin International Small Cap Growth Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.70	$14.38	$16.31	$14.99	$12.33	$19.88
Income from investment operations[a]:
Net investment income[b]	0.02	0.18	0.25	0.28	0.19	0.13
Net realized and unrealized gains (losses)	2.21	5.94	(1.48)	1.29	2.49	(2.88)
Total from investment operations	2.23	6.12	(1.23)	1.57	2.68	(2.75)
Less distributions from:
Net investment income	(0.11)	(0.19)	(0.20)	(0.25)	(0.02)	(0.40)
Net realized gains	(0.20)	(0.61)	(0.50)	—	—	(4.40)
Total distributions	(0.31)	(0.80)	(0.70)	(0.25)	(0.02)	(4.80)
Net asset value, end of period	$21.62	$19.70	$14.38	$16.31	$14.99	$12.33

Total return[c]	11.34%	43.69%	(7.14)%	10.47%	21.74%	(5.00)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.35%	1.46%	1.49%	1.47%	1.52%	2.10%
Expenses net of waiver and payments by
affiliates	1.35%[e]	1.40%[e]	1.24%	1.25%	1.24%[e]	1.25%[e]
Net investment income	0.20%	1.03%	1.72%	1.75%	1.32%	1.57%

Supplemental data
Net assets, end of period (000’s)	$276,548	$232,712	$166,577	$150,989	$69,739	$10,520
Portfolio turnover rate	6.06%	22.81%	17.07%	17.52%	30.27%	71.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights (continued)

Franklin International Small Cap Growth Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.51	$14.25	$16.13	$14.85	$12.29	$19.86
Income from investment operations[a]:
Net investment income (loss)[b]	(0.06)	0.05	0.14	0.17	0.09	0.06
Net realized and unrealized gains (losses)	2.19	5.90	(1.45)	1.27	2.48	(2.87)
Total from investment operations	2.13	5.95	(1.31)	1.44	2.57	(2.81)
Less distributions from:
Net investment income	(0.02)	(0.08)	(0.07)	(0.16)	(0.01)	(0.36)
Net realized gains	(0.20)	(0.61)	(0.50)	—	—	(4.40)
Total distributions	(0.22)	(0.69)	(0.57)	(0.16)	(0.01)	(4.76)
Net asset value, end of period	$21.42	$19.51	$14.25	$16.13	$14.85	$12.29

Total return[c]	10.90%	42.74%	(7.81)%	9.69%	20.93%	(5.51)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	2.11%	2.16%	2.20%	2.17%	2.22%	2.80%
Expenses net of waiver and payments by
affiliates	2.11%[e]	2.10%[e]	1.95%	1.95%	1.95%[e]	1.95%[e]
Net investment income (loss)	(0.56)%	0.33%	1.01%	1.05%	0.62%	0.87%

Supplemental data
Net assets, end of period (000’s)	$35,039	$29,786	$14,278	$19,127	$10,378	$1,720
Portfolio turnover rate	6.06%	22.81%	17.07%	17.52%	30.27%	71.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Global Trust

Financial Highlights (continued)

Franklin International Small Cap Growth Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.65	$14.35	$16.29	$14.96	$12.33	$19.87
Income from investment operations[a]:
Net investment income[b]	—[c]	0.13	0.22	0.25	0.17	0.14
Net realized and unrealized gains (losses)	2.20	5.94	(1.48)	1.29	2.48	(2.92)
Total from investment operations	2.20	6.07	(1.26)	1.54	2.65	(2.78)
Less distributions from:
Net investment income	(0.04)	(0.16)	(0.18)	(0.21)	(0.02)	(0.36)
Net realized gains	(0.20)	(0.61)	(0.50)	—	—	(4.40)
Total distributions	(0.24)	(0.77)	(0.68)	(0.21)	(0.02)	(4.76)
Net asset value, end of period	$21.61	$19.65	$14.35	$16.29	$14.96	$12.33

Total return[d]	11.18%	43.40%	(7.37)%	10.30%	21.50%	(5.37)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.61%	1.66%	1.70%	1.67%	1.72%	2.30%
Expenses net of waiver and payments by
affiliates	1.61%[f]	1.60%[f]	1.45%	1.45%	1.45%[f]	1.45%[f]
Net investment income (loss)	(0.06)%	0.83%	1.51%	1.55%	1.12%	1.37%

Supplemental data
Net assets, end of period (000’s)	$9,047	$12,087	$9,755	$7,718	$2,718	$224
Portfolio turnover rate	6.06%	22.81%	17.07%	17.52%	30.27%	71.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights (continued)

Franklin International Small Cap Growth Fund
	Six Months Ended	Year Ended
	January 31, 2014	July 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.78	$18.49
Income from investment operations[b]:
Net investment income[c]	0.06	0.09
Net realized and unrealized gains (losses)	2.22	1.20
Total from investment operations	2.28	1.29
Less distributions from:
Net investment income	(0.19)	—
Net realized gains	(0.20)	—
Total distributions	(0.39)	—
Net asset value, end of period	$21.67	$19.78

Total return[d]	11.54%	6.98%

Ratios to average net assets[e]
Expenses[f]	0.99%	1.01%
Net investment income	0.56%	1.42%

Supplemental data
Net assets, end of period (000’s)	$346,761	$220,507
Portfolio turnover rate	6.06%	22.81%

aFor the period May 1, 2013 (effective date) to July 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Global Trust

Financial Highlights (continued)

Franklin International Small Cap Growth Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.77	$14.43	$16.36	$15.02	$12.32	$19.90
Income from investment operations[a]:
Net investment income[b]	0.05	0.23	0.29	0.34	0.23	0.24
Net realized and unrealized gains (losses)	2.22	5.95	(1.48)	1.29	2.49	(3.01)
Total from investment operations	2.27	6.18	(1.19)	1.63	2.72	(2.77)
Less distributions from:
Net investment income	(0.17)	(0.23)	(0.24)	(0.29)	(0.02)	(0.41)
Net realized gains	(0.20)	(0.61)	(0.50)	—	—	(4.40)
Total distributions	(0.37)	(0.84)	(0.74)	(0.29)	(0.02)	(4.81)
Net asset value, end of period	$21.67	$19.77	$14.43	$16.36	$15.02	$12.32

Total return[c]	11.50%	44.06%	(6.87)%	10.83%	22.11%	(5.01)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.11%	1.16%	1.20%	1.17%	1.22%	1.80%
Expenses net of waiver and payments by
affiliates	1.11%[e]	1.10%[e]	0.95%	0.95%	0.95%[e]	0.95%[e]
Net investment income	0.44%	1.33%	2.01%	2.05%	1.62%	1.87%

Supplemental data
Net assets, end of period (000’s)	$1,055,675	$826,218	$376,590	$380,337	$224,101	$13,680
Portfolio turnover rate	6.06%	22.81%	17.07%	17.52%	30.27%	71.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks 94.8%
Air Freight & Logistics 3.9%
Panalpina Welttransport Holding AG	Switzerland	50,085	$8,287,188
TNT Express NV	Netherlands	2,207,052	19,473,974
[a]TNT Express NV, 144A	Netherlands	4,479,600	39,525,854
			67,287,016
Beverages 3.6%
C&C Group PLC	Ireland	10,854,130	61,485,937
Building Products 3.1%
Uponor OYJ	Finland	3,367,788	53,962,576
Capital Markets 3.4%
ARA Asset Management Ltd.	Singapore	26,802,812	35,689,496
[b,c]RHJ International	Belgium	4,482,971	22,250,780
			57,940,276
Chemicals 3.1%
Alent PLC	United Kingdom	10,229,600	52,722,745
Construction & Engineering 3.6%
Keller Group PLC	United Kingdom	1,916,663	37,260,504
Morgan Sindall PLC	United Kingdom	1,839,400	24,070,830
			61,331,334
Distributors 1.6%
Headlam Group PLC	United Kingdom	3,555,490	27,267,978
Diversified Consumer Services 0.6%
Dignity PLC	United Kingdom	394,936	9,709,904
Electrical Equipment 3.9%
Prysmian SpA	Italy	2,760,129	67,530,218
Food & Staples Retailing 3.9%
Sligro Food Group NV	Netherlands	1,713,645	67,928,485
Household Products 0.7%
McBride PLC	United Kingdom	7,217,120	12,176,400
Insurance 16.9%
[b]Arch Capital Group Ltd.	United States	1,015,417	54,639,589
Direct Line Insurance Group PLC	United Kingdom	10,839,500	47,178,816
Euler Hermes SA	France	614,641	75,438,736
Fairfax Financial Holdings Ltd.	Canada	149,200	57,439,253
RenaissanceRe Holdings Ltd.	United States	632,500	57,374,075
			292,070,469
IT Services 5.4%
[b,c]Optimal Payments PLC	United Kingdom	14,046,670	92,370,903
Leisure Equipment & Products 4.0%
[b]Beneteau	France	2,281,800	34,838,182
Sankyo Co. Ltd.	Japan	719,900	34,348,055
			69,186,237

Semiannual Report | 37

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks (continued)
Machinery 6.6%
Vesuvius PLC	United Kingdom	7,678,500	$56,508,892
Zardoya Otis SA	Spain	3,411,043	57,278,025
			113,786,917
Marine 1.6%
Irish Continental Group PLC	Ireland	754,355	28,182,987
Media 1.9%
ASATSU-DK Inc.	Japan	1,444,600	33,748,571
Personal Products 2.1%
[c]Aderans Co. Ltd.	Japan	3,369,400	36,406,338
Professional Services 7.6%
Experian PLC	United Kingdom	2,048,052	34,999,939
Michael Page International PLC	United Kingdom	9,893,870	72,430,371
Sthree PLC	United Kingdom	3,681,360	23,005,758
			130,436,068
Real Estate Investment Trusts 1.5%
Green REIT PLC	Ireland	14,607,400	25,809,269
Real Estate Management & Development 3.4%
Daibiru Corp.	Japan	1,097,300	12,597,337
Savills PLC	United Kingdom	4,474,933	45,924,761
			58,522,098
Specialty Retail 5.5%
[b]Carpetright PLC	United Kingdom	3,006,605	26,580,222
[b]JUMBO SA	Greece	4,024,310	68,390,135
			94,970,357
Trading Companies & Distributors 4.9%
Grafton Group PLC	Ireland	8,609,832	84,325,815
Transportation Infrastructure 2.0%
Flughafen Wien AG	Austria	426,220	34,290,653
Total Common Stocks (Cost $1,284,979,958)			1,633,449,551

38 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin International Small Cap Growth Fund	Country	Principal Amount*	Value
Short Term Investments 5.2%
Time Deposits 5.2%
Bank of Montreal, 0.02%, 2/03/14	Canada	41,000,000	$41,000,000
Royal Bank of Canada, 0.03%, 2/03/14	Canada	35,000,000	35,000,000
Scotia Capital Markets, 0.03%, 2/03/14	United States	13,000,000	13,000,000
Total Time Deposits (Cost $89,000,000)			89,000,000
Total Investments (Cost $1,373,979,958) 100.0%			1,722,449,551
Other Assets, less Liabilities 0.0%†			620,760
Net Assets 100.0%			$1,723,070,311

See Abbreviations on page 57.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2014, the value of this security was $39,525,854, representing 2.29% of net assets.
bNon-income producing.
cSee Note 9 regarding holdings of 5% voting securities.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin Global Trust

Financial Statements

Statements of Assets and Liabilities
January 31, 2014 (unaudited)

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$250,956,613	$1,284,333,707
Cost - Non-controlled affiliated issuers (Note 9)	—	89,646,251
Cost - Sweep Money Fund (Note 7)	10,165,963	—
Total cost of investments	$261,122,576	$1,373,979,958
Value - Unaffiliated issuers	$266,742,010	$1,571,421,530
Value - Non-controlled affiliated issuers (Note 9)	—	151,028,021
Value - Sweep Money Fund (Note 7)	10,165,963	—
Total value of investments	276,907,973	1,722,449,551
Cash	—	423,259
Receivables:
Investment securities sold	—	4,284,150
Capital shares sold	283,071	2,954,657
Dividends	171,464	1,840,956
Total assets	277,362,508	1,731,952,573
Liabilities:
Payables:
Investment securities purchased	—	6,042,074
Capital shares redeemed	176,511	883,220
Management fees	230,138	1,424,698
Distribution fees	47,412	88,597
Transfer agent fees	55,933	397,381
Accrued expenses and other liabilities	54,150	46,292
Total liabilities	564,144	8,882,262
Net assets, at value	$276,798,364	$1,723,070,311
Net assets consist of:
Paid-in capital	$265,971,988	$1,365,169,309
Distributions in excess of net investment income	(431,312)	(984,603)
Net unrealized appreciation (depreciation)	15,789,372	348,522,745
Accumulated net realized gain (loss)	(4,531,684)	10,362,860
Net assets, at value	$276,798,364	$1,723,070,311

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
January 31, 2014 (unaudited)

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Class A:
Net assets, at value	$162,796,818	$276,547,641
Shares outstanding	15,294,194	12,789,852
Net asset value per share[a]	$10.64	$21.62
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.29	$22.94
Class C:
Net assets, at value	$5,129,939	$35,039,242
Shares outstanding	487,885	1,636,088
Net asset value and maximum offering price per share[a]	$10.51	$21.42
Class R:
Net assets, at value	$195,171	$9,047,479
Shares outstanding	18,352	418,628
Net asset value and maximum offering price per share	$10.63	$21.61
Class R6:
Net assets, at value	$26,816,913	$346,760,894
Shares outstanding	2,505,746	16,002,077
Net asset value and maximum offering price per share	$10.70	$21.67
Advisor Class:
Net assets, at value	81,859,523	$1,055,675,055
Shares outstanding	$7,652,783	48,722,768
Net asset value and maximum offering price per share	$10.70	$21.67

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Global Trust

Financial Statements (continued)

Statements of Operations
for the six months ended January 31, 2014 (unaudited)

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Investment income:
Dividends (net of foreign taxes)[a]	$1,099,617	$12,055,035
Interest	—	14,856
Total investment income	1,099,617	12,069,891
Expenses:
Management fees (Note 3a)	1,070,394	7,400,051
Distribution fees: (Note 3c)
Class A	172,152	318,713
Class C	23,393	170,393
Class R	550	26,658
Transfer agent fees: (Note 3e)
Class A	175,443	162,058
Class C	7,168	20,783
Class R	338	6,481
Class R6	31	2,737
Advisor Class	127,657	594,129
Custodian fees (Note 4)	13,638	110,830
Reports to shareholders	8,389	38,895
Registration and filing fees	43,253	78,746
Professional fees	23,718	27,314
Trustees’ fees and expenses	2,968	21,742
Other	9,767	8,411
Total expenses	1,678,859	8,987,941
Expense reductions (Note 4)	(17)	(292)
Expenses waived/paid by affiliates (Note 3f)	(150,566)	—
Net expenses	1,528,276	8,987,649
Net investment income (loss)	(428,659)	3,082,242
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	2,022,009	19,271,611
Foreign currency transactions	(271,463)	(308,354)
Net realized gain (loss)	1,750,546	18,963,257
Net change in unrealized appreciation (depreciation) on:
Investments	(1,336,500)	128,111,812
Translation of other assets and liabilities denominated in foreign currencies	1,883	59,760
Net change in unrealized appreciation (depreciation)	(1,334,617)	128,171,572
Net realized and unrealized gain (loss)	415,929	147,134,829
Net increase (decrease) in net assets resulting from operations	$(12,730)	$150,217,071

[a]Foreign taxes withheld on dividends	$41,911	$682,376

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin International		Franklin International
	Growth Fund		Small Cap Growth Fund
	Six Months Ended		Six Months Ended
	January 31, 2014	Year Ended	January 31, 2014	Year Ended
	(unaudited)	July 31, 2013	(unaudited)	July 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(428,659)	$1,258,592	$3,082,242	$10,502,235
Net realized gain (loss) from investments and
foreign currency transactions	1,750,546	(1,870,765)	18,963,257	31,481,919
Net change in unrealized appreciation
(depreciation) on investments and translation of
other assets and liabilities denominated in
foreign currencies	(1,334,617)	12,716,269	128,171,572	248,840,804
Net increase (decrease) in net assets
resulting from operations	(12,730)	12,104,096	150,217,071	290,824,958
Distributions to shareholders from:
Net investment income:
Class A	(689,760)	(189,661)	(1,394,718)	(2,107,616)
Class C	—	(8,861)	(27,531)	(78,726)
Class R	(211)	(1,228)	(17,768)	(108,823)
Class R6	(106,815)	—	(2,506,396)	—
Advisor Class	(349,373)	(611,370)	(8,435,517)	(6,102,146)
Net realized gains:
Class A	—	—	(2,464,465)	(6,977,835)
Class C	—	—	(323,174)	(614,402)
Class R	—	—	(98,666)	(423,300)
Class R6	—	—	(2,598,794)	—
Advisor Class	—	—	(9,695,233)	(16,267,092)
Total distributions to shareholders	(1,146,159)	(811,120)	(27,562,262)	(32,679,940)
Capital share transactions: (Note 2)
Class A	131,291,227	13,611,950	21,258,396	2,044,748
Class C	1,049,535	1,077,243	2,335,997	9,323,977
Class R	(86,165)	101,743	(4,116,561)	(1,325,935)
Class R6	4,212,188	22,492,059	108,460,934	206,102,334
Advisor Class	6,181,395	17,523,722	151,167,475	279,818,860
Total capital share transactions	142,648,180	54,806,717	279,106,241	495,963,984
Net increase (decrease) in net assets	141,489,291	66,099,693	401,761,050	754,109,002
Net assets:
Beginning of period	135,309,073	69,209,380	1,321,309,261	567,200,259
End of period	$276,798,364	$135,309,073	$1,723,070,311	$1,321,309,261
Undistributed net investment income (distributions
in excess of net investment income) included in
net assets:
End of period	$(431,312)	$1,143,506	$(984,603)	$8,315,085

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin Global Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities,

44 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S.

Semiannual Report | 45

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of January 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

46 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 47

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

	Franklin International		Franklin International
	Growth Fund		Small Cap Growth Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended January 31, 2014
Shares sold	12,880,390	$141,037,189	1,705,334	$36,968,618
Shares issued in reinvestment of
distributions	16,275	174,308	172,954	3,770,274
Shares redeemed	(901,644)	(9,920,270)	(899,368)	(19,480,496)
Net increase (decrease)	11,995,021	$131,291,227	978,920	$21,258,396
Year ended July 31, 2013
Shares sold	1,926,855	$19,679,198	7,000,579	$123,771,676
Shares issued in reinvestment of
distributions	18,436	185,285	538,112	8,808,877
Shares redeemed	(618,624)	(6,252,533)	(7,310,499)	(130,535,805)
Net increase (decrease)	1,326,667	$13,611,950	228,192	$2,044,748
Class C Shares:
Six Months ended January 31, 2014
Shares sold	123,287	$1,336,346	182,790	$3,912,365
Shares issued in reinvestment of
distributions	—	—	15,283	330,506
Shares redeemed	(26,431)	(286,811)	(89,010)	(1,906,874)
Net increase (decrease)	96,856	$1,049,535	109,063	$2,335,997
Year ended July 31, 2013
Shares sold	171,430	$1,716,458	754,397	$13,288,517
Shares issued in reinvestment of
distributions	880	8,760	39,174	637,754
Shares redeemed	(64,007)	(647,975)	(268,574)	(4,602,294)
Net increase (decrease)	108,303	$1,077,243	524,997	$9,323,977
Class R Shares:
Six Months ended January 31, 2014
Shares sold	7,935	$86,870	129,816	$2,730,598
Shares issued in reinvestment of
distributions	20	211	5,339	116,434
Shares redeemed	(15,960)	(173,246)	(331,570)	(6,963,593)
Net increase (decrease)	(8,005)	$(86,165)	(196,415)	$(4,116,561)
Year ended July 31, 2013
Shares sold	12,432	$128,054	285,489	$4,949,202
Shares issued in reinvestment of
distributions	122	1,228	32,546	532,123
Shares redeemed	(2,697)	(27,539)	(382,740)	(6,807,260)
Net increase (decrease)	9,857	$101,743	(64,705)	$(1,325,935)

48 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin International		Franklin International
	Growth Fund		Small Cap Growth Fund
	Shares	Amount	Shares	Amount
Class R6 Shares:
Six Months ended January 31, 2014
Shares sold	416,816	$4,626,773	4,949,344	$110,162,518
Shares issued on reinvestment of
distributions	9,927	106,815	233,843	5,105,190
Shares redeemed	(48,162)	(521,400)	(328,038)	(6,806,774)
Net increase (decrease)	378,581	$4,212,188	4,855,149	$108,460,934
Year ended July 31, 2013[a]
Shares sold[b]	2,302,390	$24,304,759	11,993,421	$221,830,734
Shares redeemed	(175,225)	(1,812,700)	(846,493)	(15,728,400)
Net increase (decrease)	2,127,165	$22,492,059	11,146,928	$206,102,334
Advisor Class Shares:
Six Months ended January 31, 2014
Shares sold	1,401,017	$15,362,162	14,263,723	$312,335,023
Shares issued in reinvestment of
distributions	4,733	50,927	754,517	16,473,023
Shares redeemed	(837,644)	(9,231,694)	(8,078,899)	(177,640,571)
Net increase (decrease)	568,106	$6,181,395	6,939,341	$151,167,475
Year ended July 31, 2013
Shares sold	4,887,441	$50,011,577	28,702,155	$518,978,550
Shares issued in reinvestment of
distributions	6,019	60,607	1,290,322	21,161,288
Shares redeemed[b]	(3,125,315)	(32,548,462)	(14,313,869)	(260,320,978)
Net increase (decrease)	1,768,145	$17,523,722	15,678,608	$279,818,860
[a]For the period May 1, 2013 (effective date) to July 31, 2013.
[b]Effective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 49

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Franklin International Growth Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $500 million
0.850%	Over $500 million, up to and including $1 billion
0.800%	Over $1 billion, up to and including $1.5 billion
0.750%	Over $1.5 billion, up to and including $6.5 billion
0.725%	Over $6.5 billion, up to and including $11.5 billion
0.700%	Over $11.5 billion, up to and including $16.5 billion
0.690%	Over $16.5 billion, up to and including $19 billion
0.680%	Over $19 billion, up to and including $21.5 billion
0.670%	In excess of $21.5 billion

The Franklin International Small Cap Growth Fund pays an investment management fee to Advisers of 0.95% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Franklin International Small Cap Growth Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the fund.

b. Administrative Fees

Under an agreement with FT Institutional and Advisers, FT Services provides administrative services to the Funds. The fee is paid by FT Institutional and Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

50 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Reimbursement Plans:
Class A	0.35%	0.35%
Compensation Plans:
Class C	1.00%	1.00%
Class R	0.50%	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$32,165	$31,485
CDSC retained	$1,227	$1,129

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

Semiannual Report | 51

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees (continued)

For the period ended January 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Transfer agent fees	$153,537	$260,573

f. Waiver and Expense Reimbursements

FT Institutional and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin International Growth Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the fund do not exceed 1.19%, and Class R6 does not exceed 1.10% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2014.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the Franklin International Small Cap Growth Fund do not exceed 0.01% until November 30, 2014. There were no expenses waived during the period ended January 31, 2014.

g. Other Affiliated Transactions

At January 31, 2014, one or more of the funds in the Franklin Templeton Fund Allocator Series owned a percentage of each fund’s outstanding shares as follows:

Franklin	Franklin
International	International
Growth Fund	Small Cap Growth Fund
8.24%	13.22%

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended January 31, 2014, the custodian fees were reduced as noted in the Statements of Operations.

52 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At July 31, 2013, the Franklin International Growth Fund had capital loss carryforwards as follows:

Capital loss carryforwards subject to expiration:
2016	$53,986
2017	61,505
2018	328,112
2019	106,535
Capital loss carryforwards not subject to expiration:
Short term	2,663,721
Long term	2,879,701
Total capital loss carryforwards	$6,093,560

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At July 31, 2013, the Franklin International Small Cap Growth Fund deferred post-October capital losses of $1,548,658.

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Cost of investments	$261,311,246	$1,375,362,610

Unrealized appreciation	$24,628,537	$381,486,220
Unrealized depreciation	(9,031,810)	(34,399,279)
Net unrealized appreciation
(depreciation)	$15,596,727	$347,086,941

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.

Semiannual Report | 53

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2014, were as follows:

		Franklin
	Franklin	International
	International	Small Cap
	Growth Fund	Growth Fund
Purchases	$158,233,402	$325,095,968
Sales	$21,533,480	$88,302,385

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Franklin International Growth Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Franklin International Small Cap Growth Fund for the period ended January 31, 2014, were as shown below.

	Number of			Number of
	Shares Held			Shares Held	Value		Realized
	at Beginning	Gross	Gross	at End	at End	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)
Non-Controlled Affiliates
Aderans Co. Ltd.	2,666,800	702,600	—	3,369,400	$36,406,338	$—	$—
Optimal Payments PLC	14,046,670	—	—	14,046,670	92,370,903	—	—
RHJ International	4,482,971	—	—	4,482,971	22,250,780	—	—
Total Affiliated Securities (Value is 8.77% of Net Assets)					$151,028,021	$—	$—

54 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

10. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matured on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended January 31, 2014, the Funds did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 55

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

11.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of January 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$266,742,010	$—	$	—[b]	$266,742,010
Short Term Investments	10,165,963	—		—	10,165,963
Total Investments in Securities	$276,907,973	$—	$	—[b]	$276,907,973
Franklin International Small Cap
Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,633,449,551	$—		$—	$1,633,449,551
Short Term Investments	—	89,000,000		—	89,000,000
Total Investments in Securities	$1,633,449,551	$89,000,000		$—	$1,722,449,551

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes security determined to have no value at January 31, 2014.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

56 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
IDR -International Depositary Receipt

Semiannual Report | 57

Franklin Global Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

58 | Semiannual Report

This page intentionally left blank.

This page intentionally left blank.

Semiannual Report and Shareholder Letter

Franklin Global Trust

Investment Managers
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.	FGT3 S 03/14

JANUARY 31, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Global Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

SECTOR

Franklin Global Listed Infrastructure Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	23
		Franklin Global Listed Infrastructure Fund	4	Notes to Financial Statements	27
		Performance Summary	10	Shareholder Information	37
		Your Fund’s Expenses	13
		Financial Highlights and
		Statement of Investments	15

Semiannual Report

Franklin Global Listed Infrastructure Fund

Your Fund’s Goal and Main Investments: Franklin Global Listed Infrastructure Fund seeks total investment return consisting of income and capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities listed on a domestic or foreign exchange of companies that are located around the world (including emerging markets) and whose principal business is the ownership, management, construction, operation, use or financing of infrastructure assets.

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

This semiannual report for Franklin Global Listed Infrastructure Fund covers the period since the Fund’s inception on September 6, 2013, through January 31, 2014.

Performance Overview

For the period under review, Franklin Global Listed Infrastructure Fund delivered a +7.86% cumulative total return. In comparison, the Standard & Poor’s (S&P) Global Infrastructure Index, which tracks performance of stocks of large infrastructure companies around the world, posted a total return of +8.46%.1, 2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Economic and Market Overview

Solid U.S. economic growth underpinned by consumer and business spending, rising inventories and increasing exports characterized the period under review. Low mortgage interest rates and improving consumer confidence aided the housing market recovery. Manufacturing expanded while the unemployment rate declined to 6.6% in January 2014 from 7.2% in September 2013.3 Inflation remained well below the Federal Reserve Board’s (Fed’s) 2.0% target. In October 2013, the federal government temporarily shut down after Congress failed to authorize routine federal funding amid a disagreement over a new health care law. However, Congress passed a $1.1 trillion spending bill toward the end of the review period to fund the government through September 2014.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 20.

4 | Semiannual Report

Encouraged by positive economic and employment reports, the Fed began reducing its monthly bond purchases by $10 billion in January 2014, although it maintained its commitment to keeping interest rates low.

Outside the U.S., the U.K. showed strong growth, and economic activity in Japan and the eurozone continued to show signs of improvement. Growth in the U.K. was driven by easier credit conditions and stronger consumer confidence. In Japan, improving business sentiment, personal consumption and higher exports resulting from a weaker yen supported the economy, and the unemployment rate reached its lowest level in six years. The Bank of Japan announced it would provide additional monetary stimulus if required. Although technically out of recession, the eurozone experienced weak employment trends, deflationary risks and political turmoil in some of the peripheral countries. However, German Chancellor Angela Merkel’s reelection and the European Central Bank’s rate cut to a record low helped partly restore investor confidence in the region.

Growth in many emerging market economies moderated based on lower domestic demand, falling exports and weakening commodity prices. However, select emerging market economies such as those of China, Malaysia, South Korea, Poland and Hungary improved in 2013’s second half. Monetary policies tightened in several emerging market countries, including Brazil, India, Turkey and South Africa, as their central banks raised interest rates to curb inflation and support their currencies.

Stocks in the eurozone led developed markets, which advanced for most of the period before a sharp decline in January 2014 stemming from concerns of a slowdown in China, mixed corporate earnings and continuing reduction of the Fed’s asset purchase program. Political turmoil in certain emerging markets and tight credit conditions in China further weighed on emerging market equities, resulting in relatively flat performance for the period. An emerging market sell-off led to several currencies’ depreciation against the U.S. dollar, especially in January 2014. Gold prices declined for the period despite a January rally when some investors sought to limit exposure to slipping global equities.

Investment Strategy

When selecting investments for the Fund’s portfolio, we apply a bottom-up stock selection process that incorporates macro-level views in the evaluation process. Our portfolio construction process combines bottom-up analysis of individual stock and infrastructure market fundamentals, and top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Semiannual Report | 5

Manager’s Discussion

During the period under review, key contributors to the Fund’s performance relative to the S&P Global Infrastructure Index included energy infrastructure firm Energy Transfer Equity.4 The company took a few significant steps to simplify the cross-holdings between its different group companies, which the market viewed favorably. The firm also obtained approval from the U.S. Department of Energy for export of liquefied natural gas (LNG) to non-free-trade-agreement countries. In our view, the LNG export project further enhanced the firm’s growth potential through 2018. Additionally, Energy Transfer Equity announced two acquisitions of natural gas gathering and processing firms in December 2013 that could add value. We believe the market did not price in these acquisitions.

The Fund’s investment in Targa Resources also contributed to relative results over the period.4 The firm continued to execute on its liquefied petroleum gas (LPG) export project. The final quarter of 2013 was the first full quarter in which Targa Resources’ LPG export dock was operational, and in our view, exporting LPG could be a new and highly profitable business segment for the firm. Moreover, the firm indicated that LPG export capacity from its Houston Ship Channel dock could grow in late 2014 to early 2015. Targa Resources also had a first full quarter of operations for its new processing facility in Mont Belvieu, Texas, in the fourth quarter of 2013. Targa signed an agreement with Kinder Morgan to provide processing services for Kinder’s LNG pipeline that extends from the Marcellus Shale in New York to Mont Belvieu. If the project is completed, it should be in service in the fourth quarter of 2015 for which Targa will construct a new processing facility.

An allocation to Magellan Midstream Partners also boosted the Fund’s performance.4 In the third quarter of 2013, the firm increased its full-year 2013 distributable cash flow (DCF) guidance because of higher expected contributions from the Longhorn crude pipeline and better margins from its butane blending operations. Magellan’s management team raised its estimate of the Longhorn pipeline’s expected volume. This increase was one of the major drivers of the DCF change for 2013. The firm also announced expansion of the Longhorn pipeline capacity in the fourth quarter of 2013. We feel the expansion could aid growth since Magellan’s management team believed the expansion’s projected earnings could be triple what it cost. The expansion is supported by long-term shipper contracts and is expected to be in service in mid-2014.

6 | Semiannual Report

Top 10 Holdings
1/31/14

Company	% of Total
Sector/Industry, Country	Net Assets
Abertis Infraestructuras SA	4.4%
Highways & Railtracks, Spain
Enbridge Inc.	4.1%
Oil & Gas Storage & Transportation,
Canada
Transurban Group	4.0%
Highways & Railtracks, Australia
Atlantia SpA	3.9%
Highways & Railtracks, Italy
Dominion Resources Inc.	3.4%
Multi-Utilities, U.S.
NextEra Energy Inc.	3.2%
Electric Utilities, U.S.
National Grid PLC	2.8%
Multi-Utilities, U.K.
Groupe Eurotunnel SA	2.6%
Highways & Railtracks, France
Aeroports de Paris	2.5%
Airport Services, France
Duke Energy Corp.	2.2%
Electric Utilities, U.S.

In contrast, the Fund’s underweighted allocation to French transportation infrastructure firm Groupe Eurotunnel hampered relative performance over the period. The company endured a sharp share price decline prior to the beginning of the period when it became the subject of a European Commission probe regarding the pricing structure for access to the company’s major asset, the Channel Tunnel. The shares subsequently performed well as investors rotated to European transportation infrastructure stocks that were closely tied to the eurozone’s economic recovery. Groupe Eurotunnel was also particularly attractive to us from a valuation standpoint during this rotation given its prior sell-off. In our view, market sentiment shifted away from potential regulatory intervention to focus on the company’s strong revenue and dividend growth potential. Many analysts believe utilization of the Channel Tunnel could rise significantly over the next few years if train operators introduce new routes and adopt more efficient time schedules.

A position in Chinese container shipping and terminal operations firm COSCO Pacific also weighed on relative returns. COSCO Pacific had stronger container operations growth than its Hong Kong Stock Exchange-listed ports peers during the period, in large part because of its greater relative exposure to the Bohai region in northern China and certain European port terminals. In general, however, Chinese port operators underperformed their global peers as initially high operations growth expectations for 2013 failed to materialize given sustained weakness in European and U.S. trade. In addition, we believe that following COSCO Pacific’s recent decision to exit its container manufacturing business, investors have been cautious about the company’s ability to redeploy the cash proceeds from the sale into new terminal assets at attractive valuation levels given recent competition among buyers.

Within the energy infrastructure sector, an underweighted position in U.S.-based Williams Companies also detracted from the Fund’s performance. Although the company continued to struggle with operational issues in the Northeast in the second half of 2013, two activist hedge funds publicly announced they had acquired a significant stake in the company. The investors planned to nominate representatives to the board and were interested in strategic changes at the company, and shares rallied as a result. In December 2013, Williams Companies extended the bidding period for use of its Bluegrass Pipeline, raising further doubts as to whether the pipeline received enough shipper commitments for the company to move forward with the project. We believe Williams’s underlying master limited partnership, Williams Partners, may have difficulty making its quarterly distributions in the near term.

Semiannual Report | 7

Thank you for your continued participation in Franklin Global Listed
Infrastructure Fund. We look forward to serving your future investment needs.

Portfolio Management Team

Franklin Global Listed Infrastructure Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. S&P Global Infrastructure Index: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of
S&P Global Thematics Package index data in any form is prohibited except with the prior written permission of S&P.
S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsi-
ble for any errors or omissions, regardless of the cause or for the results obtained from the use of such information.
S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P Global Thematics Package index data.
3. Bureau of Labor Statistics.
4. Not part of the index.

8 | Semiannual Report

Wilson Magee joined Franklin Templeton in August 2010 as Director of Global Real Estate
and Infrastructure Securities, Portfolio Manager. He is responsible for the investment management of listed real estate securities and listed infrastructure securities portfolios.
Mr. Magee has managed U.S. and global real estate securities portfolios, including long, long/short and income strategies, since 1997. He has had experience in public and private property investments since 1981. Mr. Magee also has securities investment experience in a variety of U.S. equity sectors including financials, consumer discretionary and consumer staples. In addition, he previously managed a large institutional separate account composed of MLPs primarily focused on the North American energy sector. Prior to joining Franklin
Templeton, Mr. Magee was president and portfolio manager for Colony Investment
Management. He previously was a portfolio manager at Goldman Sachs Asset Management and Grantham Mayo Van Otterloo (GMO) and an investor at AEW Capital Management.
He also served on the boards of several private real estate funds sponsored by Citigroup.
Mr. Magee serves as Chair, Dean’s Advisory Council of Tulane University, his alma mater.

John (Jack) W. Foster is head of real assets for Franklin Templeton Real Asset Advisors. He is a portfolio manager of Franklin Templeton’s real estate securities and listed infrastructure strategies. Mr. Foster joined Franklin Templeton in 1987. For over two decades, he has been a global investor in private funds and public companies, including Asia and Europe. He is a member of various advisory boards for private funds around the world, as well as an active participant in the major real estate industry organizations. Before joining Franklin Templeton,
Mr. Foster worked as a commercial real estate broker in New York City. His real estate career started in Maryland and Virginia, where he worked in residential housing development.

Semiannual Report | 9

Performance Summary as of 1/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: n/a)			Change	1/31/14	9/6/13
Net Asset Value (NAV)		+$	0.71	$10.71	$10.00
Distributions (9/6/13–1/31/14)
Dividend Income	$0.0617
Short-Term Capital Gain	$0.0127
Total	$0.0744
Class C (Symbol: n/a)			Change	1/31/14	9/6/13
Net Asset Value (NAV)		+$	0.68	$10.68	$10.00
Distributions (9/6/13–1/31/14)
Dividend Income	$0.0593
Short-Term Capital Gain	$0.0127
Total	$0.0720
Class R (Symbol: n/a)			Change	1/31/14	9/6/13
Net Asset Value (NAV)		+$	0.70	$10.70	$10.00
Distributions (9/6/13–1/31/14)
Dividend Income	$0.0596
Short-Term Capital Gain	$0.0127
Total	$0.0723
Class R6 (Symbol: n/a)			Change	1/31/14	9/6/13
Net Asset Value (NAV)		+$	0.72	$10.72	$10.00
Distributions (9/6/13–1/31/14)
Dividend Income	$0.0677
Short-Term Capital Gain	$0.0127
Total	$0.0804
Advisor Class (Symbol: n/a)			Change	1/31/14	9/6/13
Net Asset Value (NAV)		+$	0.72	$10.72	$10.00
Distributions (9/6/13–1/31/14)
Dividend Income	$0.0676
Short-Term Capital Gain	$0.0127
Total	$0.0803

10 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A			Inception (9/6/13)
Cumulative Total Return[2]		+	7.86%
Aggregate Total Return[3]		+	1.66%
Value of $10,000 Investment[4]			$10,166
Aggregate Total Return (12/31/13)[5]		+	2.14%
Total Annual Operating Expenses[6]	1.45% (with waiver)		2.86% (without waiver)
Class C			Inception (9/6/13)
Cumulative Total Return[2]		+	7.54%
Aggregate Total Return[3]		+	6.54%
Value of $10,000 Investment[4]			$10,654
Aggregate Total Return (12/31/13)[5]		+	7.14%
Total Annual Operating Expenses[6]	2.15% (with waiver)		3.56% (without waiver)
Class R			Inception (9/6/13)
Cumulative Total Return[2]		+	7.74%
Aggregate Total Return[3]		+	7.74%
Value of $10,000 Investment[4]			$10,774
Aggregate Total Return (12/31/13)[5]		+	8.25%
Total Annual Operating Expenses[6]	1.65% (with waiver)		3.06% (without waiver)
Class R6			Inception (9/6/13)
Cumulative Total Return[2]		+	8.03%
Aggregate Total Return[3]		+	8.03%
Value of $10,000 Investment[4]			$10,803
Aggregate Total Return (12/31/13)[5]		+	8.53%
Total Annual Operating Expenses[6]	1.03% (with waiver)		2.44% (without waiver)
Advisor Class			Inception (9/6/13)
Cumulative Total Return[2]		+	8.02%
Aggregate Total Return[3]		+	8.02%
Value of $10,000 Investment[4]			$10,802
Aggregate Total Return (12/31/13)[5]		+	8.53%
Total Annual Operating Expenses[6]	1.15% (with waiver)		2.56% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

All investments involve risks, including possible loss of principal. The Fund’s investments in infrastructure related securities involve special risks, such as high interest costs, high leverage and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in utility company securities, if purchased for dividend yield, involve additional interest rate risks. When interest rates have risen, the stock prices of these companies have tended to fall. Thus, as prices of utility company stocks in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. By focusing on an industry or group of industries, the Fund carries much greater risk of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. The risks of foreign investing may be greater in developing or emerging markets. Investors should be comfortable with fluctuations in the value of their investment, as small and midsized company stocks can be volatile, especially over the short term. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Advisor Class:	Shares are available to certain eligible investors as described in the prospectus. Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 11/30/14. Fund investment results reflect the expense reduction, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total return is not available.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account		Expenses Paid During
	Value		Period*
	Actual 9/6/13	Ending Account	Actual 9/6/13–1/31/14
Class A	Hypothetical 8/1/13	Value 1/31/14	Hypothetical 8/1/13–1/31/14
Actual	$1,000	$1,078.60	$5.65
Hypothetical (5% return before expenses)	$1,000	$1,018.40	$6.87
Class C
Actual	$1,000	$1,075.40	$8.99
Hypothetical (5% return before expenses)	$1,000	$1,014.37	$10.92
Class R
Actual	$1,000	$1,077.40	$6.90
Hypothetical (5% return before expenses)	$1,000	$1,016.89	$8.39
Class R6
Actual	$1,000	$1,080.30	$4.31
Hypothetical (5% return before expenses)	$1,000	$1,020.01	$5.24
Advisor Class
Actual	$1,000	$1,080.20	$4.82
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.35%; C: 2.15%;
R: 1.65%; R6: 1.03%; and Advisor: 1.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 147/365 to reflect the number of days since inception.

14 | Semiannual Report

Franklin Global Trust

Financial Highlights

Franklin Global Listed Infrastructure Fund
Period Ended
January 31, 2014[a]
Class A	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07
Net realized and unrealized gains (losses)	0.71
Total from investment operations	0.78
Less distributions from:
Net investment income	(0.06)
Net realized gains	(0.01)
Total distributions	(0.07)
Net asset value, end of period	$10.71

Total return[d]	7.86%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	5.47%
Expenses net of waiver and payments by affiliates	1.35%
Net investment income	1.71%

Supplemental data
Net assets, end of period (000’s)	$6,625
Portfolio turnover rate	18.99%

aFor the period September 6, 2013 (commencement of operations) to January 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Global Trust

Financial Highlights (continued)

Franklin Global Listed Infrastructure Fund
Period Ended
January 31, 2014[a]
Class C	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.05
Net realized and unrealized gains (losses)	0.70
Total from investment operations	0.75
Less distributions from:
Net investment income	(0.06)
Net realized gains	(0.01)
Total distributions	(0.07)
Net asset value, end of period	$10.68

Total return[d]	7.54%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	6.27%
Expenses net of waiver and payments by affiliates	2.15%
Net investment income	0.91%

Supplemental data
Net assets, end of period (000’s)	$401
Portfolio turnover rate	18.99%

aFor the period September 6, 2013 (commencement of operations) to January 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights (continued)

Franklin Global Listed Infrastructure Fund
Period Ended
January 31, 2014[a]
Class R	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.06
Net realized and unrealized gains (losses)	0.71
Total from investment operations	0.77
Less distributions from:
Net investment income	(0.06)
Net realized gains	(0.01)
Total distributions	(0.07)
Net asset value, end of period	$10.70

Total return[d]	7.74%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	5.77%
Expenses net of waiver and payments by affiliates	1.65%
Net investment income	1.41%

Supplemental data
Net assets, end of period (000’s)	$11
Portfolio turnover rate	18.99%

aFor the period September 6, 2013 (commencement of operations) to January 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Global Trust

Financial Highlights (continued)

Franklin Global Listed Infrastructure Fund
Period Ended
January 31, 2014[a]
Class R6	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.08
Net realized and unrealized gains (losses)	0.72
Total from investment operations	0.80
Less distributions from:
Net investment income	(0.07)
Net realized gains	(0.01)
Total distributions	(0.08)
Net asset value, end of period	$10.72

Total return[d]	8.03%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	5.11%
Expenses net of waiver and payments by affiliates	1.03%
Net investment income	2.03%

Supplemental data
Net assets, end of period (000’s)	$11
Portfolio turnover rate	18.99%

aFor the period September 6, 2013 (commencement of operations) to January 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights (continued)

Franklin Global Listed Infrastructure Fund
Period Ended
January 31, 2014[a]
Advisor Class	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.06
Net realized and unrealized gains (losses)	0.74
Total from investment operations	0.80
Less distributions from:
Net investment income	(0.07)
Net realized gains	(0.01)
Total distributions	(0.08)
Net asset value, end of period	$10.72

Total return[d]	8.02%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	5.27%
Expenses net of waiver and payments by affiliates	1.15%
Net investment income	1.91%

Supplemental data
Net assets, end of period (000’s)	$179
Portfolio turnover rate	18.99%

aFor the period September 6, 2013 (commencement of operations) to January 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Global Listed Infrastructure Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 94.9%
Airport Services 12.6%
Aeroports de Paris (ADP)	France	1,630	$184,011
Auckland International Airport Ltd.	New Zealand	38,240	112,868
BBA Aviation PLC	United Kingdom	20,510	104,072
Fraport AG	Germany	1,470	108,789
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	1,052	57,008
Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	725	81,650
Japan Airport Terminal Co. Ltd.	Japan	3,400	69,281
SATS Ltd.	Singapore	21,000	51,484
SIA Engineering Co.	Singapore	7,000	27,031
Sydney Airport	Australia	20,551	70,850
[a]Unique Zurich Airport	Switzerland	80	47,035
			914,079
Electric Utilities 17.5%
American Electric Power Co. Inc.	United States	680	33,191
Duke Energy Corp.	United States	2,210	156,070
EDF SA	France	1,090	37,077
Edison International	United States	1,400	67,424
Enel SpA	Italy	33,839	154,629
Enersis SA, ADR	Chile	2,490	33,042
Exelon Corp.	United States	1,720	49,880
FirstEnergy Corp.	United States	1,520	47,865
Iberdrola SA	Spain	14,881	91,864
ITC Holdings Corp.	United States	940	97,290
NextEra Energy Inc.	United States	2,540	233,502
Portland General Electric Co.	United States	3,050	92,049
The Southern Co.	United States	1,320	54,437
SSE PLC	United Kingdom	3,630	78,028
Xcel Energy Inc.	United States	1,210	34,981
			1,261,329
Gas Utilities 1.2%
Atmos Energy Corp.	United States	1,220	58,572
ENN Energy Holdings Ltd.	China	4,800	31,099
			89,671
Highways & Railtracks 17.6%
Abertis Infraestructuras SA	Spain	14,359	321,003
Ansaldo STS SpA	Italy	5,597	62,392
Atlantia SpA	Italy	12,354	281,596
[a]China Resources and Transportation Group Ltd.	Hong Kong	300,000	16,036
Groupe Eurotunnel SA	France	16,790	185,376
Macquarie Atlas Roads Group	Australia	12,943	31,937
Qube Logistics Holdings Ltd.	Australia	19,747	35,940
Sias	Italy	4,362	43,536
Transurban Group	Australia	48,305	292,064
			1,269,880

20 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Global Listed Infrastructure Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Independent Power Producers & Energy Traders 1.0%
China Longyuan Power Group Corp.	China	37,000	$44,465
Empresa Nacional de Electricidad SA, ADR	Chile	819	31,597
			76,062
Marine Ports & Services 6.5%
China Merchants Holdings International Co. Ltd.	China	30,000	102,401
[b]COSCO Pacific Ltd.	China	80,000	102,633
Hutchison Port Holdings Trust	Hong Kong	103,000	68,495
Kamigumi Co. Ltd.	Japan	12,000	108,520
Mitsubishi Logistics Corp.	Japan	6,000	85,441
			467,490
Multi-Utilities 16.3%
Centrica PLC	United Kingdom	27,140	138,785
Dominion Resources Inc.	United States	3,650	247,871
E.ON SE	Germany	2,270	41,241
GDF Suez	France	7,040	155,579
Hera SpA	Italy	16,664	38,501
National Grid PLC	United Kingdom	15,560	201,703
Public Service Enterprise Group Inc.	United States	2,310	77,015
RWE AG	Germany	2,320	85,863
Sempra Energy	United States	1,430	132,575
Suez Environnement SA	France	3,230	57,876
			1,177,009
Oil & Gas Storage & Transportation 21.4%
Altagas Ltd.	Canada	1,400	52,087
[a]Cheniere Energy Inc.	United States	2,240	98,426
Enbridge Inc.	Canada	7,090	297,789
Energy Transfer Equity LP	United States	1,975	82,397
Inter Pipeline Ltd.	Canada	2,600	64,690
Kinder Morgan Inc.	United States	3,860	131,279
Magellan Midstream Partners LP	United States	1,120	74,435
MarkWest Energy Partners LP	United States	522	36,639
Phillips 66 Partners LP	United States	1,570	58,765
SemGroup Corp., A	United States	860	53,114
Spectra Energy Corp.	United States	3,130	112,523
Targa Resources Corp.	United States	730	65,912
TransCanada Corp.	Canada	2,920	126,998
Ultrapar Participacoes SA, ADR	Brazil	3,106	68,487
Western Gas Equity Partners LP	United States	1,890	77,811
The Williams Cos. Inc.	United States	3,570	144,549
			1,545,901
Water Utilities 0.8%
American Water Works Co. Inc.	United States	1,340	57,044
Total Common Stocks and Other Equity Interests (Cost $6,486,036)			6,858,465

Semiannual Report | 21

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Global Listed Infrastructure Fund	Country	Shares/Units	Value
Preferred Stocks (Cost $24,305) 0.3%
Electric Utilities 0.3%
Companhia Energetica de Minas Gerais, ADR, pfd.	Brazil	3,213	$18,539
Total Investments (Cost $6,510,341) 95.2%			6,877,004
Other Assets, less Liabilities 4.8%			350,193
Net Assets 100.0%			$7,227,197

See Abbreviations on page 36.

aNon-income producing.
bA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Statements

Statement of Assets and Liabilities
January 31, 2014 (unaudited)

Franklin
Global Listed
Infrastructure
Fund
Assets:
Investments in securities:
Cost	$6,510,341
Value	$6,877,004
Cash	219,466
Receivables:
Capital shares sold	148,226
Dividends	13,610
Affiliates	74,633
Offering costs	101,325
Total assets	7,434,264
Liabilities:
Payables:
Investment securities purchased	172,801
Capital shares redeemed	1,926
Transfer agent fees	3,604
Professional fees	19,886
Accrued expenses and other liabilities	8,850
Total liabilities	207,067
Net assets, at value	$7,227,197
Net assets consist of:
Paid-in capital	$6,865,970
Undistributed net investment income	4,093
Net unrealized appreciation (depreciation)	366,811
Accumulated net realized gain (loss)	(9,677)
Net assets, at value	$7,227,197

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Global Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
January 31, 2014 (unaudited)

Franklin
Global Listed
Infrastructure
Fund
Class A:
Net assets, at value	$6,625,489
Shares outstanding	618,707
Net asset value per share[a]	$10.71
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.36
Class C:
Net assets, at value	$401,054
Shares outstanding	37,555
Net asset value and maximum offering price per share[a]	$10.68
Class R:
Net assets, at value	$10,696
Shares outstanding	1,000
Net asset value and maximum offering price per share	$10.70
Class R6:
Net assets, at value	$10,715
Shares outstanding	1,000
Net asset value and maximum offering price per share	$10.72
Advisor Class:
Net assets, at value	$179,243
Shares outstanding	16,724
Net asset value and maximum offering price per share	$10.72

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Statements (continued)

Statement of Operations
for the period ended January 31, 2014[a] (unaudited)

Franklin
Global Listed
Infrastructure
Fund
Investment income:
Dividends (net of foreign taxes of $5,304)	$72,829
Expenses:
Management fees (Note 3a)	23,795
Distribution fees: (Note 3c)
Class A	4,616
Class C	557
Class R	22
Transfer agent fees: (Note 3e)
Class A	4,013
Class C	95
Class R	7
Class R6	1
Advisor Class	35
Custodian fees (Note 4)	897
Reports to shareholders	5,039
Registration and filing fees	846
Professional fees	20,793
Amortization of offering costs	68,324
Other	1,558
Total expenses	130,598
Expenses waived/paid by affiliates (Note 3f)	(98,030)
Net expenses	32,568
Net investment income	40,261
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	10,816
Foreign currency transactions	(13,040)
Net realized gain (loss)	(2,224)
Net change in unrealized appreciation (depreciation) on:
Investments	366,663
Translation of other assets and liabilities denominated in foreign currencies	148
Net change in unrealized appreciation (depreciation)	366,811
Net realized and unrealized gain (loss)	364,587
Net increase (decrease) in net assets resulting from operations	$404,848

[a]For the period September 6, 2013 (commencement of operations) to January 31, 2014.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Global Trust

Financial Statements (continued)

Statement of Changes in Net Assets

Franklin
Global Listed
Infrastructure Fund
Period Ended
January 31, 2014[a]
(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$40,261
Net realized gain (loss) from investments and foreign currency transactions	(2,224)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and
liabilities denominated in foreign currencies	366,811
Net increase (decrease) in net assets resulting from operations	404,848
Distributions to shareholders from:
Net investment income:
Class A	(34,393)
Class C	(1,486)
Class R	(60)
Class R6	(68)
Advisor Class	(161)
Net realized gains:
Class A	(7,079)
Class C	(318)
Class R	(13)
Class R6	(13)
Advisor Class	(30)
Total distributions to shareholders	(43,621)
Capital share transactions: (Note 2)
Class A	6,267,389
Class C	399,745
Class R	10,000
Class R6	10,000
Advisor Class	178,836
Total capital share transactions	6,865,970
Net increase (decrease) in net assets	7,227,197
Net assets:
End of period	$7,227,197
Undistributed net investment income included in net assets:
End of period	$4,093

[a]For the period September 6, 2013 (commencement of operations) to January 31, 2014.

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited)

Franklin Global Listed Infrastructure Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Franklin Global Listed Infrastructure Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective September 6, 2013, the Fund commenced operations offering five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily

Semiannual Report | 27

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Listed Infrastructure Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and

28 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Listed Infrastructure Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Semiannual Report | 29

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Listed Infrastructure Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of January 31, 2014, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns).

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

30 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Listed Infrastructure Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Period Ended
3	January 31, 2014[a]
	Shares	Amount
Class A Shares:
Shares sold	618,581	$6,266,126
Shares issued in reinvestment of distributions	438	4,570
Shares redeemed	(312)	(3,307)
Net increase (decrease)	618,707	$6,267,389
Class C Shares:
Shares sold	40,325	$428,869
Shares issued in reinvestment of distributions	166	1,732
Shares redeemed	(2,936)	(30,856)
Net increase (decrease)	37,555	$399,745
Class R Shares:
Shares sold	1,001	$10,010
Shares redeemed	(1)	(10)
Net increase (decrease)	1,000	$10,000
Class R6 Shares:
Shares sold	1,001	$10,010
Shares redeemed	(1)	(10)
Net increase (decrease)	1,000	$10,000
Advisor Class Shares:
Shares sold	16,733	$178,937
Shares issued in reinvestment of distributions	11	110
Shares redeemed	(20)	(211)
Net increase (decrease)	16,724	$178,836

aFor the period September 6, 2013 (commencement of operations) to January 31, 2014.

Semiannual Report | 31

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Listed Infrastructure Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $500 million
0.900%	Over $500 million, up to and including $1 billion
0.850%	Over $1 billion, up to and including $1.5 billion
0.800%	Over $1.5 billion, up to and including $6.5 billion
0.780%	Over $6.5 billion, up to and including $11.5 billion
0.760%	Over $11.5 billion, up to and including $16.5 billion
0.740%	Over $16.5 billion, up to and including $19 billion
0.730%	Over $19 billion, up to and including $21.5 billion
0.720%	In excess of $21.5 billion

b. Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

32 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Listed Infrastructure Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$3,176
CDSC retained	—

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended January 31, 2014, the Fund paid transfer agent fees of $4,151, of which $354 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Institutional and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 1.15% and Class R6

Semiannual Report | 33

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Listed Infrastructure Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements (continued)

does not exceed 1.03% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2014.

g. Other Affiliated Transactions

At January 31, 2014, Franklin Resources, Inc. owned 74.08% of the Fund’s outstanding shares.

Investment activities of this shareholder could have a material impact on the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2014, there were no credits earned.

5. INCOME TAXES

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,514,757

Unrealized appreciation	$481,452
Unrealized depreciation	(119,205)
Net unrealized appreciation (depreciation)	$362,247

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of non-deductible expenses, offering costs and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2014, aggregated $7,621,876 and $1,128,764, respectively.

34 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Listed Infrastructure Fund

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility). This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015. The Fund began participating in the Global Credit Facility on February 14, 2014.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Semiannual Report | 35

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Listed Infrastructure Fund

9. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

36 | Semiannual Report

Franklin Global Trust

Shareholder Information

Franklin Global Listed Infrastructure Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 37

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

JANUARY 31, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Global Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

SECTOR

FRANKLIN
GLOBAL REAL ESTATE FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	21
		Franklin Global Real Estate Fund	3	Notes to Financial Statements	25
		Performance Summary	8	Shareholder Information	35
		Your Fund’s Expenses	11
		Financial Highlights and
		Statement of Investments	13

Semiannual Report

Franklin Global Real Estate Fund

Your Fund’s Goal and Main Investments: Franklin Global Real Estate Fund seeks high total return. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located anywhere in the world that operate in the real estate sector, including real estate investment trusts (REITs) and REIT-like entities.1

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

This semiannual report for Franklin Global Real Estate Fund covers the period ended January 31, 2014.

Performance Overview

For the six months under review, Franklin Global Real Estate Fund had a -0.52% cumulative total return. In comparison, the FTSE® EPRA®/NAREIT® Developed Index, which measures global real estate markets in North America, Europe and Asia, posted a +0.47% total return.2, 3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

Solid U.S. economic growth underpinned by consumer and business spending, rising inventories and increasing exports characterized the six months under review. Low mortgage interest rates and improving consumer confidence aided the housing market recovery. Manufacturing expanded while the unemployment rate declined to 6.6% in January 2014 from 7.3% in July 2013.4 Inflation remained well below the Federal Reserve Board’s (Fed’s) 2.0% target. In October 2013, the federal government temporarily shut down after Congress failed to authorize routine federal funding amid a disagreement over a new health care law. However, Congress passed a $1.1 trillion spending bill toward the end of the review period to fund the government through September 2014. Encouraged by positive economic and employment reports, the Fed began reducing its monthly bond purchases by $10 billion in January 2014, although it maintained its commitment to keeping interest rates low.

Outside the U.S., the U.K. showed strong growth, and economic activity in Japan and the eurozone continued to show signs of improvement. Growth in the U.K. was driven by easier credit conditions and stronger consumer

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

confidence. In Japan, improving business sentiment, personal consumption and higher exports resulting from a weaker yen supported the economy, and the unemployment rate reached its lowest level in six years. The Bank of Japan announced it would provide additional monetary stimulus if required. Although technically out of recession, the eurozone experienced weak employment trends, deflationary risks and political turmoil in some of the peripheral countries. However, German Chancellor Angela Merkel’s reelection and the European Central Bank’s rate cut to a record low helped partly restore investor confidence in the region.

Growth in many emerging market economies moderated based on lower domestic demand, falling exports and weakening commodity prices. However, select emerging market economies such as those of China, Malaysia, South Korea, Poland and Hungary improved in 2013’s second half. Monetary policies tightened in several emerging market countries, including Brazil, India, Turkey and South Africa, as their central banks raised interest rates to curb inflation and support their currencies.

Stocks in the eurozone led developed markets, which advanced for most of the period before a sharp decline in January 2014 stemming from concerns of a slowdown in China, mixed corporate earnings and continuing reduction of the Fed’s asset purchase program. Political turmoil in certain emerging markets and tight credit conditions in China further weighed on emerging market equities, resulting in relatively flat performance for the period. An emerging market sell-off led to several currencies’ depreciation against the U.S. dollar, especially in January 2014. Gold prices declined for the period despite a January rally when some investors sought to limit exposure to slipping global equities.

Global Real Estate Market Overview

Global real estate markets were fairly flat over the reporting period, as real estate securities in some countries suffered at period-end from an uncertain global economic outlook. According to the FTSE EPRA/NAREIT Developed Index, in U.S. dollar terms, Greece, Austria and the U.K. led returns of country real estate markets, while Norway, Hong Kong and Singapore were among the poorest performers.

Investment Strategy

We are research-driven, fundamental investors. We seek to limit price volatility by investing across markets and property types. We also seek to provide a consistently high level of income. We center our active investment strategy on the belief that unsynchronized regional economic activity within the global economy can provide consistent, attractive return opportunities in the global real estate markets. We use a bottom-up, value-oriented stock selection process that

4 | Semiannual Report

incorporates macro-level views in the evaluation process. We use top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities. We may use currency forward contracts from time to time to help manage currency risk and the Fund’s exposure to various currencies.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s performance relative to the global property benchmark, the FTSE EPRA/NAREIT Developed Index, included hotel/resort and entertainment property holdings5 such as Starwood Hotels and Resorts Worldwide.6 Starwood outperformed its hotel peers and the benchmark during the reporting period, reflecting continued recovery in lodging fundamentals driven by an improved economic environment and positive investor sentiment for lodging stocks. Additionally, the stock benefited from a share buyback program. We believe the company remains well positioned to benefit from positive lodging fundamentals given its global presence and its asset-light/fee-based business model, which could generate steady earnings growth. The Fund’s overweighted position in Japanese diversified REIT Kenedix Office Investment also boosted relative returns over the period as it performed strongly over the past six months. We believe Kenedix had better earnings momentum than its office space peers, largely led by steadily improved occupancy levels in its properties and active property acquisitions through its independent network.7 The company raised funding in November for property acquisitions, and we are optimistic about its profit growth outlook against the backdrop of an office market recovery in Tokyo. Japanese industrial property company Nippon Prologis REIT also outperformed during the period, and the Fund benefited from a relative overweighting.8 In our analysis, the trust has substantial external growth potential because of the pipeline support from its sponsor Prologis, a global leading operator and developer of logistics facilities. In addition, demand for large-scale logistics facilities increased in Japan and we feel Nippon Prologis could enjoy higher rents and occupancy because of what we viewed as its superior portfolio quality.

What is a currency forward
contract?
A currency forward contract is an
agreement between the Fund and a
counterparty to buy or sell a foreign
currency at a specific exchange rate
on a future date.

Conversely, security selection in the diversified sector detracted from the Fund’s relative returns over the period.9 Shares of The Wharf Holdings, a leading retail landlord in Hong Kong, declined significantly over the period. Hong Kong retail sales growth began to decelerate in the second half of 2013 and Wharf underperformed as a result. Although rental rates could recover, sales growth for The Wharf’s shopping malls, given the high base and luxury sales slowdown, may moderate further and weigh on investor sentiment, in our opinion. The Fund’s investment in Stockland, an Australian diversified REIT, also weighed on relative returns. Following a series of earnings downgrades, asset writedowns, and a deceleration in fundamentals, Stockland’s outlook appeared weak as

Semiannual Report | 5

Top 10 Holdings
1/31/14

Company	% of Total
Sector/Industry, Country	Net Assets
Mitsui Fudosan Co. Ltd.	4.9%
Diversified Real Estate Activities, Japan
Simon Property Group Inc.	4.9%
Retail REITs, U.S.
Mitsubishi Estate Co. Ltd.	4.1%
Diversified Real Estate Activities, Japan
Unibail-Rodamco SE	3.2%
Retail REITs, France
Prologis Inc.	2.5%
Industrial REITs, U.S.
Ventas Inc.	2.1%
Specialized REITs, U.S.
Vornado Realty Trust	2.1%
Diversified REITs, U.S.
Public Storage	2.1%
Specialized REITs, U.S.
Land Securities Group PLC	1.9%
Diversified REITs, U.K.
Host Hotels & Resorts Inc.	1.8%
Specialized REITs, U.S.

its board implemented significant management changes. However, sentiment toward this position turned positive in the second half of 2013 as housing statistics improved after the Reserve Bank of Australia cut interest rates. We invested during the period based on our belief that Stockland’s own residential operations could, in turn, improve because of a recovery in fundamentals, but our position lost value. The share price of Singaporean real estate developer REIT Keppel Land dropped over the period, and the Fund’s relative performance suffered from an overweighting. The stock faltered early in the period after the company announced it would not declare a dividend for the nine months ended September 30, 2013. Additionally, the firm’s announcement that it had completed a divestment of a significant project in Indonesia failed to impress investors.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2014, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Global Real Estate Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Franklin Global Real Estate Fund

6 | Semiannual Report

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shop-
ping centers. The Fund predominantly invests in “equity” REITs, which also take ownership positions in real estate.
Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
3. The FTSE/EPRA NAREIT Index (the “Index”) is not in any way sponsored, endorsed, sold or promoted by FTSE
International Limited (“FTSE”), by the London Stock Exchange Group companies (“LSEG”), Euronext N.V. (“Euronext”),
European Public Real Estate Association (“EPRA”), or the National Association of Real Estate Investment Trusts
(“NAREIT”) (together the “Licensor Parties”) and none of the Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, none of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “FTSE®” is a trademark of LSEG, “NAREIT®” is a trademark of the National Association of Real
Estate Investment Trusts and “EPRA®” is a trademark of EPRA and all are used by FTSE under license.
4. Source: Bureau of Labor Statistics.
5. Hotel/resort and entertainment property holdings are in hotels, resorts and cruise lines and specialized REITs in the SOI.
6. Not part of the index.
7. Office space holdings are in diversified REITs, office REITs and real estate operating companies in the SOI.
8. Industrial property holdings are in industrial REITs and real estate operating companies in the SOI.
9. Diversified holdings are in diversified real estate activities, diversified REITs, office REITS, real estate development and real estate operating companies in the SOI.

Semiannual Report | 7

Performance Summary as of 1/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FGRRX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		-$	0.17	$7.71	$7.88
Distributions (8/1/13–1/31/14)
Dividend Income	$0.1175
Class C (Symbol: FCGRX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		-$	0.16	$7.64	$7.80
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0776
Class R6 (Symbol: n/a)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		-$	0.19	$7.73	$7.92
Distributions (8/1/13–1/31/14)
Dividend Income	$0.1492
Advisor Class (Symbol: FVGRX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		-$	0.18	$7.73	$7.91
Distributions (8/1/13–1/31/14)
Dividend Income	$0.1402

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor: no sales charges.

Class A	6-Month		1-Year		5-Year		Inception (6/16/06)
Cumulative Total Return[2]	-0.52%		-1.14%	+	97.95%	+	4.99%
Average Annual Total Return[3]	-6.24%		-6.79%	+	13.27%		-0.14%
Value of $10,000 Investment[4]	$9,376		$9,321		$18,645		$9,896
Avg. Ann. Total Return (12/31/13)[5]			-3.65%	+	10.43%		0.00%
Total Annual Operating Expenses[6]	1.45% (with waiver)				1.62% (without waiver)
Class C	6-Month		1-Year		5-Year		Inception (6/16/06)
Cumulative Total Return[2]	-0.91%		-1.92%	+	90.96%		-0.39%
Average Annual Total Return[3]	-1.89%		-2.89%	+	13.81%		-0.05%
Value of $10,000 Investment[4]	$9,811		$9,711		$19,096		$9,961
Avg. Ann. Total Return (12/31/13)[5]		+	0.43%	+	10.98%	+	0.10%
Total Annual Operating Expenses[6]	2.15% (with waiver)				2.32% (without waiver)
Class R6	6-Month						Inception (5/1/13)
Cumulative Total Return[2]	-0.49%						-9.41%
Aggregate Total Return[7]	-0.49%						-9.41%
Value of $10,000 Investment[4]	$9,951						$9,059
Aggregate Total Return (12/31/13)5, 7							-8.36%
Total Annual Operating Expenses[6]	0.99% (with waiver)				1.16% (without waiver)
Advisor Class	6-Month		1-Year		5-Year		Inception (6/16/06)
Cumulative Total Return[2]	-0.48%		-0.98%	+	101.05%	+	7.46%
Average Annual Total Return[3]	-0.48%		-0.98%	+	14.95%	+	0.95%
Value of $10,000 Investment[4]	$9,952		$9,902		$20,105		$10,746
Avg. Ann. Total Return (12/31/13)[5]		+	2.49%	+	12.08%	+	1.11%
Total Annual Operating Expenses[6]	1.15% (with waiver)				1.32% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. The Fund concentrates in real estate securities, which involve special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Foreign investing, especially in emerging markets, involves additional risks such as currency and market volatility, as well as political and social instability. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 11/30/14. Fund investment results reflect the expense reduction, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Aggregate total return represents the change in value of an investment for the periods indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 8/1/13	Value 1/31/14	Period* 8/1/13–1/31/14
Actual	$1,000	$994.80	$7.29
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$7.37
Class C
Actual	$1,000	$990.90	$10.79
Hypothetical (5% return before expenses)	$1,000	$1,014.37	$10.92
Class R6
Actual	$1,000	$995.10	$4.98
Hypothetical (5% return before expenses)	$1,000	$1,020.21	$5.04
Advisor Class
Actual	$1,000	$995.20	$5.78
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.45%; C: 2.15%;
R6: 0.99%; and Advisor: 1.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Global Trust

Financial Highlights

Franklin Global Real Estate Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.88	$7.42	$7.21	$6.40	$5.07	$8.52
Income from investment operations[a]:
Net investment income[b]	0.02	0.11	0.12	0.13	0.14	0.18
Net realized and unrealized gains (losses)	(0.07)	0.59	0.17	1.05	1.43	(3.17)
Total from investment operations	(0.05)	0.70	0.29	1.18	1.57	(2.99)
Less distributions from net investment income
and net foreign currency gains	(0.12)	(0.24)	(0.08)	(0.37)	(0.24)	(0.46)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$7.71	$7.88	$7.42	$7.21	$6.40	$5.07

Total return[e]	(0.52)%	9.44%	4.12%	18.98%	31.43%	(35.12)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	1.60%	1.62%	1.68%	1.73%	1.85%	1.75%
Expenses net of waiver and payments by affiliates
and expense reduction	1.45%[g]	1.44%[g]	1.37%	1.35%[g]	1.35%[g]	1.35%[g]
Net investment income	0.61%	1.37%	1.72%	2.02%	2.55%	3.22%

Supplemental data
Net assets, end of period (000’s)	$81,692	$86,575	$53,727	$57,141	$29,918	$15,606
Portfolio turnover rate	12.56%	19.43%	25.74%	53.12%	106.64%	77.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Global Trust

Financial Highlights (continued)

Franklin Global Real Estate Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.80	$7.34	$7.17	$6.35	$5.03	$8.48
Income from investment operations[a]:
Net investment income[b]	(—)[c]	0.05	0.07	0.09	0.10	0.15
Net realized and unrealized gains (losses)	(0.08)	0.59	0.16	1.04	1.42	(3.17)
Total from investment operations	(0.08)	0.64	0.23	1.13	1.52	(3.02)
Less distributions from net investment income
and net foreign currency gains	(0.08)	(0.18)	(0.06)	(0.31)	(0.20)	(0.43)
Redemption fees[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$7.64	$7.80	$7.34	$7.17	$6.35	$5.03

Total return[e]	(0.91)%	8.64%	3.39%	18.30%	30.62%	(35.68)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	2.30%	2.32%	2.38%	2.43%	2.55%	2.44%
Expenses net of waiver and payments by affiliates
and expense reduction	2.15%[g]	2.14%[g]	2.07%	2.05%[g]	2.05%[g]	2.04%[g]
Net investment income	(0.09)%	0.67%	1.02%	1.32%	1.85%	2.53%

Supplemental data
Net assets, end of period (000’s)	$19,161	$21,350	$12,043	$11,835	$7,589	$3,748
Portfolio turnover rate	12.56%	19.43%	25.74%	53.12%	106.64%	77.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights (continued)

Franklin Global Real Estate Fund
	Six Months Ended	Period Ended
	January 31, 2014	July 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.92	$8.70
Income from investment operations[b]:
Net investment income[c]	0.04	0.04
Net realized and unrealized gains (losses)	(0.08)	(0.82)
Total from investment operations	(0.04)	(0.78)
Less distributions from net investment income	(0.15)	—
Net asset value, end of period	$7.73	$7.92

Total return[d]	(0.49)%	(8.97)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.14%	1.15%
Expenses net of waiver and payments by affiliates and expense reduction[f]	0.99%	0.99%
Net investment income	1.07%	1.82%

Supplemental data
Net assets, end of period (000’s)	$395	$379
Portfolio turnover rate	12.56%	19.43%

aFor the period May 1, 2013 (effective date) to July 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Global Trust

Financial Highlights (continued)

Franklin Global Real Estate Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.91	$7.46	$7.23	$6.42	$5.08	$8.53
Income from investment operations[a]:
Net investment income[b]	0.04	0.13	0.13	0.17	0.18	0.19
Net realized and unrealized gains (losses)	(0.08)	0.59	0.18	1.03	1.41	(3.16)
Total from investment operations	(0.04)	0.72	0.31	1.20	1.59	(2.97)
Less distributions from net investment income
and net foreign currency gains	(0.14)	(0.27)	(0.08)	(0.39)	(0.25)	(0.48)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$7.73	$7.91	$7.46	$7.23	$6.42	$5.08

Total return[e]	(0.48)%	9.78%	4.48%	19.33%	31.92%	(34.93)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	1.30%	1.32%	1.38%	1.43%	1.55%	1.45%
Expenses net of waiver and payments by affiliates
and expense reduction	1.15%[g]	1.14%[g]	1.07%	1.05%[g]	1.05%[g]	1.05%[g]
Net investment income	0.91%	1.67%	2.02%	2.32%	2.85%	3.52%

Supplemental data
Net assets, end of period (000’s)	$46,929	$48,116	$39,255	$27,074	$21,354	$34,154
Portfolio turnover rate	12.56%	19.43%	25.74%	53.12%	106.64%	77.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Global Real Estate Fund	Country	Shares	Value
Common Stocks 98.6%
Diversified Real Estate Activities 14.9%
CapitaLand Ltd.	Singapore	423,824	$916,232
Hang Lung Properties Ltd.	Hong Kong	442,621	1,237,168
Mitsubishi Estate Co. Ltd.	Japan	246,854	6,148,700
Mitsui Fudosan Co. Ltd.	Japan	224,595	7,229,684
Sun Hung Kai Properties Ltd.	Hong Kong	164,727	2,014,636
Tokyo Tatemono Co. Ltd.	Japan	237,781	2,257,378
The Wharf Holdings Ltd.	Hong Kong	326,694	2,230,252
			22,034,050
Diversified REITs 11.8%
[a]Activia Properties Inc., 144A	Japan	99	828,432
American Assets Trust Inc.	United States	30,543	1,022,274
British Land Co. PLC	United Kingdom	179,771	1,939,504
Canadian REIT	Canada	24,150	922,355
Kenedix Office Investment Corp.	Japan	288	1,440,352
Land Securities Group PLC	United Kingdom	163,105	2,760,549
Liberty Property Trust	United States	12,466	453,762
Mirvac Group	Australia	1,031,549	1,507,351
Spirit Realty Capital Inc.	United States	36,400	385,840
Stockland	Australia	418,597	1,329,569
Suntec REIT	Singapore	626,794	790,427
Vornado Realty Trust	United States	33,825	3,106,150
Wereldhave N.V.	Netherlands	9,800	745,481
WP Carey Inc.	United States	4,718	278,740
			17,510,786
Home Furnishings 0.3%
[b]Mohawk Industries Inc.	United States	3,130	445,023
Home Improvement Retail 0.2%
The Home Depot Inc.	United States	4,620	355,047
Hotels, Resorts & Cruise Lines 1.4%
Melia Hotels International SA	Spain	33,868	440,350
NH Hoteles SA	Spain	27,139	170,756
Starwood Hotels & Resorts Worldwide Inc.	United States	19,195	1,434,059
			2,045,165
Industrial REITs 5.8%
Ascendas REIT	Singapore	321,803	536,885
[a]Ascendas REIT, 144A	Singapore	61,000	101,770
Goodman Group	Australia	424,876	1,736,150
Mapletree Logistics Trust	Singapore	696,737	548,461
Nippon Prologis REIT Inc.	Japan	61	617,911
[a]Nippon Prologis REIT Inc., 144A	Japan	47	476,095
Prologis Inc.	United States	96,720	3,748,867
STAG Industrial Inc.	United States	42,233	906,320
			8,672,459

Semiannual Report | 17

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Global Real Estate Fund	Country	Shares	Value
Common Stocks (continued)
Office REITs 10.4%
Alexandria Real Estate Equities Inc.	United States	5,684	$398,619
Boston Properties Inc.	United States	21,332	2,305,776
Brandywine Realty Trust	United States	78,097	1,112,882
Coresite Realty Corp.	United States	8,031	246,391
Derwent London PLC	United Kingdom	35,968	1,472,667
Digital Realty Trust Inc.	United States	10,227	521,475
Douglas Emmett Inc.	United States	35,540	903,782
Great Portland Estates PLC	United Kingdom	163,773	1,628,246
Highwoods Properties Inc.	United States	27,066	1,005,231
[a,b,c]Hulic REIT Inc., 144A	Japan	755	798,043
Investa Office Fund	Australia	136,210	369,470
Japan Real Estate Investment Corp.	Japan	228	1,180,445
Kilroy Realty Corp.	United States	27,530	1,453,584
SL Green Realty Corp.	United States	21,059	1,974,703
			15,371,314
Real Estate Development 2.2%
China Overseas Land & Investment Ltd.	China	238,158	642,667
[b]Howard Hughes Corp.	United States	4,218	526,280
Keppel Land Ltd.	Singapore	358,646	887,696
KWG Property Holdings Ltd.	China	741,500	386,815
Sino Land Co. Ltd.	Hong Kong	646,645	861,238
			3,304,696
Real Estate Operating Companies 7.0%
Brookfield Office Properties Inc.	United States	56,195	1,050,912
Castellum AB	Sweden	45,450	725,818
Deutsche Euroshop AG	Germany	17,277	729,946
[a]Deutsche Euroshop AG, 144A	Germany	3,060	129,284
Global Logistic Properties Ltd.	Singapore	666,310	1,466,539
Hong Kong Land Holdings Ltd.	Hong Kong	351,459	2,115,783
Hufvudstaden AB, A	Sweden	106,496	1,428,358
Hysan Development Co. Ltd.	Hong Kong	241,624	955,466
[b]LEG Immobilien AG	Germany	2,710	161,355
[a,b]LEG Immobilien AG, 144A	Germany	16,174	963,010
PSP Swiss Property AG	Switzerland	1,197	103,122
Unite Group PLC	United Kingdom	79,713	536,642
			10,366,235
Residential REITs 7.8%
Apartment Investment & Management Co., A	United States	38,997	1,090,746
AvalonBay Communities Inc.	United States	15,748	1,944,878
Boardwalk REIT	Canada	18,509	972,583
BRE Properties Inc.	United States	10,195	602,524
Camden Property Trust	United States	5,536	342,235
Equity Lifestyle Properties Inc.	United States	21,102	829,520
Equity Residential	United States	44,323	2,454,608
Essex Property Trust Inc.	United States	8,461	1,339,969

18 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Global Real Estate Fund	Country	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
Post Properties Inc.	United States	12,096	$567,665
UDR Inc.	United States	55,297	1,345,929
			11,490,657
Retail REITs 24.1%
CapitaMall Trust	Singapore	23,894	34,998
[a]CapitaMall Trust, 144A	Singapore	143,900	210,772
CBL & Associates Properties Inc.	United States	19,753	335,604
DDR Corp.	United States	99,090	1,552,740
Eurocommercial Properties NV	Netherlands	16,914	695,789
Federal Realty Investment Trust	United States	5,140	560,260
Federation Centres	Australia	476,686	946,818
General Growth Properties Inc.	United States	109,716	2,209,680
Hammerson PLC	United Kingdom	199,343	1,722,987
Japan Retail Fund Investment Corp.	Japan	460	926,078
[a]Japan Retail Fund Investment Corp., 144A	Japan	145	291,916
Kimco Realty Corp.	United States	95,351	1,993,789
Klepierre	France	40,618	1,762,934
The Link REIT	Hong Kong	420,466	1,903,676
The Macerich Co.	United States	15,093	854,264
Ramco-Gershenson Properties Trust	United States	38,581	616,139
Realty Income Corp.	United States	13,724	559,665
Regency Centers Corp.	United States	13,981	673,045
RioCan REIT	Canada	44,833	997,900
Simon Property Group Inc.	United States	46,510	7,201,608
Tanger Factory Outlet Centers Inc.	United States	21,585	720,507
Taubman Centers Inc.	United States	6,971	453,254
Unibail-Rodamco SE	France	19,816	4,776,085
Weingarten Realty Investors	United States	25,760	746,782
Westfield Group	Australia	217,418	1,940,456
Westfield Retail Trust	Australia	391,288	1,033,979
			35,721,725
Specialized REITs 12.7%
CDL Hospitality Trusts	Singapore	299,798	376,890
CubeSmart	United States	39,847	656,679
Extra Space Storage Inc.	United States	30,271	1,382,174
HCP Inc.	United States	46,954	1,838,249
Health Care REIT Inc.	United States	45,858	2,656,095
Host Hotels & Resorts Inc.	United States	147,420	2,711,054
Pebblebrook Hotel Trust	United States	47,160	1,420,931
Public Storage	United States	19,388	3,055,355
Sabra Health Care REIT Inc.	United States	24,160	698,949
Senior Housing Properties Trust	United States	13,171	296,611
Sunstone Hotel Investors Inc.	United States	51,205	656,960
Ventas Inc.	United States	49,809	3,107,583
			18,857,530
Total Common Stocks (Cost $117,653,635)			146,174,687

Semiannual Report | 19

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Global Real Estate Fund	Country	Principal Amount	Value
Short Term Investments (Cost $2,000,000) 1.4%
Time Deposits 1.4%
Royal Bank of Canada, 0.03%, 2/03/14	United States	$2,000,000	$2,000,000
Total Investments (Cost $119,653,635) 100.0%			148,174,687
Other Assets, less Liabilities 0.0%			2,481
Net Assets 100.0%			$148,177,168

See Abbreviations on page 34.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31,
2014, the aggregate value of these securities was $3,799,322, representing 2.56% of net assets.
bNon-income producing.
cSecurity purchased on a delayed delivery basis. See Note 1(c).

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Statements

Statement of Assets and Liabilities
January 31, 2014 (unaudited)

Franklin Global
Real Estate
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$119,653,635
Value - Unaffiliated issuers	$148,174,687
Cash	402,961
Receivables:
Investment securities sold	1,340,761
Capital shares sold	111,136
Dividends	326,932
Total assets	150,356,477
Liabilities:
Payables:
Investment securities purchased	1,769,010
Capital shares redeemed	195,604
Management fees	107,743
Distribution fees	37,700
Transfer agent fees	30,899
Trustees’ fees and expenses	90
Accrued expenses and other liabilities	38,263
Total liabilities	2,179,309
Net assets, at value	$148,177,168
Net assets consist of:
Paid-in capital	$191,403,149
Distributions in excess of net investment income	(4,275,669)
Net unrealized appreciation (depreciation)	28,510,715
Accumulated net realized gain (loss)	(67,461,027)
Net assets, at value	$148,177,168

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Global Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
January 31, 2014 (unaudited)

Franklin Global
Real Estate
Fund
Class A:
Net assets, at value	$81,692,346
Shares outstanding	10,600,341
Net asset value per share[a]	$7.71
Maximum offering price per share (net asset value per share ÷ 94.25%)	$8.18
Class C:
Net assets, at value	$19,160,707
Shares outstanding	2,508,078
Net asset value and maximum offering price per share[a]	$7.64
Class R6:
Net assets, at value	$395,011
Shares outstanding	51,076
Net asset value and maximum offering price per share	$7.73
Advisor Class:
Net assets, at value	$46,929,104
Shares outstanding	6,068,265
Net asset value and maximum offering price per share	$7.73

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Statements (continued)

Statement of Operations
for the six months ended January 31, 2014 (unaudited)

Franklin
Global
Real Estate
Fund
Investment income:
Dividends (net of foreign taxes of $60,657)	$1,602,285
Interest	321
Total investment income	1,602,606
Expenses:
Management fees (Note 3a)	777,557
Distribution fees: (Note 3c)
Class A	128,743
Class C	102,935
Transfer agent fees: (Note 3e)
Class A	73,347
Class C	17,586
Class R6	20
Advisor Class	41,488
Custodian fees (Note 4)	8,705
Reports to shareholders	19,194
Registration and filing fees	37,543
Professional fees	24,589
Trustees’ fees and expenses	3,435
Other	7,068
Total expenses	1,242,210
Expense reductions (Note 4)	(133)
Expenses waived/paid by affiliates (Note 3f)	(116,963)
Net expenses	1,125,114
Net investment income	477,492
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(694,338)
Realized gain distributions from REITs	470,605
Foreign currency transactions	(26,175)
Net realized gain (loss)	(249,908)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,166,731)
Translation of other assets and liabilities denominated in foreign currencies	(8,482)
Change in deferred taxes on unrealized appreciation	16,890
Net change in unrealized appreciation (depreciation)	(1,158,323)
Net realized and unrealized gain (loss)	(1,408,231)
Net increase (decrease) in net assets resulting from operations	$(930,739)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Global Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Global
	Real Estate Fund
	Six Months Ended
	January 31, 2014	Year Ended
	(unaudited)	July 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$477,492	$1,832,536
Net realized gain (loss) from investments, realized gain distributions from REITs and foreign
currency transactions	(249,908)	1,271,539
Net change in unrealized appreciation (depreciation) on investments, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	(1,158,323)	6,461,449
Net increase (decrease) in net assets resulting from operations	(930,739)	9,565,524
Distributions to shareholders from:
Net investment income:
Class A	(1,261,234)	(1,906,524)
Class C	(198,655)	(316,703)
Class R6	(7,455)	—
Advisor Class	(852,479)	(1,484,283)
Total distributions to shareholders	(2,319,823)	(3,707,510)
Capital share transactions: (Note 2)
Class A	(3,099,397)	29,906,474
Class C	(1,801,431)	8,788,846
Class R6	24,674	417,332
Advisor Class	(117,645)	6,425,670
Total capital share transactions	(4,993,799)	45,538,322
Net increase (decrease) in net assets	(8,244,361)	51,396,336
Net assets:
Beginning of period	156,421,529	105,025,193
End of period	$148,177,168	$156,421,529
Distributions in excess of net investment income included in net assets:
End of period	$(4,275,669)	$(2,433,338)

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited)

Franklin Global Real Estate Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Franklin Global Real Estate Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Time deposits are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities,

Semiannual Report | 25

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated

26 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical

Semiannual Report | 27

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

merits of the tax position. As of January 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

28 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2014		July 31, 2013[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,381,844	$10,841,624	5,833,201	$46,315,361
Shares issued in reinvestment of
distributions	157,229	1,195,597	237,167	1,800,409
Shares redeemed	(1,931,556)	(15,136,618)	(2,316,138)	(18,209,296)
Net increase (decrease)	(392,483)	$(3,099,397)	3,754,230	$29,906,474
Class C Shares:
Shares sold	208,792	$1,622,671	1,722,052	$13,685,771
Shares issued in reinvestment of
distributions	22,960	172,429	35,071	264,420
Shares redeemed	(462,635)	(3,596,531)	(659,065)	(5,161,345)
Net increase (decrease)	(230,883)	$(1,801,431)	1,098,058	$8,788,846
Class R6 Shares:
Shares sold	2,769	$21,631	47,908	$417,332
Shares issued in reinvestment of
distributions	974	7,455	—	—
Shares redeemed	(575)	(4,412)	—	—
Net increase (decrease)	3,168	$24,674	47,908	$417,332
Advisor Class Shares:
Shares sold	202,668	$1,583,518	1,269,350	$10,009,411
Shares issued in reinvestment of
distributions	45,010	344,457	70,614	537,700
Shares redeemed	(259,806)	(2,045,620)	(521,229)	(4,121,441)
Net increase (decrease)	(12,128)	$(117,645)	818,735	$6,425,670
[a]For the period May 1, 2013 (effective date) to July 31, 2013 for Class R6.

Semiannual Report | 29

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $500 million
0.900%	Over $500 million, up to and including $1 billion
0.850%	Over $1 billion, up to and including $1.5 billion
0.800%	Over $1.5 billion, up to and including $6.5 billion
0.780%	Over $6.5 billion, up to and including $11.5 billion
0.760%	Over $11.5 billion, up to and including $16.5 billion
0.740%	Over $16.5 billion, up to and including $19 billion
0.730%	Over $19 billion, up to and including $21.5 billion
0.720%	In excess of $21.5 billion

b. Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

30 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$23,004
CDSC retained	$9,307

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended January 31, 2014, the Fund paid transfer agent fees of $132,441, of which $66,210 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Institutional and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, and Advisor Class of the Fund do not exceed 1.15% and Class R6 does not exceed 0.99% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2014.

Semiannual Report | 31

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At July 31, 2013, capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$2,797,386
2017	22,811,914
2018	35,647,494
2019	557,818
Capital loss carryforwards not subject to expiration:
Short term	1,016,930
Long term	38,337
Total capital loss carryforwards	$62,869,879

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$126,867,549

Unrealized appreciation	$25,913,979
Unrealized depreciation	(4,606,841)
Net unrealized appreciation (depreciation)	$21,307,138

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2014, aggregated $19,008,134 and $25,342,663, respectively.

32 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matured on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended January 31, 2014, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Semiannual Report | 33

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

9. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]	$146,174,687	$—	$—	$146,174,687
Short Term Investments	—	2,000,000	—	2,000,000
Total Investments in Securities	$146,174,687	$2,000,000	$—	$148,174,687

[a]For detailed categories, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

REIT - Real Estate Investment Trust

34 | Semiannual Report

Franklin Global Trust

Shareholder Information

Franklin Global Real Estate Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 35

This page intentionally left blank.

Semiannual Report and Shareholder Letter
Franklin Global
Real Estate Fund

Investment Manager
Franklin Templeton Institutional, LLC
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
© 2014 Franklin Templeton Investments. All rights reserved.	495 S 03/14

JANUARY 31, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Global Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

BLEND

Franklin
Large Cap Equity Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	20
		Franklin Large Cap Equity Fund	3	Notes to Financial Statements	24
		Performance Summary	8	Shareholder Information	34
		Your Fund’s Expenses	11
		Financial Highlights and
		Statement of Investments	13

Semiannual Report

Franklin Large Cap Equity Fund

Your Fund’s Goal and Main Investments: Franklin Large Cap Equity Fund seeks long-term growth of principal and income through investing at least 80% of its net assets in equity securities of large capitalization companies with market capitalizations within the top 50% of companies in the Russell 1000® Index, or of more than $5 billion, at the time of purchase.1 The Fund attempts to keep taxable capital gains distributions relatively low.

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

We are pleased to bring you Franklin Large Cap Equity Fund’s semiannual report for the period ended January 31, 2014.

Performance Overview

Franklin Large Cap Equity Fund – Class A delivered a cumulative total return of +8.23% for the six months ended January 31, 2014. In comparison, the
Fund’s benchmark, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +6.86% total return. Europe 2, 3
You can find the Fund’s long-term performance data in the Performance
Summary beginning on page 8.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Top 10 Sectors/Industries
1/31/14
% of Total
Net Assets
Oil, Gas & Consumable Fuels	7.2%
Capital Markets	6.5%
Textiles, Apparel & Luxury Goods	5.5%
Biotechnology	5.4%
Computers & Peripherals	5.1%
IT Services	4.3%
Media	4.0%
Food Products	3.8%
Chemicals	3.5%
Beverages	3.3%

Economic and Market Overview

Solid U.S. economic growth underpinned by consumer and business spending, rising inventories and increasing exports characterized the six months under review. Low mortgage interest rates and improving consumer confidence aided the housing market recovery. Manufacturing expanded while the unemployment rate declined to 6.6% in January 2014 from 7.3% in July 2013.4 Inflation remained well below the Federal Reserve Board’s (Fed’s) 2.0% target. In October 2013, the federal government temporarily shut down after Congress failed to authorize routine federal funding amid a disagreement over a new health care law. However, Congress passed a $1.1 trillion spending bill toward the end of the review period to fund the government through September 2014. Encouraged by positive economic and employment reports, the Fed began reducing its monthly bond purchases by $10 billion in January 2014, although it maintained its commitment to keeping interest rates low.

Outside the U.S., the U.K. showed strong growth, and economic activity in Japan and the eurozone continued to show signs of improvement. Growth in the U.K. was driven by easier credit conditions and stronger consumer confidence. In Japan, improving business sentiment, personal consumption and higher exports resulting from a weaker yen supported the economy, and the unemployment rate reached its lowest level in six years. The Bank of Japan announced it would provide additional monetary stimulus if required. Although technically out of recession, the eurozone experienced weak employment trends, deflationary risks and political turmoil in some of the peripheral countries. However, German Chancellor Angela Merkel’s reelection and the European Central Bank’s rate cut to a record low helped partly restore investor confidence in the region.

Growth in many emerging market economies moderated based on lower domestic demand, falling exports and weakening commodity prices. However, select emerging market economies such as those of China, Malaysia, South Korea, Poland and Hungary improved in 2013’s second half. Monetary policies tightened in several emerging market countries, including Brazil, India, Turkey and South Africa, as their central banks raised interest rates to curb inflation and support their currencies.

Stocks in the eurozone led developed markets, which advanced for most of the period before a sharp decline in January 2014 stemming from concerns of a slowdown in China, mixed domestic corporate earnings and continuing reduction of the Fed’s asset purchase program. Political turmoil in certain emerging markets and tight credit conditions in China further weighed on emerging market equities, resulting in relatively flat performance for the period. An emerging market sell-off led to several currencies’ depreciation

4 | Semiannual Report

Top 10 Equity Holdings
1/31/14

Company	% of Total
Sector/Industry	Net Assets
Apple Inc.	3.0%
Computers & Peripherals
Express Scripts Holding Co.	2.7%
Health Care Providers & Services
Comcast Corp., A	2.6%
Media
International Business Machines Corp.	2.5%
IT Services
NIKE Inc., B	2.4%
Textiles, Apparel & Luxury Goods
Abbott Laboratories	2.4%
Health Care Equipment & Supplies
BlackRock Inc.	2.4%
Capital Markets
Chevron Corp.	2.3%
Oil, Gas & Consumable Fuels
BorgWarner Inc.	2.2%
Auto Components
Gilead Sciences Inc.	2.2%
Biotechnology

against the U.S. dollar, especially in January 2014. Gold prices declined for the period despite a January rally when some investors sought to limit exposure to slipping global equities.

Investment Strategy

We are research-driven, fundamental investors, pursuing a blend of growth and value strategies. We use a top-down analysis of macroeconomic trends, including sectors (with some attention to the sector weightings in the Fund’s comparative index) and industries combined with a bottom-up analysis of individual securities. In selecting investments for the Fund, we look for companies we believe are positioned for growth in revenues, earnings or assets, and are selling at reasonable prices. We also consider the dividend growth history as well as the company’s track record in capital management. We employ a thematic approach to identify industries that may benefit from longer term dynamic growth. Within these industries, we consider the basic financial and operating strength and quality of a company and company management. The Fund, from time to time, may have significant positions in particular sectors such as technology or industrials. We also seek to identify companies that we believe are temporarily out of favor with investors, but have a good intermediate- or long-term outlook.

Manager’s Discussion

Stock selection contributed to the Fund’s performance compared to the benchmark S&P 500, particularly in the information technology (IT) and consumer discretionary sectors.5 Key contributors from the IT sector included technology products and services provider International Business Machines (IBM) and global payments solution company MasterCard. Although IBM’s stock registered a small loss, the Fund’s underweighting was relatively beneficial. MasterCard delivered favorable earnings as processed transaction volume increased. In the consumer discretionary sector, apparel and home fashions retailer The TJX Companies6 and Internet retailer Amazon.com benefited relative returns. Other holdings contributing to performance included engineering and construction company Chicago Bridge & Iron,7 global biotechnology firm Gilead Sciences and industrial automation services provider Rockwell Automation.

In contrast, stock selection and an underweighting in the outperforming health care sector weighed on relative results.8 For example, pharmaceuticals developer and manufacturer Teva Pharmaceuticals Industries’ stock price was hampered by concerns over a patent expiration for its branded drug Copaxone.6 Health care services provider Laboratory Corporation of America reported that higher costs weighed on earnings.6 Also detracting from relative performance was

Semiannual Report | 5

stock selection in the energy sector, where oil and gas exploration firms Anadarko Petroleum and Marathon Oil were hurt by declining oil prices.9 Other positions weighing on relative results included clothing designer Ralph Lauren and retail athletic apparel designer and retailer Lululemon Athletica, which were recent additions.

Thank you for your continued participation in Franklin Large Cap Equity Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Carin Leong Pai assumed lead portfolio manager responsibilities for the Fund in January
2014. She is head of the Equity Strategy Committee, responsible for leading Fiduciary Trust’s equity strategy and process. As a member of the Asset Allocation Committee, she works closely with the firm’s chief investment officer and investment leadership to develop strategic and tactical asset allocation strategies. Additionally, she is a member of Fiduciary Trust’s
Management Committee, Officer’s Executive Committee and Risk Management Committee.
Prior to joining Fiduciary Trust in 1996, Ms. Pai served at Prudential Securities in the broker-
age division. She is a Chartered Financial Analyst (CFA) Charterholder and a member of the
New York Society of Security Analysts.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. The Russell 1000 Index is market capitalization weighted and measures performance of the largest companies in the
Russell 3000 Index, which represent the majority of the U.S. market’s total capitalization. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
3. S&P 500 Index: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regard-
less of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS
OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR
A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
4. Source: Bureau of Labor Statistics.
5. The IT sector comprises communications equipment; computers and peripherals; electrical equipment, instruments and components; Internet software and services; IT services; semiconductors and semiconductor equipment; and soft-
ware in the SOI. The consumer discretionary sector comprises auto components; Internet and catalog retail; media;
specialty retail; and textiles, apparel and luxury goods in the SOI.
6. No longer held at period-end.
7. Not an index component.
8. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI.
9. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

Semiannual Report | 7

Performance Summary as of 1/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: n/a)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	0.32	$7.75	$7.43
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0061
Short-Term Capital Gain	$0.0142
Long-Term Capital Gain	$0.2609
Total	$0.2812
Class C (Symbol: n/a)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	0.30	$7.61	$7.31
Distributions (8/1/13–1/31/14)
Short-Term Capital Gain	$0.0142
Long-Term Capital Gain	$0.2609
Total	$0.2751
Class R (Symbol: n/a)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	0.32	$7.76	$7.44
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0023
Short-Term Capital Gain	$0.0142
Long-Term Capital Gain	$0.2609
Total	$0.2774
Advisor Class (Symbol: FLCIX)			Change	1/31/14	7/31/13
Net Asset Value (NAV)		+$	0.34	$7.81	$7.47
Distributions (8/1/13–1/31/14)
Dividend Income	$0.0116
Short-Term Capital Gain	$0.0142
Long-Term Capital Gain	$0.2609
Total	$0.2867

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		Inception (9/30/08)
Cumulative Total Return[2]	+	8.23%	+	19.49%	+	116.72%	+	56.66%
Average Annual Total Return[3]	+	2.00%	+	12.62%	+	15.35%	+	7.58%
Value of $10,000 Investment[4]		$10,200		$11,262		$20,426		$14,766
Avg. Ann. Total Return (12/31/13)[5]			+	23.42%	+	14.52%	+	8.59%
Total Annual Operating Expenses[6]		1.26% (with waiver)				1.41% (without waiver)
Class C		6-Month		1-Year		5-Year		Inception (9/30/08)
Cumulative Total Return[2]	+	7.85%	+	18.74%	+	110.52%	+	51.96%
Average Annual Total Return[3]	+	6.85%	+	17.74%	+	16.05%	+	8.16%
Value of $10,000 Investment[4]		$10,685		$11,774		$21,052		$15,196
Avg. Ann. Total Return (12/31/13)[5]			+	29.11%	+	15.23%	+	9.20%
Total Annual Operating Expenses[6]		1.94% (with waiver)				2.09% (without waiver)
Class R		6-Month		1-Year		5-Year		Inception (9/30/08)
Cumulative Total Return[2]	+	8.16%	+	19.31%	+	115.63%	+	55.74%
Average Annual Total Return[3]	+	8.16%	+	19.31%	+	16.61%	+	8.66%
Value of $10,000 Investment[4]		$10,816		$11,931		$21,563		$15,574
Avg. Ann. Total Return (12/31/13)[5]			+	30.74%	+	15.77%	+	9.69%
Total Annual Operating Expenses[6]		1.46% (with waiver)				1.61% (without waiver)
Advisor Class		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	8.25%	+	19.77%	+	120.87%	+	75.76%
Average Annual Total Return[3]	+	8.25%	+	19.77%	+	17.17%	+	3.57%
Value of $10,000 Investment[4]		$10,825		$11,977		$22,087		$17,576
Avg. Ann. Total Return (12/31/13)[5]			+	31.36%	+	16.35%	+	6.54%
Total Annual Operating Expenses[6]		0.96% (with waiver)				1.11% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investments in foreign company stocks involve special risks including currency fluctuations and political uncertainty. There are special risks involved with significant exposure to a particular sector, including increased susceptibility related to economic, business or other developments affecting that sector, which may result in increased volatility. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 11/30/14 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if appli- cable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 8/1/13	Value 1/31/14	Period* 8/1/13–1/31/14
Actual	$1,000	$1,082.30	$6.56
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36
Class C
Actual	$1,000	$1,078.50	$10.11
Hypothetical (5% return before expenses)	$1,000	$1,015.48	$9.80
Class R
Actual	$1,000	$1,081.60	$7.61
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$7.37
Advisor Class
Actual	$1,000	$1,082.50	$4.93
Hypothetical (5% return before expenses)	$1,000	$1,020.47	$4.79

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.25%; C: 1.94%; R: 1.45%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Global Trust

Financial Highlights

Franklin Large Cap Equity Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class A	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.43	$6.09	$6.21	$5.00	$4.67	$5.41
Income from investment operations[b]:
Net investment income[c]	—[d]	0.01	0.02	0.01	0.01	0.04
Net realized and unrealized gains (losses)	0.61	1.35	(0.13)	1.21	0.34	(0.60)
Total from investment operations	0.61	1.36	(0.11)	1.22	0.35	(0.56)
Less distributions from:
Net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.02)	(0.03)
Net realized gains	(0.28)	—	—	—	—	(0.15)
Total distributions	(0.29)	(0.02)	(0.01)	(0.01)	(0.02)	(0.18)
Net asset value, end of period	$7.75	$7.43	$6.09	$6.21	$5.00	$4.67

Total return[e]	8.23%	22.14%	(1.71)%	24.35%	7.47%	(9.78)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	1.37%	1.39%	1.41%	1.41%	1.45%	1.51%
Expenses net of waiver and payments by
affiliates	1.25%	1.25%	1.25%	1.25%	1.25%	1.27%[g]
Net investment income	0.06%	0.21%	0.26%	0.15%	0.28%	0.74%

Supplemental data
Net assets, end of period (000’s)	$10,125	$8,911	$6,842	$6,205	$3,230	$1,412
Portfolio turnover rate	30.82%	33.77%	21.88%	24.73%	35.55%	70.93%

aFor the period September 30, 2008 (effective date) to July 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Global Trust

Financial Highlights (continued)

Franklin Large Cap Equity Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class C	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.31	$6.02	$6.14	$4.97	$4.66	$5.41
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)	(0.03)	(0.02)	(0.03)	(0.03)	0.01
Net realized and unrealized gains (losses)	0.61	1.32	(0.10)	1.20	0.35	(0.59)
Total from investment operations	0.58	1.29	(0.12)	1.17	0.32	(0.58)
Less distributions from:
Net investment income	—	—	—	—	(0.01)	(0.02)
Net realized gains	(0.28)	—	—	—	—	(0.15)
Total distributions	(0.28)	—	—	—	(0.01)	(0.17)
Net asset value, end of period	$7.61	$7.31	$6.02	$6.14	$4.97	$4.66

Total return[d]	7.85%	21.43%	(1.95)%	23.54%	6.78%	(10.28)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	2.06%	2.07%	2.07%	2.08%	2.15%	2.20%
Expenses net of waiver and payments by
affiliates	1.94%	1.93%	1.91%	1.92%	1.95%	1.96%[f]
Net investment income (loss)	(0.63)%	(0.47)%	(0.40)%	(0.52)%	(0.42)%	0.05%

Supplemental data
Net assets, end of period (000’s)	$2,691	$2,214	$1,116	$1,221	$408	$76
Portfolio turnover rate	30.82%	33.77%	21.88%	24.73%	35.55%	70.93%

aFor the period September 30, 2008 (effective date) to July 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights (continued)

Franklin Large Cap Equity Fund
	Six Months Ended
	January 31, 2014		Year Ended July 31,
Class R	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.44	$6.10	$6.20	$5.00	$4.67	$5.41
Income from investment operations[b]:
Net investment income (loss)[c]	(—)[d]	—[d]	—[d]	(—)[d]	—[d]	0.03
Net realized and unrealized gains (losses)	0.60	1.35	(0.09)	1.20	0.34	(0.60)
Total from investment operations	0.60	1.35	(0.09)	1.20	0.34	(0.57)
Less distributions from:
Net investment income	(—)[d]	(0.01)	(0.01)	—	(0.01)	(0.02)
Net realized gains	(0.28)	—	—	—	—	(0.15)
Total distributions	(0.28)	(0.01)	(0.01)	—	(0.01)	(0.17)
Net asset value, end of period	$7.76	$7.44	$6.10	$6.20	$5.00	$4.67

Total return[e]	8.16%	21.91%	(1.48)%	24.00%	7.32%	(9.91)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	1.57%	1.59%	1.61%	1.61%	1.65%	1.71%
Expenses net of waiver and payments by
affiliates	1.45%	1.45%	1.45%	1.45%	1.45%	1.47%[g]
Net investment income (loss)	(0.14)%	0.01%	0.06%	(0.05)%	0.08%	0.54%

Supplemental data
Net assets, end of period (000’s)	$13	$24	$15	$12	$8	$4
Portfolio turnover rate	30.82%	33.77%	21.88%	24.73%	35.55%	70.93%

aFor the period September 30, 2008 (effective date) to July 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Global Trust

Financial Highlights (continued)

Franklin Large Cap Equity Fund
	Six Months Ended
	January 31, 2014			Year Ended July 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.47	$6.12	$6.22	$5.01	$4.67	$6.20
Income from investment operations[a]:
Net investment income[b]	0.01	0.03	0.03	0.03	0.03	0.05
Net realized and unrealized gains (losses)	0.62	1.36	(0.10)	1.20	0.34	(1.39)
Total from investment operations	0.63	1.39	(0.07)	1.23	0.37	(1.34)
Less distributions from:
Net investment income	(0.01)	(0.04)	(0.03)	(0.02)	(0.03)	(0.04)
Net realized gains	(0.28)	—	—	—	—	(0.15)
Total distributions	(0.29)	(0.04)	(0.03)	(0.02)	(0.03)	(0.19)
Net asset value, end of period	$7.81	$7.47	$6.12	$6.22	$5.01	$4.67

Total return	8.25%	22.71%	(1.07)%	24.63%	7.92%	(21.07)%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	1.07%	1.09%	1.11%	1.11%	1.15%	1.21%
Expenses net of waiver and payments by
affiliates	0.95%	0.95%	0.95%	0.95%	0.95%	0.97%[d]
Net investment income	0.36%	0.51%	0.56%	0.45%	0.58%	1.04%

Supplemental data
Net assets, end of period (000’s)	$120,990	$105,558	$86,143	$84,930	$61,560	$50,123
Portfolio turnover rate	30.82%	33.77%	21.88%	24.73%	35.55%	70.93%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited)

Franklin Large Cap Equity Fund	Country	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 2.0%
United Technologies Corp.	United States	23,800	$2,713,676
Air Freight & Logistics 1.6%
United Parcel Service Inc., B	United States	22,700	2,161,721
Auto Components 2.2%
BorgWarner Inc.	United States	56,000	3,007,200
Beverages 3.3%
Diageo PLC, ADR	United Kingdom	20,900	2,509,045
PepsiCo Inc.	United States	23,800	1,912,568
			4,421,613
Biotechnology 5.4%
[a]Celgene Corp.	United States	18,700	2,841,091
[a]Gilead Sciences Inc.	United States	37,000	2,984,050
[a]Regeneron Pharmaceuticals Inc.	United States	5,000	1,442,950
			7,268,091
Capital Markets 6.5%
BlackRock Inc.	United States	10,500	3,154,935
Morgan Stanley	United States	101,000	2,980,510
T. Rowe Price Group Inc.	United States	32,500	2,549,300
			8,684,745
Chemicals 3.5%
Cytec Industries Inc.	United States	22,200	1,997,334
Praxair Inc.	United States	21,100	2,631,592
			4,628,926
Commercial Banks 3.1%
PNC Financial Services Group Inc.	United States	26,100	2,084,868
Wells Fargo & Co.	United States	44,600	2,022,164
			4,107,032
Communications Equipment 2.1%
QUALCOMM Inc.	United States	37,100	2,753,562
Computers & Peripherals 5.1%
Apple Inc.	United States	8,000	4,004,800
EMC Corp.	United States	56,200	1,362,288
[a]Stratasys Ltd.	United States	11,700	1,410,552
			6,777,640
Construction & Engineering 2.0%
Chicago Bridge & Iron Co. NV, N.Y. shs.	Netherlands	36,500	2,737,135
Consumer Finance 2.1%
American Express Co.	United States	33,200	2,822,664
Diversified Financial Services 2.1%
Bank of America Corp.	United States	171,100	2,865,925

Semiannual Report | 17

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Large Cap Equity Fund	Country	Shares	Value
Common Stocks (continued)
Electrical Equipment 2.0%
Rockwell Automation Inc.	United States	23,100	$2,652,804
Electronic Equipment, Instruments & Components 2.0%
[a]Trimble Navigation Ltd.	United States	82,000	2,651,060
Energy Equipment & Services 1.5%
Schlumberger Ltd.	United States	22,500	1,970,325
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	United States	16,300	1,831,468
Food Products 3.8%
Mondelez International Inc., A	United States	75,500	2,472,625
Nestle SA	Switzerland	35,300	2,562,175
			5,034,800
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	United States	87,600	3,211,416
Health Care Providers & Services 2.7%
[a]Express Scripts Holding Co.	United States	48,400	3,614,996
Industrial Conglomerates 3.2%
Danaher Corp.	United States	22,200	1,651,458
General Electric Co.	United States	104,700	2,631,111
			4,282,569
Insurance 2.0%
ACE Ltd.	United States	28,300	2,654,823
Internet & Catalog Retail 1.4%
[a]Amazon.com Inc.	United States	5,100	1,829,319
Internet Software & Services 2.1%
[a]Google Inc., A	United States	2,400	2,834,328
IT Services 4.3%
International Business Machines Corp.	United States	18,600	3,286,248
MasterCard Inc., A	United States	33,000	2,497,440
			5,783,688
Machinery 2.2%
Cummins Inc.	United States	22,900	2,907,842
Media 4.0%
Comcast Corp., A	United States	62,800	3,419,460
The Walt Disney Co.	United States	27,400	1,989,514
			5,408,974
Oil, Gas & Consumable Fuels 7.2%
Anadarko Petroleum Corp.	United States	34,500	2,783,805
Chevron Corp.	United States	28,000	3,125,640
Marathon Oil Corp.	United States	69,900	2,292,021
[a]Southwestern Energy Co.	United States	35,600	1,448,564
			9,650,030

18 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Franklin Large Cap Equity Fund	Country	Shares	Value
Common Stocks (continued)
Pharmaceuticals 2.0%
Roche Holding AG, ADR	Switzerland	40,000	$2,744,000
Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	United States	110,200	2,704,308
[a]Lam Research Corp.	United States	26,000	1,315,860
			4,020,168
Software 2.9%
[a]Red Hat Inc.	United States	41,800	2,361,700
[a]Salesforce.com Inc.	United States	25,100	1,519,303
			3,881,003
Specialty Retail 2.2%
Lowe’s Cos. Inc.	United States	62,800	2,907,012
Textiles, Apparel & Luxury Goods 5.5%
[a]Lululemon Athletica Inc.	Canada	44,000	2,010,360
NIKE Inc., B	United States	44,700	3,256,395
Ralph Lauren Corp.	United States	13,600	2,133,704
			7,400,459
Total Common Stocks (Cost $100,199,149)			132,221,014
Short Term Investments (Cost $3,035,041) 2.3%
Money Market Funds 2.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	3,035,041	3,035,041
Total Investments (Cost $103,234,190) 101.1%			135,256,055
Other Assets, less Liabilities (1.1)%			(1,437,119)
Net Assets 100.0%			$133,818,936

See Abbreviations on page 33.

[a]Non-income producing.
[b]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Global Trust

Financial Statements

Statement of Assets and Liabilities
January 31, 2014 (unaudited)

Franklin
Large Cap
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$100,199,149
Cost - Sweep Money Fund (Note 7)	3,035,041
Total cost of investments	$103,234,190
Value - Unaffiliated issuers	$132,221,014
Value - Sweep Money Fund (Note 7)	3,035,041
Total value of investments	135,256,055
Receivables:
Investment securities sold	1,268,922
Capital shares sold	741,960
Dividends	121,770
Total assets	137,388,707
Liabilities:
Payables:
Investment securities purchased	3,413,876
Capital shares redeemed	42,756
Management fees	96,321
Distribution fees	4,945
Transfer agent fees	3,549
Trustees’ fees and expenses	221
Accrued expenses and other liabilities	8,103
Total liabilities	3,569,771
Net assets, at value	$133,818,936
Net assets consist of:
Paid-in capital	$93,722,360
Undistributed net investment income	32,279
Net unrealized appreciation (depreciation)	32,022,180
Accumulated net realized gain (loss)	8,042,117
Net assets, at value	$133,818,936

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
January 31, 2014 (unaudited)

Franklin
Large Cap
Equity Fund
Class A:
Net assets, at value	$10,125,154
Shares outstanding	1,306,422
Net asset value per share[a]	$7.75
Maximum offering price per share (net asset value per share ÷ 94.25%)	$8.22
Class C:
Net assets, at value	$2,690,871
Shares outstanding	353,783
Net asset value and maximum offering price per share[a]	$7.61
Class R:
Net assets, at value	$13,296
Shares outstanding	1,714
Net asset value and maximum offering price per share	$7.76
Advisor Class:
Net assets, at value	$120,989,615
Shares outstanding	15,501,450
Net asset value and maximum offering price per share	$7.81

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Global Trust

Financial Statements (continued)

Statement of Operations
for the six months ended January 31, 2014 (unaudited)

Franklin
Large Cap
Equity Fund
Investment income:
Dividends	$825,819
Expenses:
Management fees (Note 3a)	602,179
Distribution fees: (Note 3c)
Class A	14,606
Class C	12,785
Class R	41
Transfer agent fees: (Note 3e)
Class A	1,191
Class C	316
Class R	2
Advisor Class	14,068
Custodian fees (Note 4)	783
Reports to shareholders	9,587
Registration and filing fees	27,952
Professional fees	17,709
Trustees’ fees and expenses	2,760
Other	2,936
Total expenses	706,915
Expenses waived/paid by affiliates (Note 3f)	(78,018)
Net expenses	628,897
Net investment income	196,922
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	10,375,133
Foreign currency transactions	1,641
Net realized gain (loss)	10,376,774
Net change in unrealized appreciation (depreciation) on:
Investments	(923,923)
Translation of other assets and liabilities denominated in foreign currencies	1,066
Net change in unrealized appreciation (depreciation)	(922,857)
Net realized and unrealized gain (loss)	9,453,917
Net increase (decrease) in net assets resulting from operations	$9,650,839

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin
	Large Cap Equity Fund
	Six Months Ended
	January 31, 2014	Year Ended
	(unaudited)	July 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$196,922	$487,294
Net realized gain (loss) from investments and foreign currency transactions	10,376,774	6,483,913
Net change in unrealized appreciation (depreciation) on investments and translation of other
assets and liabilities denominated in foreign currencies	(922,857)	14,187,706
Net increase (decrease) in net assets resulting from operations	9,650,839	21,158,913
Distributions to shareholders from:
Net investment income:
Class A	(7,407)	(19,901)
Class R	(7)	(18)
Advisor Class	(164,386)	(506,202)
Net realized gains:
Class A	(339,282)	—
Class C	(97,094)	—
Class R	(464)	—
Advisor Class	(4,023,670)	—
Total distributions to shareholders	(4,632,310)	(526,121)
Capital share transactions: (Note 2)
Class A	828,226	527,009
Class C	387,138	795,742
Class R	(11,542)	5,019
Advisor Class	10,889,988	630,087
Total capital share transactions	12,093,810	1,957,857
Net increase (decrease) in net assets	17,112,339	22,590,649
Net assets:
Beginning of period	116,706,597	94,115,948
End of period	$133,818,936	$116,706,597
Undistributed net investment income included in net assets:
End of period	$32,279	$7,157

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Global Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Equity Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Franklin Large Cap Equity Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities,

24 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange

Semiannual Report | 25

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of January 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

26 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 27

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2014		July 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	230,107	$1,786,025	474,685	$3,172,877
Shares issued in reinvestment of
distributions	44,334	344,772	2,934	19,813
Shares redeemed	(168,127)	(1,302,571)	(401,154)	(2,665,681)
Net increase (decrease)	106,314	$828,226	76,465	$527,009
Class C Shares:
Shares sold	110,088	$846,342	184,708	$1,234,648
Shares issued in reinvestment of
distributions	12,374	94,540	—	—
Shares redeemed	(71,455)	(553,744)	(67,345)	(438,906)
Net increase (decrease)	51,007	$387,138	117,363	$795,742
Class R Shares:
Shares sold	—	$—	762	$5,160
Shares issued in reinvestment of
distributions	28	215	2	13
Shares redeemed	(1,539)	(11,757)	(23)	(154)
Net increase (decrease)	(1,511)	$(11,542)	741	$5,019
Advisor Class Shares:
Shares sold	1,371,162	$10,866,660	3,107,068	$20,919,557
Shares issued in reinvestment of
distributions	491,262	3,846,449	2,483	16,820
Shares redeemed	(492,065)	(3,823,121)	(3,043,276)	(20,306,290)
Net increase (decrease)	1,370,359	$10,889,988	66,275	$630,087

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Fiduciary International, Inc. (Fiduciary)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

28 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Fiduciary based on the average daily net assets of the Fund as follows:

Fee Rate	Net Assets
0.950%	Up to and including $500 million
0.850%	Over $500 million, up to and including $1 billion
0.800%	Over $1 billion, up to and including $1.5 billion
0.750%	Over $1.5 billion, up to and including $6.5 billion
0.730%	Over $6.5 billion, up to and including $11.5 billion
0.700%	In excess of $11.5 billion

b. Administrative Fees

Under an agreement with Fiduciary, FT Services provides administrative services to the Fund. The fee is paid by Fiduciary based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Reimbursement Plan:
Class A	0.35%
Compensation Plans:
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

Semiannual Report | 29

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors have advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$3,380
CDSC retained	$237

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended January 31, 2014, the Fund paid transfer agent fees of $15,577, of which $10,464 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Fiduciary has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95%, (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2014.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2014, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

30 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

5. INCOME TAXES (continued)

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$103,234,190

Unrealized appreciation	$33,510,956
Unrealized depreciation	(1,489,091)
Net unrealized appreciation (depreciation)	$32,021,865

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2014, aggregated $48,470,087 and $37,065,648, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matured on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015.

Semiannual Report | 31

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

8. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended January 31, 2014, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered

32 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Semiannual Report | 33

Franklin Global Trust

Shareholder Information

Franklin Large Cap Equity Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

34 | Semiannual Report

This page intentionally left blank.

This page intentionally left blank.

VALUE	BLEND	GROWTH	SECTOR	GLOBAL	INTERNATIONAL	HYBRID	ALTERNATIVE	ASSET ALLOCATION	FIXED INCOME	TAX-FREE INCOME

Semiannual Report and Shareholder Letter
Franklin Large Cap
Equity Fund

Investment Manager
Fiduciary International, Inc.
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
© 2014 Franklin Templeton Investments. All rights reserved.	428 S 03/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A (d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date March 27, 2014

By /s/GASTON GARDEY_
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date March 27, 2014